UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22027

FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

Wilmington, DE  19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

Wilmington, DE  19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:  302-791-1851

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 67.5%
Brazil — 28.1%
AMBEV SA, SP ADR	143,400	$943,571
BB Seguridade Participacoes SA	28,200	308,984
BM&FBovespa SA	73,500	249,269
BRF SA, ADR	27,400	649,928
Cielo SA	39,000	581,385
Embraer SA, ADR	11,000	387,860
Ez Tec Empreendimentos e Participacoes SA	10,200	62,723
Kroton Educacional SA	64,220	294,384
Localiza Rent a Car SA	11,800	153,478
Totvs SA	19,500	243,963
Ultrapar Participacoes SA	15,500	306,159

		4,181,704

Chile — 3.6%
Empresa Nacional de Electricidad SA	214,215	306,602
SACI Falabella	23,200	152,200
Sonda SA	32,900	79,656

		538,458

Colombia — 1.8%
Grupo De Inversiones Suramericana SA	18,000	261,148

Mexico — 30.3%
Alfa SAB de CV, Class A*	151,000	275,617
America Movil SAB de CV, ADR, Series L	28,400	607,476
Bolsa Mexicana de Valores SAB de CV	160,100	264,243
Cemex SAB de CV, SP ADR*	44,792	398,201
Corp Inmobiliaria Vesta SABde CV	132,236	255,835

	Number of Shares	Value
COMMON STOCKS — (Continued)
Mexico — (Continued)
Fomento Economico Mexicano SAB de CV, SP ADR*	6,200	$518,072
Grupo Aeroportuario del Centro Norte SAB de CV	9,300	344,565
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,900	391,819
Grupo Financiero Banorte SAB de CV	34,200	174,154
Infraestructura Energetica Nova SAB de CV	64,500	306,245
Rassini SAB de CV*	104,000	391,175
TF Administradora Industrial S de RL de CV	147,200	314,738
Wal-Mart de Mexico SAB de CV	136,700	263,651

		4,505,791

Peru — 3.7%
Credicorp Ltd.	3,800	547,656

TOTAL COMMON STOCKS (Cost $11,017,059)		10,034,757

PREFERRED STOCKS — 27.0%
Brazil — 27.0%
Banco Bradesco SA(a)	90,900	1,142,665
Gerdau SA	75,000	254,635
Gol Linhas Aereas Inteligentes SA*	33,200	151,199
Itau Unibanco Holding SA, ADR	112,400	1,362,288
Petroleo Brasileiro SA, SP ADR	101,700	625,455
Suzano Papel e Celulose SA	57,000	230,910

See accompanying Notes to the Quarterly Portfolio of Investments.

1

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

	Number of Shares	Value
PREFERRED STOCKS — (Continued)
Brazil — (Continued)
Vale SA, SP ADR	39,400	$246,644

		4,013,796

TOTAL PREFERRED STOCKS (Cost $4,836,127)		4,013,796

REGISTERED INVESTMENT COMPANY — 4.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%(b)	668,501	668,501

TOTAL REGISTERED INVESTMENT COMPANY (Cost $668,501)		668,501

TOTAL INVESTMENTS - 99.0% (Cost $16,521,687)**		14,717,054
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		148,682

NET ASSETS - 100.0%		$14,865,736

*	Non-income producing.
**	The cost and unrealized appreciation and unrealized depreciation in the value by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$16,521,687

Gross unrealized appreciation	$70,360
Gross unrealized depreciation	(1,874,993)

Net unrealized depreciation	$(1,804,633)

(a)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2015.

ADR	American Depositary Receipt
SP ADR	Sponsored Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 70.2%
Austria — 0.2%
Oas Investments GmbH 8.25%, 10/19/2019(a)(b)	$200,000	$25,000

Brazil — 22.5%
Banco Bradesco SA 5.90%, 10/16/2021(c)	400,000	428,000
Banco do Brasil SA 5.88%, 01/19/2023	200,000	201,750
Banco Safra SA 6.75%, 01/27/2021	200,000	218,000
Banco Santander Brasil SA 4.63%, 02/13/2017	200,000	206,200
Caixa Economica Federal 4.50%, 10/03/2018	200,000	199,190
Cielo SA 3.75%, 11/16/2022	600,000	557,820
Embraer SA 5.15%, 06/15/2022	500,000	529,375
Itau Unibanco Holding SA 5.75%, 01/22/2021	200,000	207,000
Itau Unibanco Holding SA 5.65%, 03/19/2022	300,000	305,250
Samarco Mineracao SA 4.13%, 11/01/2022	200,000	177,000
Votorantim Cimentos SA 7.25%, 04/05/2041	400,000	404,000

		3,433,585

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Cayman Islands — 18.6%
BFF International Ltd. 7.25%, 01/28/2020	$500,000	$561,970
BR Malls International Finance Ltd. 8.50%, 01/21/2016(b)(d)	400,000	407,948
Braskem Finance Ltd. 5.75%, 04/15/2021	500,000	494,375
Cosan Overseas Ltd. 8.25%, 11/05/2015(b)(d)	200,000	189,020
Odebrecht Finance Ltd. 4.38%, 04/25/2025	400,000	301,000
Suzano Trading Ltd. 5.88%, 01/23/2021	400,000	410,000
Vale Overseas Ltd. 4.38%, 01/11/2022	500,000	475,390

		2,839,703

Chile — 4.0%
Banco Santander Chile 3.88%, 09/20/2022	400,000	407,455
Corpbanca SA 3.88%, 09/22/2019	200,000	200,370

		607,825

Colombia — 2.9%
Bancolombia SA 5.95%, 06/03/2021	400,000	437,040

Luxembourg — 3.5%
CSN Resources SA 6.50%, 07/21/2020	200,000	182,500
Klabin Finance SA 5.25%, 07/21/2020	360,000	352,800

		535,300

See accompanying Notes to the Quarterly Portfolio of Investments.

3

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Mexico — 11.7%
Alfa SAB de CV 5.25%, 03/25/2024(b)	$500,000	$519,750
America Movil SAB de CV 5.00%, 03/30/2020	300,000	335,475
Cemex SAB de CV 5.88%, 03/25/2019(b)	500,000	503,500
Grupo Bimbo Sab de CV 4.50%, 01/25/2022	400,000	429,668

		1,788,393

Peru — 2.9%
Banco de Credito del Peru 5.38%, 09/16/2020	400,000	439,000

Virgin Islands — 3.9%
Gerdau Trade, Inc. 5.75%, 01/30/2021	500,000	510,750
QGOG Atlantic Ltd. 5.25%, 07/30/2019(b)	106,180	88,129

		598,879

TOTAL CORPORATE BONDS AND NOTES (Cost $11,131,296)		10,704,725

GOVERNMENT BONDS — 20.7%
Brazilian Government International Bond 8.88%, 10/14/2019	1,500,000	1,878,750

	Par Value	Value
GOVERNMENT BONDS — (Continued)
Brazilian Government International Bond 4.88%, 01/22/2021	$1,200,000	$1,269,000

TOTAL GOVERNMENT BONDS (Cost $3,134,847)		3,147,750

	Number of Shares	Value
REGISTERED INVESTMENT COMPANY — 8.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%(e)	1,293,014	1,293,014

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,293,014)		1,293,014

TOTAL INVESTMENTS - 99.4% (Cost $15,559,157)**		15,145,489
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		91,409

NET ASSETS - 100.0%		$15,236,898

**	The cost and unrealized appreciation and unrealized depreciation in the value by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$15,559,157

Gross unrealized appreciation	$91,761
Gross unrealized depreciation	(505,429)

Net unrealized appreciation	$(413,668)

(a)	Investment with a total aggregate value of

See accompanying Notes to the Quarterly Portfolio of Investments.

4

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

$25,000 or 0.2% of net assets was in default as of January 31, 2015.
(b)	This security is callable.
(c)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(d)	Security is perpetual. Date shown is next call date.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2015.

See accompanying Notes to the Quarterly Portfolio of Investments.

5

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Bradesco Latin American Equity Fund and Bradesco Latin American Hard Currency Bond Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

6

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

— Level 1 —	quoted prices in active markets for identical securities;

— Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

— Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) thatmay impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of January 31, 2015, in valuing each Fund’s investments carried at fair value:

	Bradesco Latin American Equity Fund
	Total Value at 01/31/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$14,717,054	$14,717,054	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

7

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Bradesco Latin American Hard Currency Bond Fund
	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$10,704,725	$—	$10,704,725	$—
Government Bonds	3,147,750	—	3,147,750	—
Registered Investment Company	1,293,014	1,293,014	—	—

Total	$15,145,489	$1,293,014	$13,852,475	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

8

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

The following table lists the issuers owned by Bradesco Latin American Equity Fund and Bradesco Latin American Hard Currency Bond Fund that may be deemed “affiliated company” under the Investment Company Act of 1940, as well as transactions that occurred in the security of such issuers during the period ended January 31, 2015:

Bradesco Latin American Equity Fund
Net
						Shares		Realized
	Shares					Held	Dividend	Gain
	Held	Value at	Purchase	Sales	Value at	at	Income at	(Loss) at
Name of Issuer	at 4/30/14	4/30/14	Cost	Proceeds	01/31/15	01/31/15	01/31/15	01/31/15
Banco Bradesco SA	3,100	$46,019	$1,284,666	$40,288	$1,142,665	90,900	$13,703	$2,170

Bradesco Latin American Hard Currency Bond Fund
Net
						Shares		Realized
	Shares					Held	Dividend	Gain
	Held	Value at	Purchase	Sales	Value at	at	Income at	(Loss) at
Name of Issuer	at 4/30/14	4/30/14	Cost	Proceeds	01/31/15	01/31/15	01/31/15	01/31/15
Banco Bradesco SA	—	$—	$427,675	$—	$428,000	400,000	$7,988	$—

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

9

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Moody’s/
	Standard &	Principal
	Poor’s	Amount
	Rating(a)	(000’s)	Value
CORPORATE BONDS AND NOTES — 45.1%
Airlines — 1.4%
American Airlines 2013-2 Class B Pass Through Trust, 5.60%, 01/15/22 144A	NA/BB+	$383	$393,655
British Airways 2013-1 Class B Pass Through Trust, 5.625%, 12/20/21 144A	Baa3/BBB	152	162,678

			556,333

Automotive — 0.9%
FCA US LLC/CG Co. Issuer, Inc., Sec. Notes, 8.25%, 06/15/21 (b)	B1/B	300	333,750

Diversified Financial Services — 18.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Co. Gty., 4.50%, 05/15/21 144A	Ba2/BB+	250	258,125
AIG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	145	189,934
American Express Co., Sub. Notes, 6.80%, 09/01/66 (b)(c)	Baa2/BB+	195	205,725
Bank of America Corp., Sr. Unsec. Notes, 5.75%, 12/01/17	Baa2/A-	210	233,048
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa2/A-	320	377,024
BB&T Corp., Sr. Unsec. Notes, 1.101%, 06/15/18 (b)(c)	A2/A-	405	409,170
Bear Stearns Cos., LLC (The), Sr. Unsec. Notes, 6.40%, 10/02/17	A3/A	267	300,027
BioMed Realty LP, Co. Gty., REIT, 6.125%, 04/15/20 (b)	Baa3/BBB	226	263,034
Citigroup, Inc., Sr. Unsec. Notes, 3.375%, 03/01/23	Baa2/A-	208	215,451
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa3/BBB+	225	255,678
EPR Properties, Co. Gty., REIT, 5.75%, 08/15/22 (b)	Baa2/BBB-	358	400,374
General Electric Capital Corp., Jr. Sub. Notes, 5.25%, 06/15/23 (b)(c)(d)	Baa1/A+	400	402,800
General Electric Capital Corp., Sub. Notes, 5.30%, 02/11/21	A2/AA	260	302,716
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 2.375%, 01/22/18	Baa1/A-	91	92,776
HSBC Capital Funding LP/Jersey Channel Islands, Ltd., Co. Gty., 10.176%, 06/30/30 144A(b)(c)(d)	Baa2/BBB-	325	489,938
HSBC Holdings PLC, Sub. Notes, 4.25%, 03/14/24	A3/BBB+	200	213,873
ING Bank NV., 4.125%, 11/21/23 (b)(c)	Baa2/BBB	350	358,428
JPMorgan Chase & Co., Jr. Sub. Notes, 7.90%, 04/30/18 (b)(c)(d)	Ba1/BBB-	387	415,904
Morgan Stanley, Jr. Unsec. Notes, 5.45%, 07/15/19 (b)(c)(d)	Ba3/BB	365	370,960
Morgan Stanley, Sr. Unsec. Notes, 5.50%, 07/24/20	Baa2/A-	425	489,092
Morgan Stanley, Sr. Unsec. Notes, 4.30%, 01/27/45	Baa2/A-	40	41,937
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40 144A	A3/A-	211	269,063
US Bank N.A., Sr. Unsec. Notes, 0.736%, 10/28/19 (b)(c)	Aa3/AA-	490	491,341

			7,046,418

Energy — 3.7%
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72 (b)(c)	Baa1/BBB	300	323,450
Citgo Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22 144A(b)	B3/B+	350	339,500
DCP Midstream LLC, Jr. Sub. Notes, 5.85%, 05/21/43 144A(b)(c)	Ba1/BB	325	299,000
Hess Corp.,Sr. Unsec. Notes, 5.60%, 02/15/41	Baa2/BBB	150	162,892
Noble Energy, Inc., Sr. Unsec. Notes, 8.25%, 03/01/19	Baa2/BBB	146	176,554
Transocean, Inc., Co. Gty., 6.50%, 11/15/20	Baa3/BBB-	163	136,513

			1,437,909

Healthcare — 1.3%
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21 144A	Ba2/BB+	325	359,125

See accompanying Notes to the Quarterly Portfolio of Investments.

1

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Moody’s/ Standard & Poor’s Rating (a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Healthcare — (Continued)
Medtronic, Inc., Co. Gty., 4.625%, 03/15/45 144A	A3/A	$140	$161,425

			520,550

Industrial — 1.7%
ADT Corp. (The), Sr. Unsec. Notes, 6.25%, 10/15/21	Ba2/BB-	175	185,446
Penske Truck Leasing Co. Lp / PTL Finance Corp., Sr Unsec. Notes, 3.375%, 02/01/22 144A(b)	Baa3/BBB-	201	203,090
Samarco Mineracao SA, Sr. Unsec. Notes, 5.75%, 10/24/23 144A	NA/BBB-	275	265,650

			654,186

Insurance — 4.8%
Allstate Corp. (The), Jr. Sub. Notes, 6.50%, 05/15/67 (b)(c)	Baa1/BBB	325	360,750
American Financial Group, Inc., Sr. Unsec. Notes, 9.875%, 06/15/19	Baa1/BBB+	130	169,329
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/68 (b)(c)	Baa2/BBB	325	445,250
Liberty Mutual Group, Inc., Co. Gty., 7.00%, 03/07/67 144A(b)(c)	Baa3/BB+	208	212,680
Prudential Financial, Inc., Jr. Sub. Notes, 5.20%, 03/15/44 (b)(c)	Baa2/BBB+	400	403,000
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/37 (b)(c)	A3/NR	244	261,175

			1,852,184

Media — 1.2%
Numericable Group SA, Sr. Sec. Notes, 6.25%, 05/15/24 144A(b)	Ba3/B+	250	258,750
VTR Finance BV, Sr. Sec. Notes, 6.875%, 01/15/24 144A(b)	B1/B+	220	220,561

			479,311

Mining — 0.6%
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42 (b)	Baa2/BBB-	296	233,306

Pipe Lines Ex Natural Gas — 2.9%
Enterprise Products Operating LLC, Co. Gty., 7.034%, 01/15/68 (b)(c)	Baa2/BBB-	211	229,990
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21 144A(b)	NA/BBB-	175	194,549
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes, 9.00%, 02/01/19	Baa3/BBB-	130	159,185
Kinder Morgan, Inc., Co. Gty., 4.30%, 06/01/25 (b)	Baa3/BBB-	105	109,631
Regency Energy Partners LP / Regency Energy Finance Corp., Co. Gty., 6.50%, 07/15/21 (b)	Ba3/BB	235	249,100
Williams Partners LP / ACMP Finance Corp., Sr. Unsec. Notes, 4.875%, 05/15/23 (b)	Baa2/BBB	190	194,750

			1,137,205

Technology Hardware & Equipment — 0.3%
NCR Corp., Co. Gty., 5.875%, 12/15/21 (b)	Ba3/BB	95	98,088

Telecommunications — 5.4%
Bharti Airtel International Netherlands BV., Co. Gty., 5.35%, 05/20/24 144A	Baa3/BBB-	360	406,249
CCOH Safari, LLC, Co. Gty., 5.50%, 12/01/22 (b)	B1/BB-	300	304,125
DISH DBS Corp., Co. Gty., 5.875%, 07/15/22	Ba3/BB-	240	242,400
Frontier Communications Corp., Sr. Unsec. Notes, 8.50%, 04/15/20	Ba3/BB-	325	365,625
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35 (b)	Baa3/BBB-	195	201,010
T-Mobile USA, Inc., Co. Gty., 6.625%, 04/01/23 (b)	Ba3/BB	227	235,513
Verizon Communications, Inc., Sr. Unsec. Notes, 1.991%, 09/14/18 (c)	Baa1/BBB+	195	202,753

See accompanying Notes to the Quarterly Portfolio of Investments.

2

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Moody’s/ Standard & Poor’s Rating (a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Telecommunications — (Continued)
Verizon Communications, Inc., Sr. Unsec. Notes, 6.55%, 09/15/43	Baa1/BBB+	$62	$83,752
Verizon Communications, Inc., Sr. Unsec. Notes, 5.012%, 08/21/54 144A	Baa1/BBB+	60	66,120

			2,107,547

Utilities — 2.8%
Black Hills Corp., Sr. Unsec. Notes, 4.25%, 11/30/23 (b)	Baa1/BBB	100	109,952
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20 144A	Baa3/BBB-	163	193,922
Electricite de France SA, Sub. Notes, 5.25%, 01/29/23 144A(b)(c)(d)	A3/BBB+	208	218,400
Southern Power Co., Sr. Unsec. Notes, 5.25%, 07/15/43	Baa1/BBB+	170	211,756
UIL Holdings Corp., Sr. Unsec. Notes, 4.625%, 10/01/20	Baa2/BBB-	325	353,319

			1,087,349

TOTAL CORPORATE BONDS AND NOTES (Cost $16,791,185)			17,544,136

ASSET BACKED SECURITIES — 8.8%
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class C, 2.42%, 05/08/18	Aaa/AA	202	205,049
Carlyle Global Market Strategies CLO 2014-3 Ltd., 3.406%, 07/27/26 144A(c)	A2/NA	500	490,510
Goldentree Loan Opportunities V, Ltd., Series 2007-5A, Class B, 1.357%, 10/18/21 144A(c)	Aaa/AAA	500	497,105
Harley-Davidson Motorcycle Trust 2011-1, Class B, 2.12%, 08/15/17	Aaa/AA+	305	307,355
North End CLO, Ltd., Series 2013-1A, Class B, 1.907%, 07/17/25 144A(c)	NR/AA	1,000	956,940
SBI Home Equity Loan Trust, Series 2006-1A, Class 2A, 0.318%, 04/25/35 144A(c)	A2/AA	119	117,447
Sonic Capital, LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41 144A	Baa2/BBB	108	115,385
Spirit Master Funding, LLC, 5.76%, 03/20/42 144A	NA/A+	304	335,768
TAL Advantage V, LLC, Series 2013-1A, Class A, 2.83%, 02/22/38 144A	NA/A	341	341,833
TAL Advantage V, LLC, Series 2014-2A, Class A1, 1.70%, 05/20/39 144A	NA/A	83	82,228

TOTAL ASSET BACKED SECURITIES (Cost $3,436,543)			3,449,620

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.1%
BLCP Hotel Trust, Series 2014-CLRN, Class B, 1.517%, 08/15/29 144A(c)	NA/AA-	305	305,411
Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/05/30 144A	A3/A-	227	232,400
Irvine Core Office Trust, Series 2013-IRV, Class C, 3.173%, 05/15/48 144A(c)	NA/A	135	135,972
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.485%, 07/12/46(c)	Ba2/NA	423	431,661
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSI, Class C, 4.292%, 10/15/30 144A(c)	NA/A	540	561,891
ORES LLC, Series 2014-LV3, Class A, 3.00%, 03/27/24 144A	NA/NA	121	121,235
Resource Capital Corp., Series 2014-CRE2, Class A, 1.218%, 04/15/32 144A(c)	Aaa/NA	300	298,121
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class SCH2, 3.667%, 01/15/27 144A(c)	NA/BB	450	442,927
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class WTS2, 3.417%, 02/15/27 144A(c)	NA/BB	225	221,468

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,685,514)			2,751,086

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 17.9%
FHLMC Gold Pool # G03508, 6.00%, 07/01/37	Aaa/AA+	78	88,365
FHLMC Gold Pool # G08595, 4.00%, 07/01/44	Aaa/AA+	389	417,100

See accompanying Notes to the Quarterly Portfolio of Investments.

3

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Moody’s/ Standard & Poor’s Rating (a)	Principal Amount (000’s)	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
FNMA Pool #AB3737, 3.50%, 10/01/41	Aaa/AA+	$980	$1,037,094
FNMA Pool #AD7136, 5.00%, 07/01/40	Aaa/AA+	282	311,666
FNMA Pool #AL0515, 6.00%, 07/01/40	Aaa/AA+	141	163,061
FNMA Pool #AL5562, 4.50%, 04/01/44	Aaa/AA+	768	833,890
FNMA Pool #AS4236, 3.50%, 01/01/45	Aaa/AA+	989	1,045,691
FNMA Pool #AT2762, 2.50%, 05/01/28	Aaa/AA+	202	209,782
FNMA Pool #AU1264, 3.00%, 07/01/43	Aaa/AA+	630	652,475
FNMA Pool #AV5063, 3.00%, 02/01/29	Aaa/AA+	350	368,084
FNMA Pool #AX6539, 4.00%, 12/01/44	Aaa/AA+	783	839,235
GNMA Pool #694462, 6.00%, 10/15/38	Aaa/AA+	75	84,676
GNMA Pool #729349, 4.00%, 07/15/41	Aaa/AA+	175	187,668
GNMA Pool #AD6019, 3.50%, 04/20/43	Aaa/AA+	27	28,299
GNMA Pool #MA0391, 3.00%, 09/20/42	Aaa/AA+	86	89,224
GNMA Pool #MA0534, 3.50%, 11/20/42	Aaa/AA+	269	284,543
GNMA Pool #MA2226, 5.00%, 09/20/44	Aaa/AA+	287	321,011

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $6,877,600)			6,961,864

MUNICIPAL BONDS — 1.2%
American Municipal Power-Ohio, Inc., Build America Bonds, RB, 6.053%, 02/15/43	A1/A	225	310,997
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35	A3/A-	130	158,922

TOTAL MUNICIPAL BONDS (Cost $330,806)			469,919

U.S. TREASURY OBLIGATIONS — 17.2%
United States Treasury Note, 0.875%, 07/31/19	Aaa/AA+	479	473,537
United States Treasury Note, 1.25%, 10/31/19	Aaa/AA+	1,045	1,049,735
United States Treasury Note, 1.375%, 01/31/20	Aaa/AA+	163	164,439
United States Treasury Note, 1.625%, 08/15/22	Aaa/AA+	590	594,333
United States Treasury Note, 2.125%, 08/15/21	Aaa/AA+	340	354,158
United States Treasury Note, 2.25%, 11/15/24	Aaa/AA+	415	436,269
United States Treasury Note, 2.375%, 08/15/24	Aaa/AA+	532	565,084
United States Treasury Note, 2.50%, 08/15/23	Aaa/AA+	425	455,381
United States Treasury Note, 2.75%, 11/15/23	Aaa/AA+	90	98,353
United States Treasury Bond, 2.75%, 11/15/42	Aaa/AA+	750	826,523
United States Treasury Bond, 3.125%, 08/15/44	Aaa/AA+	120	142,406
United States Treasury Bond, 5.375%, 02/15/31	Aaa/AA+	1,040	1,519,943

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,216,478)			6,680,161

See accompanying Notes to the Quarterly Portfolio of Investments.

4

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

	Moody’s/ Standard & Poor’s Rating (a)	Number of Shares	Value
PREFERRED STOCK — 1.4%
Diversified Financial Services — 1.4%
CoBank ACB 144A	NA/BBB+	5,200	$533,650

TOTAL PREFERRED STOCK (Cost $542,100)			533,650

REGISTERED INVESTMENT COMPANY — 1.9%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares	NR/NR	738,197	738,197

TOTAL REGISTERED INVESTMENT COMPANY (Cost $738,197)			738,197

TOTAL INVESTMENTS - 100.6%
(Cost $37,618,423)*			39,128,633
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%			(233,232)

NET ASSETS - 100.0%			$38,895,401

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate Cost	$37,618,423

Gross unrealized appreciation	$1,786,326
Gross unrealized depreciation	(276,116)

Net unrealized appreciation	$1,510,210

(a)	Ratings for debt securities are unaudited. All ratings are as of January 31, 2015 and may have changed subsequently.
(b)	This security is callable.
(c)	Floating or variable rate security. Rate disclosed is as of January 31, 2015.
(d)	Security is perpetual. Date shown is next call date.

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At January 31, 2015, these securities amounted to $10,762,771 or 27.7% of net assets. These securities have been determined by the Adviser to be liquid securities.

Legend
CLO	Collateralized Loan Obligations	N.A.	National Association
Co. Gty.	Company Guaranty	NA	Not Available
FHLMC	Federal Home Loan Mortgage Corp.	NR	Not Rated
FNMA	Federal National Mortgage Association	PLC	Public Limited Company
GNMA	Government National Mortgage Association	RB	Revenue Bond
GO	General Obligations	REIT	Real Estate Investment Trust
Jr.	Junior	Sec.	Secured
LLC	Limited Liability Company	Sr.	Senior
LP	Limited Partnership	Sub.	Subordinated
Ltd.	Limited	Unsec.	Unsecured

See accompanying Notes to the Quarterly Portfolio of Investments.

5

CUTWATER INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Cutwater Investment Grade Bond Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—  Level 1 — quoted prices in active markets for identical securities;

—   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—   Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

CUTWATER INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$17,544,136	$—	$17,544,136	$—
Asset Backed Securities	3,449,620	—	3,449,620	—
Commercial Mortgage-Backed Securities	2,751,086	—	2,751,086	—
Residential Mortgage-Backed Securities	6,961,864	—	6,961,864	—
Municipal Bonds	469,919	—	469,919	—
U.S. Treasury Obligations	6,680,161	—	6,680,161	—
Preferred Stock	533,650	533,650	—	—
Registered Investment Company	738,197	738,197	—	—

Total Investments	$39,128,633	$1,271,847	$37,856,786	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.5%
Brazil — 5.9%
AMBEV SA	665,500	$4,372,595
Embraer SA	470,400	4,161,855
Even Construtora e Incorporadora SA	705,000	1,137,669
Iochpe-Maxion SA	248,100	1,033,731
Natura Cosmeticos SA	95,100	1,111,110
WEG SA	112,500	1,341,657

		13,158,617

Chile — 0.8%
Aguas Andinas SA, Class A	3,098,911	1,774,936

China — 19.4%
Air China Ltd., Class H	2,432,000	2,333,286
Anhui Conch Cement Co., Ltd., Class H	905,000	3,029,555
China Construction Bank Corp., Class H	8,479,000	6,787,278
China Mobile, Ltd.	637,668	8,358,863
China Shenhua Energy Co., Ltd., Class H	1,426,000	3,914,421
CNOOC, Ltd.	3,284,000	4,357,423
Dongfeng Motor Group Co., Ltd., Class H	2,878,000	4,162,282
Haitian International Holdings Ltd.	457,000	886,025
Pacific Basin Shipping, Ltd	2,743,344	1,011,638
PetroChina Co., Ltd., Class H	3,681,181	3,997,399
Shenzhou International Group Holdings, Ltd.	487,000	1,769,527
Sinotruk Hong Kong, Ltd.	1,880,000	1,031,521

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Weichai Power Co., Ltd., Class H	522,000	$2,065,091

		43,704,309

Colombia — 1.2%
Bancolombia SA, SP ADR	57,972	2,682,364

Czech Republic — 2.9%
CEZ AS	96,139	2,250,254
Komercni Banka AS	20,859	4,244,878

		6,495,132

Hungary — 1.8%
OTP Bank PLC	298,087	3,952,680

India — 3.4%
Coal India Ltd.*	404,834	2,348,563
ICICI Bank, Ltd., SP ADR	154,248	1,852,518
Reliance Industries Ltd., SP GDR(a)	118,741	3,524,909

		7,725,990

Indonesia — 3.1%
Astra International Tbk PT	2,324,600	1,431,387
Bank Mandiri Persero Tbk PT	1,335,700	1,150,581
Bank Rakyat Indonesia Persero Tbk PT	2,053,600	1,879,005
Indo Tambangraya Megah Tbk PT	1,278,000	1,683,957
United Tractors Tbk PT	644,500	906,915

		7,051,845

Malaysia — 3.8%
CIMB Group Holdings Bhd	1,364,997	2,066,555
Genting Bhd	1,513,496	3,678,622
Malayan Banking Bhd	1,118,743	2,685,750

		8,430,927

See accompanying Notes to the Quarterly Portfolio of Investments.

1

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Mexico — 5.2%
America Movil SAB de CV, Series L	5,385,628	$5,770,252
Southern Copper Corp.	103,911	2,834,691
Ternium SA, SP ADR	180,929	3,101,123

		11,706,066

Panama — 1.1%
Copa Holdings SA, Class A	23,539	2,530,678

Peru — 1.1%
Cia de Minas Buenaventura SA, ADR	220,605	2,519,309

Poland — 3.5%
Bank Handlowy w Warszawie SA	70,250	2,048,222
Bank Pekao SA	81,491	3,930,733
Orange Polska SA	817,749	1,972,685

		7,951,640

Russia — 4.9%
Globaltrans Investment PLC, GDR	163,892	739,381
Magnit PJSC SP GDR	53,388	2,030,039
Novolipetsk Steel OJSC, GDR	458,807	6,001,838
PhosAgro OAO, GDR	214,324	2,327,366

		11,098,624

South Africa — 4.1%
AngloGold Ashanti Ltd., SP ADR*	145,740	1,804,261
Barclays Africa Group, Ltd.	191,280	3,251,842
Impala Platinum Holdings, Ltd.*	36,115	234,318
MTN Group, Ltd.	153,328	2,647,777

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Africa — (Continued)
Reunert, Ltd.	251,974	$1,356,267

		9,294,465

South Korea — 17.5%
Hyundai Department Store Co. Ltd.	27,056	2,933,422
Hyundai Heavy Industries Co., Ltd.*	28,481	2,918,503
Hyundai Mobis	21,317	4,819,090
Hyundai Motor Co.	21,323	3,277,005
LG Chem, Ltd.	20,430	3,674,157
POSCO, ADR	38,181	2,223,280
Samsung Electronics Co., Ltd.	7,663	9,512,839
Samsung Heavy Industries Co., Ltd.	67,171	1,087,471
Samsung Life Insurance Co., Ltd.	33,136	3,403,534
Shinhan Financial Group Co., Ltd.	89,335	3,647,407
Shinsegae Co., Ltd.	11,777	1,726,931

		39,223,639

Taiwan — 9.3%
Advanced Semiconductor Engineering, Inc.	1,454,000	1,825,817
Asustek Computer, Inc.	255,000	2,665,161
Chicony Electronics Co., Ltd.	663,375	1,820,326
Chipbond Technology Corp.	1,137,000	2,324,074
Compal Electronics, Inc.	1,597,208	1,164,705
CTBC Financial Holding Co., Ltd.	1,729,000	1,096,800
Hon Hai Precision Industry Co. Ltd.	382,000	1,048,206

See accompanying Notes to the Quarterly Portfolio of Investments.

2

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
Mega Financial Holding Co., Ltd.	1,372,000	$1,046,896
Novatek Microelectronics Corp.	338,692	1,862,980
Richtek Technology Corp.	251,000	1,272,080
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	157,028	3,566,106
Teco Electric And Machinery Co. Ltd.	1,315,000	1,227,569

		20,920,720

Thailand — 3.4%
Bangkok Bank PCL NVDR	417,300	2,425,916
Kasikornbank PCL NVDR	275,770	1,865,762
PTT Exploration & Production PCL	387,800	1,292,888
Thai Oil PCL	1,358,100	2,122,222

		7,706,788

Turkey — 1.1%
Ford Otomotiv Sanayi AS	92,908	1,288,508
Turkcell Iletisim Hizmetleri AS*	190,309	1,095,582

		2,384,090

TOTAL COMMON STOCKS (Cost $215,389,141)		210,312,819

PREFERRED STOCKS — 1.4%
Brazil — 1.4%
Itau Unibanco Holding SA	267,500	3,279,885

TOTAL PREFERRED STOCKS (Cost $3,448,010)		3,279,885

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 4.2%
iShares MSCI Emerging Market Index Fund	240,000	$9,364,800

TOTAL EXCHANGE TRADED FUNDS (Cost $9,741,033)		9,364,800

TOTAL INVESTMENTS - 99.1% (Cost $228,578,184)**		$222,957,504
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		1,990,084

NET ASSETS - 100.0%		$224,947,588

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$228,578,184

Gross unrealized appreciation	$15,578,361
Gross unrealized depreciation	(21,199,041)

Net unrealized depreciation	$(5,620,680)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2015 this security amounted to $3,524,909 or 1.6% of net assets. This security has been determined by the Adviser to be a liquid security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

3

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

SP ADR Sponsored Depositary Receipt

SP GDR Sponsored Global Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

4

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Par* Value	Value

CORPORATE BONDS AND NOTES — 36.2%
Austria — 0.0%
OGX Austria GmbH 8.38%, 04/01/2022(a)	$200,000	$499

Cayman Islands — 4.2%
Evergrande Real Estate Group Ltd. 8.75%, 10/30/2018	200,000	187,500
Renhe Commercial Holdings Co. Ltd. 13.00%, 03/10/2016	150,000	122,625

		310,125

Chile — 3.0%
Corp Nacional del Cobre de Chile 5.63%, 10/18/2043(b)	200,000	224,556

Indonesia — 3.8%
Perusahaan Penerbit SBSN Indonesia 6.13%, 03/15/2019(b)	250,000	281,250

Israel — 3.1%
Israel Electric Corp., Ltd. 6.88%, 06/21/2023(b)	200,000	228,684

Netherlands — 4.8%
Majapahit Holding BV 7.88%, 06/29/2037(b)	150,000	186,938
Petrobras Global Finance BV 4.38%, 05/20/2023	100,000	82,340
Petrobras Global Finance BV 6.88%, 01/20/2040	100,000	84,000

		353,278

	Par* Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Russia — 5.0%
Gazprom OAO Via Gaz Capital SA 9.25%, 04/23/2019	$100,000	$97,600
Gazprom OAO Via Gaz Capital SA 8.63%, 04/28/2034	150,000	144,000
Russian Agricultural Bank OJSC Via RSHB Capital SA 7.75%, 05/29/2018	150,000	131,280

		372,880

Turkey — 2.9%
Export Credit Bank of Turkey 5.88%, 04/24/2019(b)	200,000	213,500

Ukraine — 2.7%
Commercial Bank Privatbank JSC Via Standard Bank 5.80%, 02/09/2016(c)	100,000	46,020
EXIM of Ukraine CJSC/The Via Credit Suisse First Boston International 5.79%, 02/09/2016(c)	100,000	37,254
Ukreximbank Via Biz Finance PLC 8.75%, 01/22/2018	250,000	116,300

		199,574

Venezuela — 4.1%
Petroleos de Venezuela SA 6.00%, 11/15/2026(b)	300,000	91,523

See accompanying Notes to the Quarterly Portfolio of Investments.

5

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Par* Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Venezuela — (Continued)
Petroleos de Venezuela SA 6.00%, 11/15/2026	$200,000	$61,015
Petroleos de Venezuela SA 5.38%, 04/12/2027	350,000	105,665
Petroleos de Venezuela SA 5.50%, 04/12/2037	150,000	44,392

		302,595

Virgin Islands — 2.6%
Sinopec Capital 2013 Ltd. 3.13%, 04/24/2023	200,000	196,765

TOTAL CORPORATE BONDS AND NOTES (Cost $3,141,332)		2,683,706

FOREIGN GOVERNMENT BONDS & NOTES — 57.4%
Brazil — 8.5%
Banco Nacional de Desenvolvimento Economico e Social 5.75%, 09/26/2023(b)	250,000	259,288
Brazil Notas do Tesouro Nacional Serie F 10.00%, 01/01/2017 BRL	75,000	26,840
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2021	1,000,000	342,602

		628,730

	Par* Value	Value
FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Colombia — 3.2%
Colombia Government International Bond 10.38%, 01/28/2033	$ 150,000	$238,875

Croatia — 2.9%
Croatia Government International Bond 6.00%, 01/26/2024	200,000	219,350

Cyprus — 1.9%
Cyprus Government International Bond 4.63%, 02/03/2020(b)	EUR 125,000	139,841

Dominican Republic — 3.0%
Dominican Republic International Bond 7.45%, 04/30/2044	200,000	220,000

Egypt — 1.4%
Egypt Government International Bond 6.88%, 04/30/2040	100,000	101,750

Hungary — 3.5%
Hungary Government International Bond 7.63%, 03/29/2041	175,000	259,000

Mexico — 7.1%
Mexican Bonos 10.00%, 12/05/2024	MXN 1,200,000	109,038
Mexican Bonos 10.00%, 11/20/2036	MXN 2,000,000	201,336
Mexico Government International Bond 4.75%, 03/08/2044	200,000	216,500

		526,874

See accompanying Notes to the Quarterly Portfolio of Investments.

6

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Par* Value	Value
FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Morocco — 2.8%
Morocco Government International Bond 4.25%, 12/11/2022(b)	$200,000	$210,250

Pakistan — 1.2%
Pakistan Government International Bond 7.88%, 03/31/2036	100,000	92,125

Panama — 3.4%
Panama Government International Bond 4.30%, 04/29/2053	250,000	250,625

Philippines — 3.6%
Philippine Government International Bond 7.50%, 09/25/2024	200,000	266,750

Poland — 1.5%
Poland Government International Bond 4.00%, 01/22/2024	100,000	109,000

Romania — 1.7%
Romanian Government International Bond 4.88%, 01/22/2024	50,000	56,320
Romanian Government International Bond 6.13%, 01/22/2044	50,000	66,688

		123,008

Serbia — 0.2%
Republic of Serbia 6.75%, 11/01/2024(d)	17,165	17,410

	Par* Value	Value
FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Sri Lanka — 2.8%
Sri Lanka Government International Bond 6.00%, 01/14/2019(b)	$200,000	$208,750

Turkey — 2.6%
Turkey Government International Bond 7.38%, 02/05/2025	150,000	191,205

Ukraine — 4.7%
Ukraine Government International Bond 7.80%, 11/28/2022	450,000	225,054
Ukraine Government International Bond 7.50%, 04/17/2023	250,000	124,880

		349,934

Venezuela — 1.4%
Venezuela Government International Bond 11.75%, 10/21/2026	300,000	107,250

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost $4,282,229)		4,260,727

TOTAL INVESTMENTS - 93.6% (Cost $7,423,561)**		$6,944,433
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.4%		478,074

NET ASSETS - 100.0%		$7,422,507

*	Par amount denominated in USD unless otherwise noted.

See accompanying Notes to the Quarterly Portfolio of Investments.

7

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$7,423,561

Gross unrealized appreciation	$391,122
Gross unrealized depreciation	(870,250)

Net unrealized depreciation	$(479,128)

(a)	Investments with a total aggregate value of $499 or 0.00% of net assets were in default as of January 31, 2015.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2015 these securities amounted to $2,044,580 or 27.5% of net assets. This security has been determined by the Adviser to be a liquid security.
(c)	Floating or variable rate security. Rate disclosed is as of January 31, 2015.
(d)	Multi-Step Coupon. Rate disclosed is as of January 31, 2015.

See accompanying Notes to the Quarterly Portfolio of Investments.

8

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

Forward foreign currency contracts outstanding as of January 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	249,856	BRL	694,600	04/01/15	ANZ	$ (4,391)
USD	144,722	EUR	117,709	03/10/15	SSB	11,665
USD	122,655	EUR	100,000	06/23/15	SSB	9,483

Net unrealized appreciation on forward foreign currency contracts:						$16,757

ANZ	Australia and New Zealand Banking Group
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
PLC	Public Limited Company
SSB	State Street Bank
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

9

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Funds’ (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

10

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

— Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

— Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of each Funds’ bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of January 31, 2015, in valuing each Funds’ investments carried at fair value:

	DuPont Capital Emerging Markets Fund

	Total Value at 01/31/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Brazil	$13,158,617	$13,158,617	$—	$—
Chile	1,774,936	1,774,936	—	—
China	43,704,309	—	43,704,309	—
Colombia	2,682,364	2,682,364	—	—
Czech Republic	6,495,132	—	6,495,132	—
Hungary	3,952,680	—	3,952,680	—
India	7,725,990	1,852,518	5,873,472	—
Indonesia	7,051,845	—	7,051,845	—

11

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

Common Stocks (Continued)
Malaysia	$8,430,927	$—	$8,430,927	$—
Mexico	11,706,066	11,706,066	—	—
Panama	2,530,678	2,530,678	—	—
Peru	2,519,309	2,519,309	—	—
Poland	7,951,640	—	7,951,640	—
Russia	11,098,624	8,329,204	2,769,420	—
South Africa	9,294,465	3,160,528	6,133,937	—
South Korea	39,223,639	2,223,280	37,000,359	—
Taiwan	20,920,720	3,566,106	17,354,614	—
Thailand	7,706,788	—	7,706,788	—
Turkey	2,384,090	—	2,384,090	—
Preferred Stocks	3,279,885	3,279,885	—	—
Exchange Traded Funds	9,364,800	9,364,800	—	—

Total Investments	$222,957,504	$66,148,291	$156,809,213	$—

	DuPont Capital Emerging Markets Debt Fund

	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$2,683,706	$—	$2,683,706	$—
Foreign Government Bonds & Notes	4,260,727	—	4,260,727	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	21,148	—	21,148	—

Total Assets	$6,965,581	$—	$6,965,581	$—

12

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$(4,391)	$—	$(4,391)	$—

Total Liabilities	$(4,391)	$—	$(4,391)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2015, there were no significant transfers between Levels 1, 2, and 3 in the DuPont Capital Emerging Markets Fund.The DuPont Capital Emerging Markets Debt Fund had no transfers between Levels 1, 2, and 3.

13

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

14

EIC VALUE FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.0%
Basic Materials — 1.0%
Barrick Gold Corp.	252,855	$3,231,487

Communications — 4.4%
Cisco Systems, Inc.	240,255	6,334,323
eBay, Inc.*	144,065	7,635,445

		13,969,768

Consumer, Cyclical — 15.2%
Bed Bath & Beyond, Inc.*	116,315	8,696,873
CVS Health Corp.	52,860	5,188,738
Honda Motor Co. Ltd., SP ADR	261,050	7,888,931
Target Corp.	160,655	11,825,815
Wal-Mart Stores, Inc.	176,275	14,979,849

		48,580,206

Consumer, Non-cyclical — 26.5%
Baxter International, Inc.	115,530	8,122,914
Dr. Pepper Snapple Group, Inc.	150,140	11,601,318
Express Scripts Holding Co.*	129,060	10,416,433
GlaxoSmithKline PLC, SP ADR	146,600	6,450,400
Johnson & Johnson	47,240	4,730,614
Medtronic PLC	160,625	11,468,625
Molson Coors Brewing Co., Class B	125,705	9,544,781
PepsiCo, Inc.	136,270	12,779,401
Procter & Gamble Co. (The)	114,395	9,642,355

		84,756,841

Energy — 13.4%
Chevron Corp.	79,355	8,136,268
ConocoPhillips	130,115	8,194,643
Diamond Offshore Drilling, Inc.	211,635	6,672,852

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Exxon Mobil Corp.	130,665	$11,422,734
Southwestern Energy Co.*	345,660	8,568,911

		42,995,408

Financial — 22.5%
American Express Co.	78,555	6,338,603
Annaly Capital Management, Inc. REIT	469,320	4,956,019
Chubb Corp. (The)	76,325	7,472,217
PNC Financial Services Group, Inc. (The)	110,945	9,379,290
SunTrust Banks, Inc.	117,750	4,523,955
T. Rowe Price Group, Inc.	100,455	7,907,818
Torchmark Corp.	95,175	4,765,412
Travelers Cos., Inc. (The)	74,460	7,655,977
US Bancorp.	230,975	9,680,162
Wells Fargo & Co.	180,245	9,358,320

		72,037,773

REITs-Office Property — 1.0%
Mack-Cali Realty Corp. REIT	166,985	3,257,877

Technology — 5.0%
Microsoft Corp.	231,930	9,369,972
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	294,220	6,681,736

		16,051,708

Utilities — 3.0%
Exelon Corp.	269,475	9,711,879

TOTAL COMMON STOCKS (Cost $255,701,756)		294,592,947

See accompanying Notes to the Quarterly Portfolio of Investments.

1

EIC VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENT — 10.0%
Money Market Fund — 10.0%
Dreyfus Institutional Reserves Treasury Prime Fund 0.00%(a)	31,933,521	$31,933,521

TOTAL SHORT-TERM INVESTMENT (Cost $31,933,521)		31,933,521

TOTAL INVESTMENTS - 102.0% (Cost $287,635,277)**		326,526,468
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%		(6,452,901)

NET ASSETS - 100.0%		$320,073,567

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$287,635,277

Gross unrealized appreciation	$47,176,008
Gross unrealized depreciation	(8,284,817)

Net unrealized appreciation	$38,891,191

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2015.

REIT	Real Estate Investment Trust
SP ADR	Sponsored Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$294,592,947	$294,592,947	$—	$—
Short-Term Investment	31,933,521	31,933,521	—	—

Total Investments	$326,526,468	$326,526,468	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

For the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 81.6%
Advertising Agencies — 1.6%
Interpublic Group of Cos, Inc. (The) 4.200%, 04/15/2024	$500,000	$534,218

Airlines — 0.6%
Delta Air Lines Series 2010-2, Class B 6.750%, 05/23/2017	200,000	207,500

Applications Software — 0.7%
Microsoft Corp. 1.000%, 05/01/2018	250,000	250,018

Auto/Truck Parts & Equipment-Original — 1.3%
Delphi Corp. Callable 02/15/2018 at 102.5 5.000%, 02/15/2023	400,000	426,000

Auto-Cars/Light Trucks — 5.7%
General Motors Co. 3.500%, 10/02/2018	500,000	512,500
General Motors Co. 4.875%, 10/02/2023	1,000,000	1,091,030
Harley-Davidson Financial Services, Inc. 3.875%, 03/15/2016 (a)	300,000	310,468

		1,913,998

Beverages-Non-alcoholic — 0.8%
PepsiCo, Inc. Callable 12/07/2018 at 100.0 2.250%, 01/07/2019	250,000	258,288

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Cable/Satellite TV — 2.4%
Comcast Corp. Callable 11/15/2024 at 100.0 3.375%, 02/15/2025	$250,000	$264,751
DIRECTV Holdings, LLC DIRECTV Financing Co., Inc. Callable 01/01/2024 at 100.0 4.450%, 04/01/2024	500,000	542,864

		807,615

Chemicals-Diversified — 0.6%
E.I. Du Pont de Nemours & Co. 1.950%, 01/15/2016	200,000	202,886

Commercial Banks Non-US — 0.8%
Abbey National Treasury Services PLC (London) 3.050%, 08/23/2018	250,000	262,314

Commercial Banks-Eastern US — 1.2%
CIT Group, Inc. 5.000%, 08/01/2023	400,000	421,000

Computers — 1.5%
Hewlett-Packard Co. 1.193%, 01/14/2019 (b)	500,000	493,871

Diversified Banking Institutions — 19.0%
Bank of America Corp. 1.317%, 03/22/2018 (b)	400,000	403,090
Bank of America Corp. 6.875%, 11/15/2018	250,000	293,081
Bank of America Corp. Callable 06/17/2019 at 100.0 5.125%, 12/29/2049 (c)(d)	500,000	488,437

See accompanying Notes to the Quarterly Portfolio of Investments.

1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Diversified Banking Institutions — (Continued)
Citigroup, Inc. 1.800%, 02/05/2018	$750,000	$752,153
Citigroup, Inc. 2.500%, 07/29/2019	500,000	507,416
Goldman Sachs Group, Inc. (The) 2.375%, 01/22/2018	400,000	407,805
Goldman Sachs Group, Inc. (The) Callable 03/23/2020 at 100.0 2.600%, 04/23/2020	500,000	506,478
Goldman Sachs Group, Inc. (The) Callable 03/23/2020 at 100.0 1.417%, 04/23/2020 (b)	500,000	504,031
JPMorgan Chase & Co. 1.156%, 01/25/2018 (b)	300,000	302,407
JPMorgan Chase & Co. 0.886%, 01/28/2019 (b)	100,000	99,412
JPMorgan Chase & Co. Callable 04/30/2018 at 100.0 7.900%, 04/29/2049 (c)(d)(e)	250,000	268,672
Morgan Stanley 2.375%, 07/23/2019	250,000	252,050
Morgan Stanley 1.396%, 01/27/2020 (b)	500,000	503,612
Morgan Stanley 2.650%, 01/27/2020	250,000	253,842
Morgan Stanley 4.350%, 09/08/2026	350,000	366,247

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Diversified Banking Institutions — (Continued)
Morgan Stanley Callable 07/15/2019 at 100.0 5.450%, 07/29/2049 (c)(d)	$500,000	$508,165

		6,416,898

Diversified Financial Services — 1.5%
General Electric Capital Corp. Callable 12/09/2019 at 100.0 2.200%, 01/09/2020	500,000	509,563

Diversified Operations — 0.8%
Brixmor Operating Partnership LP Callable 11/01/2024 at 100.0 3.850%, 02/01/2025	250,000	255,936

Electronic Components-Semiconductor — 0.7%
Texas Instruments, Inc. 1.000%, 05/01/2018	250,000	248,038

Enterprise Software/Services — 1.5%
Oracle Corp. 0.833%, 01/15/2019 (b)	500,000	503,324

Finance-Auto Loans — 14.5%
Ally Financial, Inc. 3.250%, 09/29/2017	500,000	499,375
Ally Financial, Inc. 4.750%, 09/10/2018	1,000,000	1,037,500
Ally Financial, Inc. 3.500%, 01/27/2019	500,000	495,000
Ally Financial, Inc. 3.750%, 11/18/2019	500,000	496,250
Ford Motor Credit Co., LLC 2.375%, 03/12/2019	650,000	657,467

See accompanying Notes to the Quarterly Portfolio of Investments.

2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Finance-Auto Loans — (Continued)
Ford Motor Credit Co., LLC 3.219%, 01/09/2022	$400,000	$410,064
Ford Motor Credit Co., LLC 3.664%, 09/08/2024	500,000	517,580
General Motors Financial Co., Inc. 4.750%, 08/15/2017	250,000	264,648
General Motors Financial Co., Inc. 3.250%, 05/15/2018	500,000	507,500

		4,885,384

Finance-Consumer Loans — 1.5%
Synchrony Financial Callable 01/03/2020 at 100.0 2.700%, 02/03/2020	500,000	503,715

Finance-Credit Card — 0.6%
American Express Credit Corp. 1.300%, 07/29/2016	200,000	201,326

Hotels&Motels — 0.8%
Wyndham Worldwide Corp. Callable 02/01/2017 at 100.0 2.950%, 03/01/2017	250,000	256,094

Life/Health Insurance — 2.5%
Lincoln National Corp. Callable 05/17/2016 at 100.0 7.000%, 05/17/2066 (d)	600,000	597,000
Prudential Financial, Inc. 1.037%, 08/15/2018 (b)	250,000	250,954

		847,954

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Multi-line Insurance — 1.9%
Genworth Holdings, Inc. Callable 11/15/2016 at 100.0 6.150%, 11/15/2066 (d)	$475,000	$294,500
MetLife, Inc. Callable 08/01/2034 at 100.0 10.750%, 08/01/2069	200,000	330,000

		624,500

Multimedia — 1.2%
NBC Universal Media, LLC 2.875%, 04/01/2016	200,000	205,361
Time Warner, Inc. 3.150%, 07/15/2015	200,000	202,370

		407,731

Oil Companies-Exploration&Production — 0.6%
Anadarko Petroleum Corp. 5.950%, 09/15/2016	200,000	213,885

Pipelines — 0.8%
Enterprise Products Operating LLC Callable 01/15/2018 at 100.0 7.034%, 01/15/2068 (d)	235,000	256,150

Reinsurance — 1.2%
Berkshire Hathaway, Inc. 1.550%, 02/09/2018	400,000	404,041

REITS-Office Property — 0.6%
BioMed Realty LP Callable 03/15/2016 at 100.0 3.850%, 04/15/2016	200,000	206,254

See accompanying Notes to the Quarterly Portfolio of Investments.

3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
REITS-Shopping Centers — 1.9%
DDR Corp. 5.500%, 05/01/2015	$165,000	$166,701
DDR Corp. 7.500%, 04/01/2017	200,000	223,884
Kimco Realty Corp. Callable 03/01/2021 at 100.0 3.200%, 05/01/2021	250,000	259,238

		649,823

REITS-Warehouse/Industry — 1.5%
Prologis LP Callable 11/01/2020 at 100.0 3.350%, 02/01/2021	500,000	522,901

Retail-Discount — 0.7%
Wal-Mart Stores, Inc. 1.125%, 04/11/2018	250,000	250,525

Retail-Drug Store — 0.7%
Walgreen Co. 1.800%, 09/15/2017	250,000	252,749

Retail-Mail Order — 1.2%
QVC, Inc. 4.450%, 02/15/2025	400,000	408,946

Super-Regional Banks-US — 4.9%
PNC Financial Services Group, Inc. (The) Callable 03/16/2015 at 100.0 4.451%, 05/29/2049 (b)(c)	895,000	895,000
Wells Fargo & Co. 2.150%, 01/30/2020	500,000	503,037

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Super-Regional Banks-US — (Continued)
Wells Fargo & Co. 4.100%, 06/03/2026	$250,000	$264,653

		1,662,690

Telephone-Integrated — 1.6%
Verizon Communications, Inc. Callable 12/15/2023 at 100.0 4.150%, 03/15/2024	500,000	538,118

Transport-Rail — 0.7%
Canadian Pacific Railway Co. Callable 11/01/2024 at 100.0 2.900%, 02/01/2025	250,000	252,612

Transport-Services — 1.5%
FedEx Corp. 3.200%, 02/01/2025	500,000	515,790

TOTAL CORPORATE BONDS AND NOTES (Cost $27,014,166)		27,572,655

U.S. TREASURY OBLIGATIONS — 17.8%
Sovereign — 17.8%
0.250%, 11/30/2015	500,000	500,312
0.250%, 12/31/2015	500,000	500,332
0.500%, 06/30/2016	500,000	501,445
0.500%, 07/31/2016	1,000,000	1,002,656
0.500%, 09/30/2016	750,000	751,524
0.625%, 10/15/2016	400,000	401,469
1.000%, 05/31/2018	1,400,000	1,405,141

See accompanying Notes to the Quarterly Portfolio of Investments.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
Sovereign — (Continued)
2.250%, 11/15/2024	$900,000	$946,125

		6,009,004

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,948,546)		6,009,004

TOTAL INVESTMENTS - 99.4% (Cost $32,962,712)*		33,581,659
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		203,935

NET ASSETS - 100.0%		$33,785,594

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$32,962,712

Gross unrealized appreciation	$778,468
Gross unrealized depreciation	(159,521)

Net unrealized appreciation	$618,947

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2015, these securities amounted to $310,468 or 0.9% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Variable or Floating Rate Security. Rate shown is as of January 31, 2015.
(c)	Security is a perpetual bond and has no definite maturity date.
(d)	Fix-to Float Security. Rate shown is as of January 31, 2015.
(e)	Dividend paying security.

REIT	Real Estate Investment Trust
PLC	Public Limited Company

Please note that securities are classified according to the Bloomberg Sub-Industry Categories. We believe this is the classification that best reflects the industry and risks associated with each position.

See accompanying Notes to the Quarterly Portfolio of Investments.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Estabrook Investment Grade Fixed Income Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities and preferred securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

6

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$27,572,655	$—	$27,572,655	$—
U.S. Treasury Obligations	6,009,004	—	6,009,004	—

Total Investments	$33,581,659	$—	$33,581,659	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts

7

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

8

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 117.7%
COMMON STOCKS — 116.4%
Automobiles & Components — 5.6%
Allison Transmission Holdings, Inc.†	373,128	$11,686,369
American Axle & Manufacturing
Holdings, Inc.*†	1,041,202	25,353,269
Cooper Tire & Rubber Co.†	59,720	2,077,659
Cooper-Standard Holding, Inc.*	10,382	542,460
Dana Holding Corp.†	1,192,501	24,887,496
Delphi Automotive PLC (Jersey)†	274,673	18,878,275
Gentex Corp.(a)	408,886	6,824,307
Goodyear Tire & Rubber Co. (The)†	407,770	9,884,345
Harley-Davidson, Inc.†(a)	172,063	10,616,287
Johnson Controls, Inc.†	584,153	27,145,590
Magna International, Inc. (Canada)†	297,476	28,563,646
Standard Motor Products, Inc.†(a)	53,798	1,961,475
Tenneco, Inc.*†	439,849	22,617,036
Thor Industries, Inc.†(a)	125,635	7,079,532
Tower International, Inc.*†	92,947	2,200,055

		200,317,801

Capital Goods — 21.9%
AAON, Inc.†	59,880	1,305,983
Actuant Corp., Class A†	183,813	4,247,918
AECOM Technology Corp.*†(a)	1,042,096	26,490,080
Aegion Corp.*	216,868	3,322,418
AMETEK, Inc.	6,680	319,972
AZZ, Inc.(a)	119,581	5,045,122
Blount International, Inc.*†	370,755	5,746,703
Caterpillar, Inc.†	357,640	28,600,471
Chart Industries, Inc.*(a)	444,183	12,659,216
Chicago Bridge & Iron Co. NV (Netherlands)†(a)	655,110	22,607,846
CIRCOR International, Inc.	144,392	7,131,521
Continental Building Products, Inc.*	11,525	192,928
Crane Co.†	314,526	19,170,360
Cubic Corp.†	96,657	5,054,195
Curtiss-Wright Corp.†(a)	129,213	8,596,541
Dover Corp.	299,952	21,008,638
Eaton Corp. PLC (Ireland)†	190,198	11,999,592
EMCOR Group, Inc.†	244,254	9,858,091
Emerson Electric Co.†	249,897	14,229,135
Encore Wire Corp.	9,283	284,338
Engility Holdings, Inc.†(a)	62,011	2,474,239
ESCO Technologies, Inc.†	19,559	704,515
Esterline Technologies Corp.*(a)	65,137	7,301,206
Federal Signal Corp.†	303,046	4,627,512
Flowserve Corp.†	283,906	15,470,038
Fluor Corp.†	506,312	27,133,260

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Dynamics Corp.†	148,619	$19,797,537
GrafTech International Ltd.*	77,446	281,129
Harsco Corp.†	423,090	6,244,808
Huntington Ingalls Industries, Inc.†	220,405	25,699,223
Hyster-Yale Materials Handling, Inc.†(a)	58,146	3,642,847
IDEX Corp.†	113,381	8,203,115
Illinois Tool Works, Inc.†	95,675	8,906,386
ITT Corp.†	568,238	20,348,603
Jacobs Engineering Group, Inc.*†	624,725	23,802,023
Joy Global, Inc.(a)	306,516	12,855,281
KBR, Inc.†	1,290,892	21,338,445
Keysight Technologies, Inc.*†	194,027	6,478,545
L-3 Communications Holdings, Inc.†	4,751	584,943
Lincoln Electric Holdings, Inc.†	344,371	23,386,235
Lindsay Corp.(a)	125,184	10,818,401
Lockheed Martin Corp.†	34,697	6,535,874
Manitowoc Co., Inc. (The)†(a)	636,958	11,911,115
Meritor, Inc.*(a)	1,570,913	20,107,686
Moog, Inc., Class A*†	201,279	14,149,914
MSA Safety, Inc.	69,538	3,036,029
Mueller Water Products, Inc., Class A	1,089,617	11,146,782
Nordson Corp.†	45,371	3,305,731
Orbital Sciences Corp.*†(a)	491,376	13,802,752
PACCAR, Inc.(a)	174,002	10,459,260
Parker-Hannifin Corp.†	137,496	16,012,784
Polypore International, Inc.*(a)	205,853	9,205,746
Precision Castparts Corp.	28,888	5,780,489
Raytheon Co.	27,493	2,750,675
RBC Bearings, Inc.(a)	28,103	1,631,098
Rexnord Corp.*(a)	180,630	4,470,593
Rockwell Automation, Inc.(a)	180,935	19,707,440
Rockwell Collins, Inc.	31,831	2,725,370
Roper Industries, Inc.†	36,279	5,599,301
Simpson Manufacturing Co., Inc.	16,057	524,100
Spirit AeroSystems Holdings, Inc., Class A*†	255,293	11,498,397
SPX Corp.†	376,138	31,433,853
Standex International Corp.†	18,072	1,266,666
Stanley Black & Decker, Inc.†	234,778	21,986,960
Sun Hydraulics Corp.	51,469	1,865,236
Teledyne Technologies, Inc.*	187,053	17,777,517
Terex Corp.†(a)	160,375	3,605,230
Thermon Group Holdings, Inc.*	61,627	1,260,272

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Timken Co. (The)†	231,205	$8,788,102
TriMas Corp.*†(a)	259,172	6,995,052
Triumph Group, Inc.	8,468	483,184
Tyco International PLC (Ireland)†	146,666	5,985,440
Universal Forest Products, Inc.	14,674	734,580
Valmont Industries, Inc.(a)	24,278	2,916,273
Veritiv Corp.*(a)	4,267	217,062
Watts Water Technologies, Inc., Class A†	206,276	12,093,962
WESCO International, Inc.*(a)	230,713	15,402,400
Woodward, Inc.	39,192	1,748,355
WW Grainger, Inc.	18,077	4,263,280
Xylem, Inc.†(a)	388,467	13,246,725

		784,400,644

Commercial & Professional Services — 4.5%
ACCO Brands Corp.*†	1,208,143	9,568,493
Cintas Corp.†(a)	189,419	14,907,275
Corporate Executive Board Co. (The)	18,191	1,246,447
Deluxe Corp.†	31,581	2,050,554
Dun & Bradstreet Corp. (The)†	36,278	4,175,960
Exponent, Inc.†(a)	26,987	2,162,738
Huron Consulting Group, Inc.*†	40,157	3,020,610
IHS, Inc., Class A*	45,753	5,267,543
Korn/Ferry International*†	296,549	8,451,647
Manpowergroup, Inc.†	430,523	31,376,516
Multi-Color Corp.†	69,632	4,053,975
Pitney Bowes, Inc.†(a)	897,850	21,530,443
Progressive Waste Solutions Ltd. (Canada)	103,268	2,945,203
Robert Half International, Inc.†	12,390	719,363
ServiceMaster Global Holdings, Inc.*†	86,446	2,442,964
Stantec, Inc. (Canada)	18,711	459,542
Steelcase, Inc., Class A†	184,245	3,110,056
Team, Inc.*†	18,550	707,497
Towers Watson & Co., Class A†	150,499	17,834,132
UniFirst Corp.†	46,889	5,445,220
Waste Connections, Inc.†(a)	342,540	14,804,579
West Corp.(a)	100,880	3,298,776

		159,579,533

Consumer Durables & Apparel — 4.2%
Coach, Inc.	73,564	2,735,845
Columbia Sportswear Co.(a)	29,603	1,258,127
Deckers Outdoor Corp.*(a)	179,475	11,854,324

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Ethan Allen Interiors, Inc.†	96,711	$2,632,473
Fossil Group, Inc.*†(a)	268,978	26,306,048
Garmin Ltd. (Switzerland)(a)	424,251	22,213,782
G-III Apparel Group Ltd.*(a)	12,799	1,244,063
Hanesbrands, Inc.†	20,662	2,301,334
Harman International Industries, Inc.(a)	57,693	7,478,744
Iconix Brand Group, Inc.*(a)	102,347	3,402,014
lululemon athletica, Inc.*(a)	4,985	330,206
Mattel, Inc.†	330,988	8,903,577
Polaris Industries, Inc.(a)	27,300	3,947,307
PVH Corp.†	135,655	14,957,320
Steven Madden, Ltd.*†	154,917	5,319,850
Tupperware Brands Corp.†(a)	218,359	14,763,252
Universal Electronics, Inc.*†	110,368	7,034,856
Vera Bradley, Inc.*(a)	378,581	7,219,540
Vince Holding Corp.*(a)	2,545	59,680
Wolverine World Wide, Inc.(a)	160,096	4,506,702

		148,469,044

Consumer Services — 3.6%
American Public Education, Inc.*†	61,932	2,079,057
Boyd Gaming Corp.*(a)	1,025,597	13,394,297
Capella Education Co.†	46,087	3,133,455
DeVry Education Group, Inc.	254,975	10,813,490
DineEquity, Inc.†(a)	75,739	8,085,138
Graham Holdings Co., Class B(a)	1,060	991,439
Hillenbrand, Inc.†(a)	239,001	7,507,021
Interval Leisure Group, Inc.†	238,537	5,505,434
Jack in the Box, Inc.†	88,079	7,468,218
Las Vegas Sands Corp.†(a)	523,756	28,476,614
LifeLock, Inc.*	519	7,707
McDonald’s Corp.†	102,089	9,437,107
Speedway Motorsports, Inc.	38,271	853,061
Starwood Hotels & Resorts
Worldwide, Inc.†(a)	133,609	9,615,840
Strayer Education, Inc.*(a)	16,210	1,086,070
Weight Watchers International, Inc.*(a)	624,648	10,344,171
Wyndham Worldwide Corp.†	121,729	10,199,673

		128,997,792

Energy — 0.0%
Amec Foster Wheeler PLC, Sponsored ADR (United Kingdom)	44,331	527,100

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 1.5%
Fresh Market, Inc. (The)*(a)	23,825	$907,971
Ingles Markets, Inc., Class A	25,072	1,069,321
Pantry, Inc. (The)*	251,934	9,296,365
Rite Aid Corp.*	1,118,220	7,805,176
SUPERVALU, Inc.*†	2,269,243	22,102,427
Sysco Corp.†(a)	35,921	1,407,025
Wal-Mart Stores, Inc.†(a)	148,813	12,646,129

		55,234,414

Food, Beverage & Tobacco — 8.5%
Altria Group, Inc.†	44,300	2,352,330
Archer-Daniels-Midland Co.†	784,693	36,590,235
Bunge, Ltd. (Bermuda)†	405,438	36,298,864
ConAgra Foods, Inc.†	357,077	12,651,238
Dr Pepper Snapple Group, Inc.†	229,027	17,696,916
Flowers Foods, Inc.†	593,240	11,603,774
Hormel Foods Corp.†	48,800	2,499,536
Ingredion, Inc.†	69,916	5,638,026
Kellogg Co.†(a)	91,662	6,011,194
Keurig Green Mountain, Inc.†	31,104	3,812,106
Lancaster Colony Corp.†	50,230	4,517,184
Lorillard, Inc.†	123,271	8,087,810
Mead Johnson Nutrition Co.	11,106	1,093,830
Mondelez International, Inc., Class A†	811,588	28,600,361
Monster Beverage Corp.*†	55,852	6,531,891
National Beverage Corp.*	40,651	883,753
PepsiCo, Inc.†	9,667	906,571
Philip Morris International, Inc.†	372,017	29,850,644
Pilgrim’s Pride Corp.(a)	1,114,025	30,245,779
Pinnacle Foods, Inc.†	126,641	4,555,277
Sanderson Farms, Inc.(a)	409,398	32,735,464
SunOpta, Inc. (Canada)*	21,401	223,854
Tyson Foods, Inc., Class A†	166,824	6,512,809
Vector Group, Ltd.(a)	697,008	15,599,039

		305,498,485

Health Care Equipment & Services — 5.0%
Abiomed, Inc.*(a)	6,851	354,471
Alere, Inc.*†	62,621	2,548,049
AMN Healthcare Services, Inc.*†	120,072	2,259,755
Anika Therapeutics, Inc.*†	104,867	4,108,689
Cardinal Health, Inc.†	60,741	5,053,044
Chemed Corp.(a)	19,951	2,017,844
Computer Programs & Systems, Inc.†(a)	20,948	1,031,898

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
CR Bard, Inc.	10,238	$1,751,005
Cyberonics, Inc.*†	40,278	2,238,248
DaVita HealthCare Partners, Inc.*	96,979	7,279,244
DENTSPLY International, Inc.†(a)	543,165	27,171,829
Edwards Lifesciences Corp.*†	102,953	12,905,159
Globus Medical, Inc., Class A*†(a)	155,780	3,673,292
Greatbatch, Inc.*†	133,819	6,498,251
HealthStream, Inc.*	3,238	91,506
ICU Medical, Inc.*†	64,478	5,389,071
Masimo Corp.*	540	13,781
MEDNAX, Inc.*(a)	3,355	227,771
Medtronic PLC (Ireland)	198,469	14,170,687
Natus Medical, Inc.*†	177,981	6,692,086
Quality Systems, Inc.†	363,832	5,926,823
Select Medical Holdings Corp.†(a)	818,678	11,068,527
St Jude Medical, Inc.†	180,745	11,905,673
Teleflex, Inc.(a)	192,767	21,119,553
Universal Health Services, Inc., Class B†	113,263	11,612,855
Varian Medical Systems, Inc.*(a)	62,901	5,822,117
Veeva Systems, Inc. Class A*(a)	115,845	3,331,702
West Pharmaceutical Services, Inc.(a)	11,559	569,974

		176,832,904

Household & Personal Products — 3.0%
Avon Products, Inc.†(a)	4,679,695	36,220,839
Clorox Co. (The)†	78,852	8,414,297
Coty, Inc., Class A(a)	29,131	554,072
Energizer Holdings, Inc.†	200,651	25,685,335
Estee Lauder Cos., Inc. (The), Class A	4,054	286,172
Procter & Gamble Co. (The)†	174,778	14,732,038
Spectrum Brands Holdings, Inc.	246,727	22,126,477

		108,019,230

Media — 3.7%
Cablevision Systems Corp., Class A	14,387	272,202
Clear Channel Outdoor Holdings, Inc., Class A†	3,732	33,775
Comcast Corp., Class A	104,038	5,529,100
DIRECTV*†	195,650	16,685,032
Discovery Communications, Inc., Class A*†(a)	831,441	24,099,317
Interpublic Group of Cos, Inc. (The)	41,220	821,927
Loral Space & Communications, Inc.*†	51,663	3,715,086

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Morningstar, Inc.(a)	6,689	$445,421
New York Times Co. (The), Class A(a)	238,102	2,997,704
Nexstar Broadcasting Group, Inc., Class A(a)	280,732	14,007,123
Omnicom Group, Inc.†(a)	199,595	14,530,516
Scripps Networks Interactive, Inc., Class A(a)	119,951	8,527,317
Starz, Class A*†	58,227	1,718,861
Time Warner Cable, Inc.	10,212	1,390,160
Time Warner, Inc.	39,423	3,072,234
Time, Inc.(a)	234,070	5,861,113
Twenty-First Century Fox, Inc., Class A	19,418	643,901
Viacom, Inc., Class B†	420,411	27,082,877

		131,433,666

Pharmaceuticals, Biotechnology & Life Sciences — 9.0%
AbbVie, Inc.†	340,683	20,560,219
Alexion Pharmaceuticals, Inc.*†	66,983	12,273,965
Amgen, Inc.†	96,844	14,745,467
Bio-Rad Laboratories, Inc.*†	117,066	13,400,545
Bruker Corp.*†(a)	710,235	13,395,032
Covance, Inc.*†	110,812	11,769,343
Depomed, Inc.*†(a)	470,296	8,592,308
Gilead Sciences, Inc.*†(a)	361,587	37,905,165
Johnson & Johnson†	345,950	34,643,433
Lannett Co., Inc.*(a)	629,813	29,872,031
Mallinckrodt PLC (Ireland)*†	29,154	3,090,032
Mettler-Toledo International, Inc.*	4,679	1,422,182
Mylan, Inc.*(a)	251,867	13,386,731
PAREXEL International Corp.*(a)	502,404	30,626,548
PerkinElmer, Inc.†	240,044	10,972,411
Pfizer, Inc.†	822,948	25,717,125
Phibro Animal Health Corp., Class A	253	6,914
Quintiles Transnational Holdings, Inc.*†	216,696	13,110,108
United Therapeutics Corp.*†	144,616	20,409,656
Waters Corp.*†	53,255	6,340,008

		322,239,223

Retailing — 12.5%
Abercrombie & Fitch Co., Class A(a)	1,094,208	27,924,188
AutoNation, Inc.*†	282,938	16,868,764
Barnes & Noble, Inc.*†(a)	457,580	10,748,554
Best Buy Co., Inc.(a)	656,154	23,096,621
Big Lots, Inc.†(a)	525,346	24,118,635

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Brown Shoe Co., Inc.†(a)	223,692	$6,350,616
Buckle, Inc. (The)(a)	236,793	12,026,716
Burlington Stores, Inc.*†	21,922	1,093,688
Cato Corp. (The), Class A†	119,337	5,059,889
Children’s Place, Inc. (The)(a)	163,619	9,808,959
Core-Mark Holding Co., Inc.†	67,236	4,483,296
Dillard’s, Inc., Class A†	98,201	11,155,634
Dollar General Corp.*†	210,404	14,109,692
Dollar Tree, Inc.*†(a)	154,253	10,967,388
DSW, Inc., Class A†	106,841	3,799,266
Finish Line, Inc. (The), Class A	65,648	1,549,293
Foot Locker, Inc.†(a)	397,089	21,133,077
GameStop Corp., Class A(a)	250,147	8,817,682
Genuine Parts Co	31,370	2,915,528
GNC Holdings, Inc., Class A†(a)	55,415	2,457,101
Group 1 Automotive, Inc.(a)	120,798	9,710,951
Guess?, Inc.†	104,024	1,953,571
Haverty Furniture Cos., Inc.†	43,516	1,063,096
Hibbett Sports, Inc.*(a)	301,259	14,171,223
Kohl’s Corp.(a)	241,543	14,424,948
Lands’ End, Inc.*(a)	403,243	13,988,500
Liberty Interactive Corp., Class A*†	925,194	25,313,308
Lowe’s Cos., Inc.†	235,628	15,966,153
Macy’s, Inc.†	291,633	18,629,516
Michaels Cos., Inc. (The)*(a)	177,701	4,584,686
Murphy USA, Inc.*†	120,037	8,379,783
Outerwall, Inc.*(a)	319,895	19,859,082
Penske Automotive Group, Inc.(a)	13,359	645,908
PetSmart, Inc.†	17,257	1,409,983
Priceline Group, Inc. (The)*†	5,691	5,744,951
Ross Stores, Inc.†	188,776	17,312,647
Sally Beauty Holdings, Inc.†	691,511	21,492,162
Target Corp.†	148,283	10,915,112
Tiffany & Co.(a)	55,584	4,815,798
TJX Cos., Inc. (The)†	146,157	9,637,593
Zumiez, Inc.*†(a)	172,810	6,444,085

		444,947,643

Semiconductors & Semiconductor Equipment — 6.9%
Advanced Energy Industries, Inc.*†	383,909	9,213,816
Altera Corp.†	541,683	17,834,913
Applied Materials, Inc.(a)	689,525	15,748,751
Cabot Microelectronics Corp.*	21,036	1,039,389
Cypress Semiconductor Corp.(a)	91,886	1,353,481
Diodes, Inc.*	113,677	3,004,483

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Fairchild Semiconductor International, Inc.*(a)	1,234,701	$18,952,660
Integrated Device Technology, Inc.*†(a)	622,046	11,377,221
Intel Corp.†	574,753	18,989,839
Intersil Corp., Class A	152,673	2,184,751
Marvell Technology Group Ltd. (Bermuda)†	144,997	2,246,004
Micron Technology, Inc.*†(a)	830,633	24,308,475
MKS Instruments, Inc.†(a)	278,389	9,746,399
OmniVision Technologies, Inc.*†	625,685	16,918,522
Pentair PLC (Ireland)†	388,818	24,032,841
Qorvo, Inc.*	1	37
Rambus, Inc.*	89,954	1,011,983
Semtech Corp.*(a)	144,702	3,684,113
Silicon Laboratories, Inc.*(a)	63,145	2,763,225
Skyworks Solutions, Inc.†(a)	69,384	5,762,341
Teradyne, Inc.†	92,738	1,678,558
Tessera Technologies, Inc.†	451,284	16,733,611
Texas Instruments, Inc.†	398,502	21,299,932
Xilinx, Inc.†	409,361	15,791,101

		245,676,446

Software & Services — 11.6%
Accenture PLC, Class A (Ireland)(a)	90,278	7,586,060
Acxiom Corp.*	59	1,074
Alliance Data Systems Corp.*†(a)	37,119	10,721,081
Amdocs, Ltd. (Channel Islands)†	160,011	7,709,330
Aspen Technology, Inc.*†	491,688	17,378,712
AVG Technologies NV (Netherlands)*†	219,689	4,345,448
Booz Allen Hamilton Holding Corp.†	405,625	11,807,744
Broadridge Financial Solutions, Inc.†	194,733	9,345,237
CA, Inc.†	35,793	1,084,528
CACI International, Inc., Class A*†	90,677	7,670,367
Cardtronics, Inc.*(a)	21,482	722,010
CGI Group, Inc., Class A (Canada)*	203,510	8,058,996
Computer Sciences Corp.†(a)	343,136	20,821,492
DST Systems, Inc.†(a)	170,351	16,472,942
Electronic Arts, Inc.*	275,468	15,112,174
Euronet Worldwide, Inc.*†(a)	39,349	1,786,051
Fair Isaac Corp.	11,087	791,057
FleetCor Technologies, Inc.*†	1,179	165,649
Guidewire Software, Inc.*(a)	12,075	604,958
IAC/InterActiveCorp.†	62,945	3,836,498

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.†	44,753	$6,861,082
Leidos Holdings, Inc.†	357,344	14,794,042
ManTech International Corp., Class A†	74,756	2,431,813
MasterCard, Inc., Class A†	110,916	9,098,439
MAXIMUS, Inc.†	92,280	5,141,842
Microsoft Corp.†	337,544	13,636,778
NetScout Systems, Inc.*†(a)	300,343	10,782,314
NeuStar, Inc., Class A*(a)	308,453	8,109,229
NIC, Inc.	254,394	4,177,149
Progress Software Corp.*†	321,451	8,052,348
Rovi Corp.*	256,311	5,923,347
Science Applications International Corp.†(a)	300,097	14,638,732
Stamps.com, Inc.*†	36,494	1,663,032
Sykes Enterprises, Inc.*†	11,520	259,430
Symantec Corp.†	142,448	3,528,437
Synchronoss Technologies, Inc.*(a)	271,777	11,542,369
Take-Two Interactive Software, Inc.*(a)	1,053,321	31,304,700
Teradata Corp.*(a)	519,782	23,161,486
TiVo, Inc.*†	935,067	9,780,801
VASCO Data Security International, Inc.*(a)	236,248	5,079,332
VeriSign, Inc.*(a)	435,072	23,702,723
Virtusa Corp.*†	50,162	1,879,069
Western Union Co. (The)(a)	1,242,616	21,124,472
WEX Inc.*†(a)	208,189	19,163,797
Xerox Corp.†	1,040,488	13,703,227

		415,561,398

Technology Hardware & Equipment — 11.1%
Apple, Inc.†	165,052	19,337,492
ARRIS Group, Inc.*†(a)	1,032,665	27,076,476
Arrow Electronics, Inc.*†	383,931	21,131,562
Avnet, Inc.(a)	219,444	9,133,259
AVX Corp.†(a)	191,082	2,470,690
Brocade Communications Systems, Inc.†	2,148,990	23,896,769
CDW Corp.†	307,985	10,551,566
Celestica, Inc. (Canada)*	51,918	580,962
Cisco Systems, Inc.	15,201	400,774
Coherent, Inc.*	5,982	370,166
CommScope Holding Co., Inc.*†	483,754	13,595,906
Corning, Inc.†	690,678	16,417,416

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
EchoStar Corp., Class A*	39,799	$2,076,314
EMC Corp.	38,909	1,008,910
F5 Networks, Inc.*†	27,544	3,074,461
FLIR Systems, Inc.†	646,582	19,526,776
Harris Corp.†	126,135	8,467,443
Hewlett-Packard Co.†	522,154	18,865,424
Insight Enterprises, Inc.*†	95,189	2,253,124
InterDigital, Inc.†(a)	189,131	9,452,767
Itron, Inc.*†	219,280	8,159,409
Lexmark International, Inc., Class A(a)	137,745	5,497,403
Methode Electronics, Inc.†	295,200	10,677,384
National Instruments Corp.†	203,328	6,116,106
NCR Corp.*†	1,071,477	27,215,516
NetApp, Inc.†	530,815	20,064,807
Newport Corp.*†	64,085	1,186,854
OSI Systems, Inc.*†	144,076	10,082,438
Plantronics, Inc.(a)	75,540	3,461,998
Polycom, Inc.*†	1,292,798	17,194,213
QUALCOMM, Inc	145,352	9,078,686
Rofin-Sinar Technologies, Inc.*	68,921	1,855,353
Rogers Corp.*†	97,500	7,201,350
SanDisk Corp.†	184,614	14,014,049
Sanmina Corp.*†	624,953	13,236,505
Vishay Intertechnology, Inc.(a)	755,728	10,293,015
Western Digital Corp.†	181,684	17,665,135
Zebra Technologies Corp., Class A*†	45,313	3,781,823

		396,470,301

Telecommunication Services — 1.9%
AT&T, Inc.†(a)	40,715	1,340,338
Atlantic Tele-Network, Inc.†	54,464	3,618,044
CenturyLink, Inc.†(a)	318,894	11,853,290
Consolidated Communications Holdings, Inc.*	56,739	1,320,884
Frontier Communications Corp.(a)	1,721,711	11,561,289
Intelsat SA (Luxembourg)*†(a)	177,628	2,797,641
Rogers Communications, Inc., Class B (Canada)	29,968	1,067,760
Verizon Communications, Inc.†	208,357	9,523,998
Windstream Holdings, Inc.(a)	3,064,945	24,366,313

		67,449,557

Transportation — 1.9%
ArcBest Corp.†(a)	158,470	5,904,592
Con-way, Inc.†	84,232	3,450,985
Delta Air Lines, Inc.†	539,754	25,535,762

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Expeditors International of Washington, Inc.†	1,684	$73,557
Landstar System, Inc.(a)	54,920	3,519,274
Matson, Inc.†	218,170	7,581,408
Park-Ohio Holdings Corp.	2,134	114,020
Southwest Airlines Co.†	183,130	8,273,813
United Parcel Service, Inc., Class B†	134,666	13,310,387

		67,763,798

TOTAL COMMON STOCKS (Cost $4,043,821,056)		4,159,418,979

EXCHANGE TRADED FUNDS — 1.3%
SPDR S&P 500 ETF Trust	243,417	48,554,389

TOTAL EXCHANGE TRADED FUNDS (Cost $48,517,887)		48,554,389

TOTAL LONG POSITIONS - 117.7% (Cost $4,092,338,943)**		4,207,973,368

SHORT POSITIONS — (58.6%)
COMMON STOCKS — (58.6)%
Automobiles & Components — (0.4)%
Drew Industries, Inc.*	(20,026)	(1,006,907)
Federal-Mogul Holdings Corp.*	(158,530)	(2,144,911)
Superior Industries International, Inc.	(4,395)	(80,209)
Tesla Motors, Inc.*	(60,342)	(12,285,631)

		(15,517,658)

Capital Goods — (4.9)%
AAR Corp.	(8,901)	(255,103)
Alliant Techsystems, Inc.*	(77,767)	(10,133,818)
Apogee Enterprises, Inc.	(39,692)	(1,717,076)
Applied Industrial Technologies, Inc.	(177,425)	(7,173,293)
Armstrong World Industries, Inc.*	(248,498)	(12,598,849)
Astec Industries, Inc.	(61,367)	(2,182,211)
Astronics Corp.*	(162,309)	(9,038,988)
Babcock & Wilcox Co. (The)	(370,218)	(10,081,036)
Beacon Roofing Supply, Inc.*	(67,331)	(1,595,071)
Briggs & Stratton Corp.	(99,795)	(1,837,226)
CAE, Inc. (Canada)	(36,436)	(449,620)
DigitalGlobe, Inc.*	(437,816)	(11,772,872)
Donaldson Co., Inc.	(88,365)	(3,230,624)
EnPro Industries, Inc.*	(22,273)	(1,321,457)
Generac Holdings, Inc.*	(53,012)	(2,318,745)
General Cable Corp.	(65,422)	(748,428)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Gorman-Rupp Co. (The)	(35,965)	$(1,025,362)
Granite Construction, Inc.	(38,894)	(1,325,508)
II-VI, Inc.*	(67,011)	(1,151,919)
Kennametal, Inc.	(71,096)	(2,233,836)
Lennox International, Inc.	(74,144)	(7,289,097)
Masonite International Corp. (Canada)*	(380)	(23,834)
MasTec, Inc.*	(169,246)	(3,134,436)
MSC Industrial Direct Co., Inc., Class A	(8,152)	(611,971)
Mueller Industries, Inc.	(91,781)	(2,881,006)
Nortek, Inc.*	(27,398)	(2,091,289)
Oshkosh Corp	(271,081)	(11,615,821)
Owens Corning	(4,540)	(181,827)
Ply Gem Holdings, Inc.*	(182,504)	(2,299,550)
Powell Industries, Inc.	(24,972)	(974,158)
Power Solutions International, Inc.*	(20,914)	(924,817)
Primoris Services Corp.	(223,702)	(4,201,124)
Proto Labs, Inc.*	(105,396)	(6,786,448)
Quanex Building Products Corp.	(13,284)	(250,138)
Quanta Services, Inc.*	(181,096)	(4,795,422)
Sensata Technologies Holding NV
(Netherlands)*	(248,126)	(12,237,574)
SolarCity Corp.*	(146,000)	(7,097,060)
Taser International, Inc.*	(391,879)	(10,584,652)
Textainer Group Holdings Ltd. (Bermuda)	(3,461)	(113,555)
Titan International, Inc.	(356,591)	(3,187,924)
Toro Co. (The)	(35,609)	(2,311,380)
Trex Co., Inc.*	(5,359)	(227,918)
Tutor Perini Corp.*	(76,684)	(1,664,810)
USG Corp.*	(8,937)	(272,132)
WABCO Holdings, Inc.*	(83,541)	(7,950,597)
Watsco, Inc.	(4,772)	(519,480)

		(176,419,062)

Commercial & Professional Services — (1.4)%
Acacia Research Corp.	(53,539)	(670,308)
Advisory Board Co. (The)*	(254,279)	(11,920,600)
Clean Harbors, Inc.*	(16,626)	(786,742)
Insperity, Inc.	(1,540)	(64,588)
Interface, Inc.	(273,882)	(4,302,686)
Kelly Services, Inc., Class A	(71,542)	(1,209,060)
Knoll, Inc.	(18,235)	(373,635)
Mistras Group, Inc.*	(23,045)	(463,205)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Paylocity Holding Corp.*	(49,158)	$(1,158,162)
Quad/Graphics, Inc.	(14,263)	(285,831)
RR Donnelley & Sons Co.	(1,796)	(29,580)
Stericycle, Inc.*	(22,431)	(2,944,966)
Tetra Tech, Inc.	(16,880)	(388,746)
TriNet Group, Inc.*	(69,482)	(2,304,718)
TrueBlue, Inc.*	(212,175)	(4,680,581)
US Ecology, Inc.	(239,488)	(9,929,172)
WageWorks, Inc.*	(122,771)	(6,757,316)

		(48,269,896)

Consumer Durables & Apparel — (3.0)%
Carter’s, Inc.	(101,898)	(8,303,668)
Crocs, Inc.*	(855,163)	(9,064,728)
Gildan Activewear, Inc. (Canada)	(219,253)	(12,797,798)
KB Home	(1,150,684)	(14,337,523)
Libbey, Inc.	(17,059)	(558,000)
MDC Holdings, Inc.	(534,776)	(13,369,400)
Meritage Homes Corp.*	(374,108)	(13,621,272)
Ryland Group, Inc. (The)	(113,222)	(4,545,863)
Standard Pacific Corp.*	(1,821,824)	(12,789,204)
Taylor Morrison Home Corp., Class A*	(206,127)	(3,662,877)
Under Armour, Inc., Class A*	(157,688)	(11,366,151)
William Lyon Homes, Class A*	(140,304)	(2,677,000)

		(107,093,484)

Consumer Services — (3.8)%
2U, Inc.*	(171,178)	(3,045,257)
Bloomin’ Brands, Inc.*	(103,546)	(2,559,139)
Bob Evans Farms, Inc.	(140,444)	(7,916,828)
Cheesecake Factory, Inc. (The)	(139,831)	(7,342,526)
Chipotle Mexican Grill, Inc.*	(11,735)	(8,329,972)
Fiesta Restaurant Group, Inc.*	(112,597)	(6,651,105)
Hyatt Hotels Corp., Class A*	(54,415)	(3,061,388)
International Speedway Corp., Class A	(87,929)	(2,557,855)
Krispy Kreme Doughnuts, Inc.*	(426,278)	(8,299,633)
LendingClub Corp.*	(124,513)	(2,337,109)
Life Time Fitness, Inc.*	(118,147)	(6,459,096)
Matthews International Corp., Class A	(39,250)	(1,818,453)
Noodles & Co.*	(28,421)	(730,420)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(173,559)	(7,594,942)
Papa John’s International, Inc.	(149,587)	(9,492,791)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Penn National Gaming, Inc.*	(888,583)	$(13,302,087)
Popeyes Louisiana Kitchen, Inc.*	(20,990)	(1,205,246)
Red Robin Gourmet Burgers, Inc.*	(106,698)	(8,269,095)
Royal Caribbean Cruises, Ltd. (Liberia)	(84,596)	(6,391,228)
Service Corp. International	(375,192)	(8,490,595)
Sonic Corp.	(31,948)	(967,066)
Texas Roadhouse, Inc.	(73,012)	(2,452,473)
Vail Resorts, Inc.	(35,978)	(3,157,429)
Wendy’s Co. (The)	(1,241,597)	(13,086,432)
Zoe’s Kitchen, Inc.*	(22,549)	(697,666)

		(136,215,831)

Food & Staples Retailing — (0.8)%
Kroger Co. (The)	(71,292)	(4,922,713)
Natural Grocers by Vitamin Cottage, Inc.*	(4,972)	(153,138)
SpartanNash Co.	(143,085)	(3,685,870)
Sprouts Farmers Market, Inc.*	(187,253)	(6,817,882)
United Natural Foods, Inc.*	(119,917)	(9,267,186)
Whole Foods Market, Inc.	(70,515)	(3,673,479)

		(28,520,268)

Food, Beverage & Tobacco — (2.5)%
Boston Beer Co., Inc. (The), Class A*	(13,789)	(4,336,916)
Boulder Brands, Inc.*	(214,509)	(2,151,525)
Coca-Cola Bottling Co. Consolidated	(19,023)	(1,855,503)
Constellation Brands, Inc., Class A*	(10,392)	(1,147,796)
Darling Ingredients, Inc.*	(568,901)	(9,659,939)
Dean Foods Co.	(689,394)	(12,491,819)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(31,695)	(1,065,903)
Hain Celestial Group, Inc. (The)*	(185,435)	(9,785,405)
Hershey Co. (The)	(16,443)	(1,680,639)
Post Holdings, Inc.*	(255,429)	(12,069,020)
TreeHouse Foods, Inc.*	(167,677)	(15,208,304)
Universal Corp.	(314,600)	(12,634,336)
WhiteWave Foods Co.*	(120,953)	(3,987,820)

		(88,074,925)

Health Care Equipment & Services — (7.5)%
Acadia Healthcare Co., Inc.*	(3,646)	(210,557)
Accuray, Inc.*	(301,976)	(2,225,563)
Adeptus Health, Inc., Class A*	(20,321)	(639,095)
Allscripts Healthcare Solutions, Inc.*	(982,057)	(11,696,299)
Amsurg Corp.*	(225,396)	(12,437,351)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
AngioDynamics, Inc.*	(8,236)	$(158,502)
athenahealth, Inc.*	(62,917)	(8,790,134)
Bio-Reference Laboratories, Inc.*	(58,168)	(1,950,373)
Bio-Techne Corp.	(46,596)	(4,334,360)
Boston Scientific Corp.*	(210,616)	(3,119,223)
Brookdale Senior Living, Inc.*	(385,166)	(12,999,353)
Capital Senior Living Corp.*	(182,296)	(4,351,406)
Cardiovascular Systems, Inc.*	(191,104)	(6,514,735)
Cerner Corp.*	(44,292)	(2,938,774)
Community Health Systems, Inc.*	(202,746)	(9,543,254)
Cooper Cos., Inc. (The)	(80,493)	(12,689,721)
Endologix, Inc.*	(585,572)	(8,157,018)
Haemonetics Corp.*	(120,526)	(4,772,830)
Hanger, Inc.*	(181,116)	(3,908,483)
Healthways, Inc.*	(160,006)	(3,299,324)
HeartWare International, Inc.*	(139,951)	(11,690,107)
Hill-Rom Holdings, Inc.	(260,874)	(12,459,342)
HMS Holdings Corp.*	(63,709)	(1,260,483)
IDEXX Laboratories, Inc.*	(10,971)	(1,738,026)
Integra LifeSciences Holdings Corp.*	(2,418)	(134,731)
K2M Group Holdings, Inc.*	(62,512)	(1,181,477)
Kindred Healthcare, Inc.	(34,799)	(642,390)
LDR Holding Corp.*	(175,518)	(5,874,587)
LifePoint Hospitals, Inc.*	(157,304)	(10,262,513)
McKesson Corp.	(22,653)	(4,817,160)
Medidata Solutions, Inc.*	(270,442)	(11,626,302)
Merit Medical Systems, Inc.*	(4,751)	(72,833)
MWI Veterinary Supply, Inc.*	(61,471)	(11,659,205)
Novadaq Technologies, Inc. (Canada)*	(337,433)	(4,801,672)
NxStage Medical, Inc.*	(391,439)	(7,002,844)
Omnicell, Inc.*	(132,960)	(4,232,117)
Patterson Cos., Inc.	(435)	(21,789)
PharMerica Corp.*	(40,521)	(932,388)
Quidel Corp.*	(74,178)	(1,746,150)
ResMed, Inc.	(75,181)	(4,696,557)
Spectranetics Corp. (The)*	(205,183)	(6,711,536)
Tenet Healthcare Corp.*	(105,790)	(4,472,801)
Thoratec Corp.*	(254,215)	(9,123,776)
Tornier NV (Netherlands)*	(204,346)	(4,939,043)
Volcano Corp.*	(566,808)	(10,185,540)
Wright Medical Group, Inc.*	(558,737)	(13,638,770)
Zeltiq Aesthetics, Inc.*	(210,903)	(6,793,186)

		(267,453,680)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 0.0%
Elizabeth Arden, Inc.*	(16,108)	$(238,076)
WD-40 Co.	(18,547)	(1,521,967)

		(1,760,043)

Media — (0.8)%
AMC Entertainment Holdings, Inc., Class A	(67,373)	(1,894,529)
AMC Networks, Inc., Class A*	(55,485)	(3,700,850)
Carmike Cinemas, Inc.*	(31,603)	(874,455)
CBS Corp., Class B	(84,093)	(4,609,137)
Charter Communications, Inc., Class A*	(18,437)	(2,786,107)
MDC Partners, Inc., Class A (Canada)	(198,645)	(4,747,616)
National CineMedia, Inc.	(240,742)	(3,466,685)
Scholastic Corp.	(117,259)	(4,312,786)
World Wrestling Entertainment, Inc., Class A	(201,729)	(2,442,938)

		(28,835,103)

Pharmaceuticals, Biotechnology & Life Sciences — (9.1)%
ACADIA Pharmaceuticals, Inc.*	(75,137)	(2,286,419)
Acceleron Pharma, Inc.*	(65,009)	(2,565,905)
Achillion Pharmaceuticals, Inc.*	(444,597)	(6,602,265)
Actavis PLC (Ireland)*	(29,844)	(7,954,620)
Aegerion Pharmaceuticals, Inc.*	(29,486)	(684,665)
Aerie Pharmaceuticals, Inc.*	(74,184)	(2,074,185)
Agios Pharmaceuticals, Inc.*	(49,671)	(5,757,862)
Akorn, Inc.*	(366,565)	(15,608,338)
Albany Molecular Research, Inc.*	(200,433)	(3,273,071)
AMAG Pharmaceuticals, Inc.*	(143,240)	(6,329,776)
Anacor Pharmaceuticals, Inc.*	(220,824)	(8,302,982)
Arena Pharmaceuticals, Inc.*	(212,767)	(917,026)
ARIAD Pharmaceuticals, Inc.*	(1,113,447)	(7,181,733)
Array BioPharma, Inc.*	(83,856)	(600,409)
Auspex Pharmaceuticals, Inc.*	(56,075)	(3,445,809)
Auxilium Pharmaceuticals, Inc.*	(56,251)	(2,185,351)
Avalanche Biotechnologies, Inc.*	(40,853)	(1,621,047)
Bellicum Pharmaceuticals, Inc.*	(55)	(1,359)
BioCryst Pharmaceuticals, Inc.*	(504,948)	(5,140,370)
BioDelivery Sciences International, Inc.*	(718,291)	(9,409,612)
Bluebird Bio, Inc.*	(33,630)	(3,124,563)
Bristol-Myers Squibb Co.	(94,572)	(5,699,854)
Catalent, Inc.*	(4,883)	(134,868)
Celldex Therapeutics, Inc.*	(467,013)	(10,003,418)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Cepheid*	(69,903)	$(3,950,219)
Charles River Laboratories International, Inc.*	(4,571)	(316,999)
Chimerix, Inc.*	(100,993)	(4,050,829)
Clovis Oncology, Inc.*	(79,376)	(5,174,521)
Coherus Biosciences, Inc.*	(14,268)	(320,174)
Diplomat Pharmacy, Inc.*	(1,321)	(32,457)
Eli Lilly & Co.	(21,325)	(1,535,400)
Emergent Biosolutions, Inc.*	(67,060)	(1,879,692)
Endo International PLC (Ireland)*	(131,431)	(10,463,222)
Epizyme, Inc.*	(131,384)	(2,514,690)
Fluidigm Corp.*	(211,413)	(8,145,743)
Genomic Health, Inc.*	(139,992)	(4,518,942)
Horizon Pharma PLC (Ireland)*	(484,125)	(7,954,174)
Insmed, Inc.*	(270,606)	(4,183,569)
Insys Therapeutics, Inc.*	(8,829)	(421,850)
Intrexon Corp.*	(95,413)	(2,739,307)
Ironwood Pharmaceuticals, Inc.*	(146,697)	(2,285,539)
Karyopharm Therapeutics, Inc.*	(65,350)	(1,733,736)
Kite Pharma, Inc.*	(24,284)	(1,630,671)
KYTHERA Biopharmaceuticals, Inc.*	(114,032)	(4,241,990)
MacroGenics, Inc.*	(40,037)	(1,265,970)
Medicines Co. (The)*	(516,530)	(14,808,915)
Merrimack Pharmaceuticals, Inc.*	(24,414)	(230,224)
Momenta Pharmaceuticals, Inc.*	(335,041)	(3,608,392)
Nektar Therapeutics*	(636,978)	(9,325,358)
Neurocrine Biosciences, Inc.*	(179,828)	(6,053,010)
Novavax, Inc.*	(119,512)	(933,389)
Ophthotech Corp.*	(31,568)	(1,775,700)
Orexigen Therapeutics, Inc.*	(576,524)	(3,026,751)
Otonomy, Inc.*	(26,105)	(762,266)
Pacira Pharmaceuticals, Inc.*	(21,502)	(2,308,240)
Pharmacyclics, Inc.*	(4,914)	(829,238)
Portola Pharmaceuticals, Inc.*	(74,273)	(2,111,581)
Prestige Brands Holdings, Inc.*	(175,772)	(6,021,949)
PTC Therapeutics, Inc.*	(163,305)	(8,967,078)
Puma Biotechnology, Inc.*	(2,490)	(525,589)
Radius Health, Inc.*	(63,984)	(3,083,389)
Receptos, Inc.*	(45,569)	(5,020,337)
Relypsa, Inc.*	(279,992)	(9,836,119)
Repligen Corp.*	(179,680)	(4,364,427)
Sage Therapeutics, Inc.*	(77,017)	(3,110,717)
Salix Pharmaceuticals Ltd.*	(64,698)	(8,712,880)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Seattle Genetics, Inc.*	(191,820)	$(5,977,111)
Synageva BioPharma Corp.*	(86,229)	(9,935,305)
TESARO, Inc.*	(172,851)	(6,953,796)
Tetraphase Pharmaceuticals, Inc.*	(137,404)	(4,996,009)
TG Therapeutics, Inc.*	(41,031)	(584,281)
TherapeuticsMD, Inc.*	(695,772)	(2,824,834)
Ultragenyx Pharmaceutical, Inc.*	(82,692)	(4,804,405)
Vertex Pharmaceuticals, Inc.*	(57,300)	(6,311,022)
Zafgen, Inc.*	(10,316)	(392,111)
ZS Pharma, Inc.*	(122,176)	(5,489,368)

		(323,948,992)

Retailing — (4.6)%
Advance Auto Parts, Inc.	(86,794)	(13,800,246)
Ascena Retail Group, Inc.*	(980,575)	(11,335,447)
CarMax, Inc.*	(88,003)	(5,464,986)
Dave & Buster’s Entertainment, Inc.*	(109,588)	(3,149,559)
Family Dollar Stores, Inc.	(43,065)	(3,277,247)
Groupon, Inc.*	(1,519,908)	(10,882,541)
Habit Restaurants, Inc. (The), Class A*	(110,155)	(3,635,115)
HSN, Inc.	(68)	(5,266)
Lithia Motors, Inc., Class A	(41,346)	(3,502,006)
Lumber Liquidators Holdings, Inc.*	(217,488)	(13,734,367)
Mattress Firm Holding Corp.*	(171,958)	(9,908,220)
Men’s Wearhouse, Inc. (The)	(318,341)	(14,793,306)
Monro Muffler Brake, Inc.	(131,902)	(7,536,880)
Netflix, Inc.*	(18,055)	(7,976,699)
Office Depot, Inc.*	(993,432)	(7,550,083)
Orbitz Worldwide, Inc.*	(271,198)	(2,503,158)
Pep Boys-Manny Moe & Jack (The)*	(17,098)	(144,136)
Performance Sports Group Ltd. (Canada)*	(62,308)	(1,152,698)
Pier 1 Imports, Inc.	(818,007)	(13,750,697)
Restaurant Brands International, Inc. (Canada)*	(23,204)	(897,531)
Restoration Hardware Holdings, Inc.*	(21,398)	(1,872,967)
RetailMeNot, Inc.*	(42,614)	(661,795)
Select Comfort Corp.*	(155,828)	(4,649,907)
Shutterfly, Inc.*	(288,592)	(12,660,531)
Signet Jewelers Ltd. (Bermuda)	(24,598)	(2,979,064)
Tuesday Morning Corp.*	(9,363)	(165,725)
Urban Outfitters, Inc.*	(35,317)	(1,231,151)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Wayfair, Inc., Class A*	(235,461)	$(4,605,617)

		(163,826,945)

Semiconductors & Semiconductor Equipment — (2.8)%
Cavium, Inc.*	(28,724)	(1,689,258)
Cirrus Logic, Inc.*	(367,892)	(9,749,138)
Cree, Inc.*	(414,158)	(14,644,627)
Entegris, Inc.*	(521,191)	(6,775,483)
First Solar, Inc.*	(335,862)	(14,213,680)
Freescale Semiconductor Ltd. (Bermuda)*	(120,810)	(3,876,793)
Lattice Semiconductor Corp.*	(19,717)	(140,582)
M/A-COM Technology Solutions Holdings, Inc.*	(16,455)	(534,952)
Micrel, Inc.	(15,340)	(215,834)
Microsemi Corp.*	(91,089)	(2,537,740)
On Semiconductor Corp.*	(550,927)	(5,514,779)
PMC-Sierra, Inc.*	(174,450)	(1,542,138)
Power Integrations, Inc.	(39,231)	(2,023,535)
Spansion, Inc., Class A*	(347,337)	(12,316,570)
SunEdison, Inc.*	(449,403)	(8,417,318)
Synaptics, Inc.*	(49,251)	(3,782,969)
Ultratech, Inc.*	(167,575)	(2,671,146)
Veeco Instruments, Inc.*	(339,037)	(9,889,709)

		(100,536,251)

Software & Services — (9.3)%
Advent Software, Inc.	(1,600)	(66,960)
AOL, Inc.*	(108,992)	(4,713,904)
Autodesk, Inc.*	(188,526)	(10,181,347)
Bankrate, Inc.*	(145,515)	(1,816,027)
Barracuda Networks, Inc.*	(63,890)	(2,163,315)
Benefitfocus, Inc.*	(60,641)	(1,466,906)
Blackhawk Network Holdings, Inc., Class B*	(129,602)	(4,291,122)
Bottomline Technologies de, Inc.*	(188,397)	(4,666,594)
BroadSoft, Inc.*	(261,413)	(7,029,396)
Callidus Software, Inc.*	(236,625)	(3,537,544)
Castlight Health, Inc., Class B*	(257,434)	(2,286,014)
Cimpress NV (Netherlands)*	(28,647)	(2,307,516)
CommVault Systems, Inc.*	(294,279)	(12,824,679)
comScore, Inc.*	(94,833)	(3,941,259)
Convergys Corp.	(460,646)	(8,825,977)
CoreLogic, Inc.*	(62,404)	(2,071,813)
Cornerstone OnDemand, Inc.*	(376,241)	(12,397,141)
CoStar Group, Inc.*	(41,099)	(7,583,176)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cvent, Inc.*	(27,755)	$(693,320)
Dealertrack Technologies, Inc.*	(142,678)	(5,735,656)
Demandware, Inc.*	(56,227)	(3,011,518)
Digital River, Inc.*	(368,031)	(9,395,831)
Ellie Mae, Inc.*	(231,461)	(10,239,835)
Envestnet, Inc.*	(24,670)	(1,269,765)
Facebook, Inc., Class A*	(30,444)	(2,311,004)
Fidelity National Information Services, Inc.	(456)	(28,468)
FireEye, Inc.*	(422,409)	(14,281,648)
Fortinet, Inc.*	(383,062)	(11,451,638)
Global Eagle Entertainment, Inc.*	(181,566)	(2,795,209)
GrubHub, Inc.*	(37,901)	(1,304,931)
Heartland Payment Systems, Inc.	(91,980)	(4,577,845)
Hortonworks, Inc.*	(30,666)	(649,813)
HubSpot, Inc.*	(137,667)	(4,632,495)
Interactive Intelligence Group, Inc.*	(60,041)	(2,435,263)
LinkedIn Corp., Class A*	(15,057)	(3,383,910)
LivePerson, Inc.*	(240,469)	(2,573,018)
LogMeIn, Inc.*	(23,608)	(1,122,560)
Manhattan Associates, Inc.*	(139,155)	(6,211,879)
Marketo, Inc.*	(341,108)	(11,744,348)
Mentor Graphics Corp.	(18,055)	(415,446)
MicroStrategy, Inc.*	(44,783)	(7,236,933)
MobileIron, Inc.*	(7,472)	(65,529)
NetSuite, Inc.*	(45,677)	(4,495,987)
New Relic, Inc.*	(82,078)	(2,549,343)
Nuance Communications, Inc.*	(375,018)	(5,154,622)
Pandora Media, Inc.*	(620,857)	(10,306,226)
Paycom Software, Inc.*	(1,924)	(50,351)
Pegasystems, Inc.	(46,146)	(903,077)
Proofpoint, Inc.*	(149,147)	(7,457,350)
PROS Holdings, Inc.*	(118,620)	(2,881,280)
Qlik Technologies, Inc.*	(22,319)	(633,860)
Qualys, Inc.*	(10,352)	(393,583)
RealPage, Inc.*	(334,423)	(6,022,958)
salesforce.com inc*	(62,043)	(3,502,327)
Sapient Corp.*	(38,126)	(947,812)
Sonus Networks, Inc.*	(331,550)	(6,325,978)
Splunk, Inc.*	(149,203)	(7,706,335)
SPS Commerce, Inc.*	(9,688)	(574,498)
Synopsys, Inc.*	(130,177)	(5,596,309)
Tableau Software, Inc., Class A*	(30,349)	(2,450,985)
TeleTech Holdings, Inc.*	(69,183)	(1,526,177)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Total System Services, Inc.	(3,731)	$(131,965)
Trulia, Inc.*	(36,544)	(1,559,698)
Twitter, Inc.*	(333,245)	(12,506,685)
Vantiv, Inc., Class A*	(259,709)	(8,931,393)
Varonis Systems, Inc.*	(40,977)	(1,351,012)
Verint Systems, Inc.*	(213,656)	(11,404,957)
Workday, Inc., Class A*	(35,035)	(2,783,881)
Xoom Corp.*	(30,538)	(450,436)
Yelp, Inc.*	(142,006)	(7,451,055)
Zendesk, Inc.*	(65,850)	(1,592,911)
Zillow, Inc., Class A*	(8,203)	(795,035)
Zynga, Inc., Class A*	(5,213,180)	(13,345,741)

		(331,522,379)

Technology Hardware & Equipment — (3.0)%
ADTRAN, Inc.	(157,851)	(3,490,086)
Belden, Inc.	(3,495)	(289,875)
Benchmark Electronics, Inc.*	(176,620)	(4,279,503)
BlackBerry Ltd. (Canada)*	(50,392)	(511,479)
CalAmp Corp.*	(82,303)	(1,474,047)
Ciena Corp.*	(507,805)	(9,404,548)
Cognex Corp.*	(652)	(23,961)
Dolby Laboratories, Inc., Class A	(14,401)	(558,759)
Electronics For Imaging, Inc.*	(150,734)	(5,825,869)
FARO Technologies, Inc.*	(96,434)	(5,337,622)
Finisar Corp.*	(724,433)	(13,141,214)
Ixia*	(430,612)	(4,366,406)
JDS Uniphase Corp.*	(95,909)	(1,165,294)
Nimble Storage, Inc.*	(443,114)	(9,939,047)
Plexus Corp.*	(156,122)	(5,915,463)
QLogic Corp.*	(33,118)	(442,456)
Riverbed Technology, Inc.*	(116,559)	(2,398,784)
ScanSource, Inc.*	(132,559)	(4,570,634)
Stratasys Ltd. (Israel)*	(56,271)	(4,472,982)
Super Micro Computer, Inc.*	(41,451)	(1,515,863)
SYNNEX Corp.	(166,181)	(12,328,968)
Tech Data Corp.*	(15,011)	(857,128)
Universal Display Corp.*	(155,885)	(4,966,496)
ViaSat, Inc.*	(32,490)	(1,826,588)
Zayo Group Holdings, Inc.*	(350,299)	(9,720,797)

		(108,823,869)

Telecommunication Services — (1.5)%
8x8, Inc.*	(751,122)	(5,791,150)
Cogent Communications Holdings, Inc.	(243,653)	(9,029,780)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Equinix, Inc.	(19,849)	$(4,304,454)
Iridium Communications, Inc.*	(90,968)	(774,138)
Level 3 Communications, Inc.*	(1)	(30)
RingCentral, Inc., Class A*	(465,540)	(6,284,790)
SBA Communications Corp., Class A*	(23,949)	(2,794,848)
Sprint Corp.*	(2,369,919)	(10,190,652)
T-Mobile US, Inc.*	(342,132)	(10,325,544)
United States Cellular Corp.*	(89,743)	(3,122,159)

		(52,617,545)

Transportation — (3.2)%
Allegiant Travel Co.	(75,275)	(13,645,099)
American Airlines Group, Inc.	(89,873)	(4,410,967)
Atlas Air Worldwide Holdings, Inc.*	(135,200)	(6,111,040)
Genesee & Wyoming, Inc., Class A*	(1,765)	(145,524)
Hawaiian Holdings, Inc.*	(337,290)	(6,556,918)
Heartland Express, Inc.	(360,566)	(9,262,941)
Hub Group, Inc., Class A*	(249,819)	(8,343,955)
JB Hunt Transport Services, Inc.	(22,781)	(1,813,595)
JetBlue Airways Corp.*	(731,576)	(12,283,161)
Knight Transportation, Inc.	(207,464)	(5,910,649)
Marten Transport Ltd.	(162,922)	(3,331,755)
Republic Airways Holdings, Inc.*	(73,170)	(1,006,819)
Roadrunner Transportation Systems, Inc.*	(265,034)	(5,385,491)
Ryder System, Inc.	(75,906)	(6,284,258)
Saia, Inc.*	(5,459)	(229,878)
Spirit Airlines, Inc.*	(30,462)	(2,258,453)
Universal Truckload Services, Inc.	(27,441)	(646,510)
UTi Worldwide, Inc. (British Virgin Islands)*	(906,530)	(10,760,511)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Wesco Aircraft Holdings, Inc.*	(278,390)	$(3,630,206)
XPO Logistics, Inc.*	(333,100)	(12,254,749)

		(114,272,479)

TOTAL COMMON STOCK (Proceeds $2,065,879,849)		(2,093,708,410)

TOTAL SECURITES SOLD SHORT - (58.6)%		(2,093,708,410)

(Proceeds $2,065,879,849)
OTHER ASSETS IN EXCESS OF LIABILITIES - 40.9%		1,460,386,471

NET ASSETS - 100.0%	$3,574,651,429

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$4,092,338,943

Gross unrealized appreciation	$272,922,552
Gross unrealized depreciation	(157,288,127)

Net unrealized appreciation	$115,634,425

(a)	All or portion of the security is on loan. At January 31, 2015, the market value of securities on loan was $689,989,037.

ADR American Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 143.7%
COMMON STOCKS — 143.7%
Automobiles & Components — 0.6%
Delphi Automotive PLC (Jersey)†	180	$12,371
Goodyear Tire & Rubber Co. (The)	1,465	35,512
Harley-Davidson, Inc.	14	864

		48,747

Banks — 2.4%
BB&T Corp.†(a)	47	1,659
Citigroup, Inc.	13	610
Comerica, Inc.(a)	11	457
Fifth Third Bancorp†	3,157	54,616
Huntington Bancshares, Inc.†	26	261
JPMorgan Chase & Co.†	1,457	79,232
KeyCorp.†	57	740
M&T Bank Corp.	2	226
PNC Financial Services Group, Inc. (The)†	147	12,427
Regions Financial Corp.†	3,194	27,788
SunTrust Banks, Inc.	34	1,306
US Bancorp†	72	3,017
Wells Fargo & Co.†	338	17,549
Zions Bancorporation	178	4,265

		204,153

Capital Goods — 17.2%
3M Co.†	102	16,555
Allegion PLC (Ireland)	6	324
AMETEK, Inc.	7	335
Boeing Co. (The)	801	116,441
Caterpillar, Inc.†	40	3,199
Cummins, Inc.	12	1,674
Danaher Corp.†	29	2,389
Deere & Co.†(a)	1,858	158,283
Dover Corp.†	882	61,775
Eaton Corp. PLC (Ireland)	303	19,116
Emerson Electric Co.†	3,656	208,173
Flowserve Corp.	722	39,342
Fluor Corp.†	836	44,801
General Dynamics Corp.†	21	2,797
Honeywell International, Inc.†	51	4,986
Illinois Tool Works, Inc.†	732	68,142
Ingersoll-Rand PLC (Ireland)	225	14,940
Jacobs Engineering Group, Inc.*†	644	24,536
Joy Global, Inc.(a)	524	21,977
L-3 Communications Holdings, Inc.†	454	55,896
Lockheed Martin Corp.†	91	17,142
Masco Corp.†	1,868	46,401

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Northrop Grumman Corp.†	730	$114,574
Parker-Hannifin Corp.†	794	92,469
Pentair PLC (Ireland)†	21	1,298
Precision Castparts Corp.	10	2,001
Raytheon Co.†	1,644	164,482
Rockwell Automation, Inc.†	8	871
Snap-on, Inc.†	4	531
Stanley Black & Decker, Inc.	572	53,568
Textron, Inc.	8	340
WW Grainger, Inc.†	325	76,648
Xylem, Inc.	971	33,111

		1,469,117

Commercial & Professional Services — 0.9%
Cintas Corp.	615	48,401
Dun & Bradstreet Corp. (The)†	2	230
Pitney Bowes, Inc.†	1,073	25,730
Republic Services, Inc.	15	595
Waste Management, Inc.	30	1,543

		76,499

Consumer Durables & Apparel — 1.6%
Coach, Inc.†	1,447	53,814
Fossil Group, Inc.*	1	98
Garmin Ltd. (Switzerland)†	1,021	53,460
Leggett & Platt, Inc.	1	43
Newell Rubbermaid, Inc.†	781	28,795
PulteGroup, Inc.	2	41
PVH Corp.	4	441
Whirlpool Corp.†	6	1,194

		137,886

Consumer Services — 0.7%
McDonald’s Corp.	64	5,916
Starwood Hotels & Resorts Worldwide, Inc.(a)	12	864
Wyndham Worldwide Corp.†	657	55,050

		61,830

Diversified Financials — 9.5%
American Express Co.	52	4,196
Ameriprise Financial, Inc.	11	1,374
Bank of New York Mellon Corp. (The)	66	2,376
Capital One Financial Corp.†	2,697	197,447
Discover Financial Services†	2,356	128,119
Franklin Resources, Inc.†	3,325	171,337
Goldman Sachs Group, Inc. (The)†	1,021	176,031

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Invesco, Ltd. (Bermuda)	28	$1,028
Legg Mason, Inc.	612	33,929
McGraw Hill Financial, Inc.†	61	5,456
Moody’s Corp.†	13	1,187
NASDAQ OMX Group, Inc. (The)†	900	41,040
Navient Corp.†	2,169	42,816

		806,336

Energy — 12.8%
Baker Hughes, Inc.†	2,317	134,363
Cameron International Corp.*†	1,059	47,422
Chesapeake Energy Corp.(a)	43	825
ConocoPhillips	17	1,071
Devon Energy Corp.	2	121
Ensco PLC, Class A (United Kingdom)	15	421
Exxon Mobil Corp.	731	63,904
FMC Technologies, Inc.*†	1,249	46,813
Halliburton Co.	3,576	143,004
Hess Corp.	594	40,089
Murphy Oil Corp.	3	135
National Oilwell Varco, Inc.†	2,298	125,080
Newfield Exploration Co*	595	17,719
Phillips 66†	598	42,051
Schlumberger Ltd. (Curacao)†	2,385	196,500
Tesoro Corp.†	678	55,413
Transocean Ltd. (Switzerland)(a)	1,934	31,524
Valero Energy Corp.†	2,793	147,694

		1,094,149

Food & Staples Retailing — 1.5%
CVS Health Corp.†(a)	44	4,319
Wal-Mart Stores, Inc.†	1,490	126,620

		130,939

Food, Beverage & Tobacco — 10.1%
Altria Group, Inc.†	1,172	62,233
Archer-Daniels-Midland Co.†	3,432	160,034
Coca-Cola Co. (The)	184	7,575
Coca-Cola Enterprises, Inc.†	1,292	54,393
Dr Pepper Snapple Group, Inc.†	1,038	80,206
Hershey Co. (The)	5	511
Hormel Foods Corp.	17	871
Kellogg Co.†	1,880	123,290
Lorillard, Inc.†	1,921	126,037

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
McCormick & Co., Inc., non-voting shares	8	$571
PepsiCo, Inc.†	178	16,693
Philip Morris International, Inc.†	2,517	201,964
Reynolds American, Inc.†	426	28,947

		863,325

Health Care Equipment & Services — 11.6%
Aetna, Inc.†	1,878	172,438
Anthem, Inc.†	1,244	167,890
Becton Dickinson and Co.	12	1,657
CareFusion Corp.*†	11	652
Cigna Corp.†	1,397	149,242
DaVita HealthCare Partners, Inc.*	945	70,932
DENTSPLY International, Inc.(a)	9	450
Humana, Inc.†	801	117,298
Laboratory Corp. of America Holdings*†	6	689
Medtronic PLC (Ireland)†	64	4,570
Quest Diagnostics, Inc.†	753	53,516
St Jude Medical, Inc.†	1,485	97,817
UnitedHealth Group, Inc.†	1,305	138,656
Zimmer Holdings, Inc.	109	12,219

		988,026

Household & Personal Products — 0.3%
Avon Products, Inc.†	2,320	17,957
Clorox Co. (The)†	8	854
Procter & Gamble Co. (The)†	125	10,536

		29,347

Insurance — 13.3%
Aflac, Inc.†	2,405	137,277
Allstate Corp. (The)†	1,688	117,806
American International Group, Inc.†	5,011	244,888
Aon PLC (United Kingdom)	3	270
Assurant, Inc.	378	24,007
Chubb Corp. (The)	271	26,531
Genworth Financial, Inc., Class A*†	2,651	18,504
Lincoln National Corp.†	1,387	69,322
Marsh & McLennan Cos, Inc.†	2,773	149,104
MetLife, Inc.†	2,299	106,904
Principal Financial Group, Inc.	2	94
Progressive Corp. (The)†(a)	43	1,116
Torchmark Corp.	9	451
Travelers Cos, Inc. (The)†	1,427	146,724

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Unum Group†	1,345	$41,776
XL Group PLC (Ireland)	1,365	47,079

		1,131,853

Materials — 7.2%
Alcoa, Inc.(a)	79	1,236
Avery Dennison Corp.	464	24,253
Ball Corp.†	735	46,548
Dow Chemical Co. (The)†	2,842	128,345
El du Pont de Nemours & Co.	233	16,592
International Flavors & Fragrances, Inc.	3	318
International Paper Co.†	2,261	119,064
Lyondellbasell Industries NV, Class A (Netherlands)†	2,599	205,555
MeadWestvaco Corp.	11	553
Monsanto Co.	6	708
Owens-Illinois, Inc.*†	881	20,571
Praxair, Inc.	16	1,929
Sealed Air Corp.	1,130	45,765

		611,437

Media — 4.0%
Cablevision Systems Corp., Class A(a)	17	322
Comcast Corp., Class A†	168	8,928
DIRECTV*†	1,807	154,101
Discovery Communications, Inc., Class A*(a)	1,709	49,535
Gannett Co., Inc.(a)	1,205	37,367
Interpublic Group of Cos, Inc. (The)†	27	538
News Corp.*	247	3,678
Omnicom Group, Inc.†	831	60,497
Scripps Networks Interactive, Inc., Class A(a)	231	16,422
Time Warner Cable, Inc.	12	1,633
Time Warner, Inc.†	52	4,052
Viacom, Inc., Class B†	16	1,031

		338,104

Pharmaceuticals, Biotechnology & Life Sciences — 4.7%
Agilent Technologies, Inc.	3	113
Gilead Sciences, Inc.*†(a)	1,505	157,769
Johnson & Johnson†	186	18,626
Mylan, Inc.*	22	1,169

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Pfizer, Inc.†	7,068	$220,875

		398,552

Retailing — 4.5%
AutoNation, Inc.*	20	1,192
AutoZone, Inc.*†	2	1,194
Bed Bath & Beyond, Inc.*†	4	299
Best Buy Co., Inc.†	1,871	65,859
Dollar General Corp.*†	20	1,341
Expedia, Inc.	3	258
GameStop Corp., Class A(a)	584	20,586
Gap, Inc. (The)†	21	865
Genuine Parts Co.†	155	14,406
Home Depot, Inc. (The)†	68	7,101
Kohl’s Corp.†(a)	1,083	64,677
L Brands, Inc.†	10	846
Lowe’s Cos, Inc.†	1,286	87,139
Macy’s, Inc.†	23	1,469
PetSmart, Inc.†	530	43,304
Priceline Group, Inc. (The)*	3	3,029
Ross Stores, Inc.†	10	917
Staples, Inc.†	3,417	58,260
Target Corp.†	42	3,092
TJX Cos, Inc. (The)†	153	10,089
Tractor Supply Co.	1	81

		386,004

Semiconductors & Semiconductor Equipment — 7.1%
Altera Corp.†	20	659
Analog Devices, Inc.	15	782
Intel Corp.†	6,423	212,216
Linear Technology Corp.	15	674
Micron Technology, Inc.*	5,622	164,528
NVIDIA Corp.	2,733	52,487
Texas Instruments, Inc.†	2,244	119,942
Xilinx, Inc.†	1,398	53,928

		605,216

Software & Services — 11.0%
Accenture PLC, Class A (Ireland)†	1,792	150,582
CA, Inc.†	2,349	71,175
Computer Sciences Corp.†	750	45,510
eBay, Inc.*	37	1,961
International Business Machines Corp.†	1,675	256,794

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Microsoft Corp.†	4,485	$181,194
Oracle Corp.†	1,185	49,640
Paychex, Inc.	10	453
Symantec Corp.†	149	3,691
Teradata Corp.*†(a)	819	36,495
VeriSign, Inc.*(a)	138	7,518
Western Union Co. (The)(a)	2,795	47,515
Xerox Corp.†	6,093	80,245

		932,773

Technology Hardware & Equipment — 18.6%
Apple, Inc.†	2,121	248,496
Cisco Systems, Inc.†	8,701	229,402
Corning, Inc.†	4,856	115,427
EMC Corp.	2,159	55,983
F5 Networks, Inc.*	4	446
FLIR Systems, Inc.	7	211
Harris Corp.†	6	403
Hewlett-Packard Co.†	6,488	234,411
Juniper Networks, Inc.†	2,339	53,165
Motorola Solutions, Inc.†	375	23,404
NetApp, Inc.†	1,747	66,037
QUALCOMM, Inc.†	3,872	241,845
SanDisk Corp.†	1,266	96,102
Seagate Technology PLC (Ireland)†	1,722	97,190
Western Digital Corp.†	1,249	121,440

		1,583,962

Telecommunication Services — 1.0%
AT&T, Inc.†(a)	340	11,193
CenturyLink, Inc.†	37	1,375
Frontier Communications Corp.(a)	65	436
Verizon Communications, Inc.†	942	43,059
Windstream Holdings, Inc.	3,216	25,567

		81,630

Transportation — 2.6%
CH Robinson Worldwide, Inc.(a)	9	641
Delta Air Lines, Inc.†	2,483	117,471
Expeditors International of Washington, Inc.	13	568
United Parcel Service, Inc., Class B†	1,064	105,166

		223,846

Utilities — 0.5%
Pinnacle West Capital Corp.	589	41,336

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Southern Co. (The)	4	$203

		41,539

TOTAL COMMON STOCKS (Cost $12,294,587)		12,245,270

TOTAL LONG POSITIONS - 143.7% (Cost $12,294,587)**		$12,245,270

SHORT POSITIONS - (83.1)%
COMMON STOCKS — (83.1)%
Automobiles & Components — (0.1)%
BorgWarner, Inc.	(3)	(162)
Johnson Controls, Inc.	(129)	(5,995)

		(6,157)

Banks — (0.2)%
Bank of America Corp.	(248)	(3,757)
Hudson City Bancorp, Inc.	(1,623)	(14,558)
People’s United Financial, Inc.	(8)	(113)

		(18,428)

Capital Goods — (0.3)%
Fastenal Co.	(11)	(488)
Pall Corp.	(4)	(387)
Quanta Services, Inc.*	(668)	(17,689)
Rockwell Collins, Inc.	(5)	(428)
Roper Industries, Inc.	(1)	(154)
United Rentals, Inc.*	(4)	(331)
United Technologies Corp.	(67)	(7,690)

		(27,167)

Commercial & Professional Services — (0.6)%
ADT Corp. (The)	(534)	(18,370)
Equifax, Inc.	(2)	(169)
Nielsen NV (Netherlands)	(15)	(653)
Robert Half International, Inc.	(4)	(232)
Stericycle, Inc.*	(239)	(31,378)

		(50,802)

Consumer Durables & Apparel — (2.0)%
DR Horton, Inc.	(1,118)	(27,413)
Hasbro, Inc.	(327)	(17,959)
Michael Kors Holdings Ltd. (British Virgin Islands)*	(458)	(32,422)
Mohawk Industries, Inc.*	(1)	(165)
NIKE, Inc., Class B	(70)	(6,458)
Ralph Lauren Corp.	(4)	(668)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Under Armour, Inc., Class A*	(655)	$(47,212)
VF Corp.	(552)	(38,292)

		(170,589)

Consumer Services — (3.9)%
Carnival Corp. (Panama)	(940)	(41,322)
Chipotle Mexican Grill, Inc.*	(94)	(66,725)
Darden Restaurants, Inc.	(380)	(23,324)
Marriott International, Inc., Class A	(821)	(61,165)
Royal Caribbean Cruises, Ltd. (Liberia)	(664)	(50,165)
Starbucks Corp.	(451)	(39,476)
Wynn Resorts Ltd.	(311)	(46,012)
Yum! Brands, Inc.	(16)	(1,156)

		(329,345)

Diversified Financials — (2.0)%
Affiliated Managers Group, Inc.*	(167)	(34,322)
Berkshire Hathaway, Inc., Class B*	(93)	(13,384)
BlackRock, Inc.	(20)	(6,810)
Charles Schwab Corp. (The)	(2,540)	(65,989)
CME Group, Inc.	(12)	(1,024)
E*TRADE Financial Corp.*	(703)	(16,204)
Intercontinental Exchange, Inc.	(15)	(3,086)
Leucadia National Corp.	(1,131)	(25,640)
Morgan Stanley	(25)	(845)
Northern Trust Corp.	(9)	(588)
State Street Corp.	(15)	(1,073)
T Rowe Price Group, Inc.	(1)	(79)

		(169,044)

Energy — (12.0)%
Anadarko Petroleum Corp.	(20)	(1,635)
Apache Corp.	(1,156)	(72,331)
Cabot Oil & Gas Corp.	(1,268)	(33,602)
Chevron Corp.	(1,410)	(144,567)
Cimarex Energy Co.	(1)	(103)
CONSOL Energy, Inc.	(697)	(20,178)
Denbury Resources, Inc.	(7)	(48)
EOG Resources, Inc.	(928)	(82,620)
EQT Corp.	(464)	(34,540)
Helmerich & Payne, Inc.	(327)	(19,476)
Kinder Morgan, Inc.	(3,218)	(132,099)
Marathon Oil Corp.	(14)	(372)
Marathon Petroleum Corp.	(10)	(926)
Nabors Industries, Ltd. (Bermuda)	(7)	(81)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Noble Corp. PLC (United Kingdom)	(774)	$(12,554)
Noble Energy, Inc.	(1,117)	(53,326)
Occidental Petroleum Corp.	(1,074)	(85,920)
ONEOK, Inc.	(638)	(28,091)
Pioneer Natural Resources Co.	(438)	(65,932)
QEP Resources, Inc.	(552)	(11,162)
Range Resources Corp.	(517)	(23,922)
Southwestern Energy Co.*	(1,083)	(26,848)
Spectra Energy Corp.	(2,059)	(68,853)
Williams Cos, Inc. (The)	(2,292)	(100,527)

		(1,019,713)

Food & Staples Retailing — (1.6)%
Costco Wholesale Corp.	(17)	(2,431)
Kroger Co. (The)	(1,156)	(79,822)
Sysco Corp.	(22)	(862)
Whole Foods Market, Inc.	(1,106)	(57,617)

		(140,732)

Food, Beverage & Tobacco — (1.8)%
Brown-Forman Corp., Class B	(264)	(23,462)
Campbell Soup Co.	(10)	(457)
ConAgra Foods, Inc.	(9)	(319)
Constellation Brands, Inc., Class A*	(592)	(65,386)
General Mills, Inc.	(5)	(262)
JM Smucker Co. (The)	(4)	(413)
Keurig Green Mountain, Inc.	(498)	(61,035)
Kraft Foods Group, Inc.	(23)	(1,503)
Mead Johnson Nutrition Co.	(8)	(788)
Mondelez International, Inc., Class A	(43)	(1,515)
Monster Beverage Corp.*	(10)	(1,170)
Tyson Foods, Inc.	(1)	(39)

		(156,349)

Health Care Equipment & Services — (3.8)%
Abbott Laboratories	(1,134)	(50,758)
AmerisourceBergen Corp.	(8)	(760)
Baxter International, Inc.	(831)	(58,428)
Boston Scientific Corp.*	(3,139)	(46,489)
Cerner Corp.*	(1,047)	(69,468)
Edwards Lifesciences Corp.*	(5)	(627)
Express Scripts Holding Co.*	(8)	(646)
HCA Holdings, Inc.*	(16)	(1,133)
Intuitive Surgical, Inc.*	(72)	(35,603)
McKesson Corp.	(8)	(1,701)
Medtronic PLC (Ireland)	—	(24)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Patterson Cos, Inc.	(222)	$(11,120)
Stryker Corp.	(2)	(182)
Tenet Healthcare Corp.*	(302)	(12,769)
Universal Health Services, Inc.	(301)	(30,862)
Varian Medical Systems, Inc.*	(1)	(93)

		(320,663)

Household & Personal Products — 0.0%
Colgate-Palmolive Co.	(34)	(2,296)
Estee Lauder Cos, Inc. (The), Class A	(15)	(1,059)
Kimberly-Clark Corp.	(5)	(540)

		(3,895)

Insurance — (0.3)%
Ace Ltd. (Switzerland)	(2)	(216)
Cincinnati Financial Corp.	(7)	(354)
Hartford Financial Services Group, Inc. (The)	(7)	(272)
Loews Corp.	(14)	(536)
Prudential Financial, Inc.	(367)	(27,848)

		(29,226)

Materials — (3.1)%
Air Products & Chemicals, Inc.	(646)	(94,064)
Airgas, Inc.	(3)	(338)
Allegheny Technologies, Inc.	(334)	(9,529)
CF Industries Holdings, Inc.	(103)	(31,454)
Ecolab, Inc.	(12)	(1,245)
FMC Corp.	(85)	(4,888)
Freeport-McMoRan, Inc.	(36)	(605)
Martin Marietta Materials, Inc.	(206)	(22,194)
Mosaic Co. (The)	(15)	(730)
Newmont Mining Corp.	(18)	(453)
Nucor Corp.	(966)	(42,166)
PPG Industries, Inc.	(133)	(29,643)
Sherwin-Williams Co. (The)	(2)	(543)
Sigma-Aldrich Corp.	(4)	(550)
Vulcan Materials Co.	(404)	(28,486)

		(266,888)

Media — (0.1)%
CBS Corp., Class B	(16)	(877)
Twenty-First Century Fox, Inc., Class A	(22)	(730)
Walt Disney Co. (The)	(64)	(5,821)

		(7,428)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (10.7)%
Actavis PLC (Ireland)*	(518)	(138,068)
Alexion Pharmaceuticals, Inc.*	(597)	(109,394)
Allergan, Inc.	(12)	(2,631)
Amgen, Inc.	(28)	(4,263)
Biogen Idec, Inc.*	(50)	(19,458)
Bristol-Myers Squibb Co.	(1,153)	(69,491)
Celgene Corp.*	(696)	(82,935)
Endo International PLC (Ireland)*	(465)	(37,019)
Hospira, Inc.*	(519)	(32,920)
Mallinckrodt PLC (Ireland)*	(355)	(37,626)
Merck & Co., Inc.	(108)	(6,510)
PerkinElmer, Inc.	(1)	(46)
Perrigo Co. PLC (Ireland)	(411)	(62,365)
Regeneron Pharmaceuticals, Inc.*	(307)	(127,915)
Thermo Fisher Scientific, Inc.	(285)	(35,685)
Vertex Pharmaceuticals, Inc.*	(754)	(83,046)
Waters Corp.*	(1)	(119)
Zoetis, Inc.	(1,396)	(59,651)

		(909,142)

Real Estate — (12.0)%
American Tower Corp.	(1,041)	(100,925)
Apartment Investment & Management Co.	(5)	(199)
AvalonBay Communities, Inc.	(170)	(29,408)
Boston Properties, Inc.	(469)	(65,097)
Crown Castle International Corp.	(1,024)	(88,586)
Equity Residential	(1,111)	(86,225)
Essex Property Trust, Inc.	(194)	(43,854)
General Growth Properties, Inc.	(2,713)	(81,878)
HCP, Inc.	(18)	(851)
Health Care REIT, Inc.	(1,004)	(82,278)
Host Hotels & Resorts, Inc.	(1,972)	(45,139)
Kimco Realty Corp.	(1,013)	(28,009)
Macerich Co. (The)	(432)	(37,156)
Plum Creek Timber Co., Inc.	(7)	(312)
Prologis, Inc.	(1,542)	(69,606)
Public Storage	(261)	(52,419)
Simon Property Group, Inc.	(336)	(66,750)
Urban Edge Properties*	(1)	(12)
Ventas, Inc.	(891)	(71,111)
Vornado Realty Trust	(631)	(69,688)

		(1,019,503)

Retailing — (4.7)%
Amazon.com, Inc.*	(445)	(157,766)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
CarMax, Inc.*	(647)	$(40,179)
Dollar Tree, Inc.*	(7)	(498)
Family Dollar Stores, Inc.	(351)	(26,711)
Netflix, Inc.*	(185)	(81,733)
Nordstrom, Inc.	(583)	(44,425)
O’Reilly Automotive, Inc.*	(2)	(375)
Tiffany & Co.	(23)	(1,993)
TripAdvisor, Inc.*	(438)	(29,350)
Urban Outfitters, Inc.*	(406)	(14,153)

		(397,183)

Semiconductors & Semiconductor Equipment — (2.0)%
Applied Materials, Inc.	(2)	(46)
Avago Technologies Ltd. (Singapore)	(780)	(80,246)
First Solar, Inc.*	(307)	(12,992)
KLA-Tencor Corp.	(92)	(5,655)
Lam Research Corp.	(550)	(42,042)
Microchip Technology, Inc.	(698)	(31,480)

		(172,461)

Software & Services — (7.1)%
Adobe Systems, Inc.*	(1,440)	(100,987)
Akamai Technologies, Inc.*	(546)	(31,753)
Autodesk, Inc.*	(698)	(37,695)
Citrix Systems, Inc.*	(314)	(18,608)
Electronic Arts, Inc.*	(3)	(165)
Facebook, Inc., Class A*	(1,482)	(112,499)
Fidelity National Information Services, Inc.	(61)	(3,808)
Fiserv, Inc.*	(9)	(653)
Google, Inc., Class C*	(132)	(70,557)
Intuit, Inc.	(753)	(65,375)
MasterCard, Inc., Class A	(43)	(3,527)
Red Hat, Inc.*	(562)	(35,850)
salesforce.com inc*	(1,936)	(109,287)
Total System Services, Inc.	(191)	(6,756)
Visa, Inc., Class A	(19)	(4,843)

		(602,363)

Technology Hardware & Equipment — 0.0%
Amphenol Corp., Class A	(11)	(591)

Telecommunication Services — 0.0%
Level 3 Communications, Inc.*	(7)	(348)

Transportation — (0.8)%
CSX Corp.	(38)	(1,265)
FedEx Corp.	(3)	(507)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Kansas City Southern	(338)	$(37,210)
Norfolk Southern Corp.	(6)	(612)
Ryder System, Inc.	(1)	(83)
Southwest Airlines Co.	(634)	(28,644)
Union Pacific Corp.	(30)	(3,516)

		(71,837)

Utilities — (14.0)%
AGL Resources, Inc.	(366)	(20,635)
Ameren Corp.	(744)	(33,688)
American Electric Power Co., Inc.	(1,481)	(93,022)
CenterPoint Energy, Inc.	(1,318)	(30,433)
CMS Energy Corp.	(844)	(31,844)
Consolidated Edison, Inc.	(898)	(62,213)
Dominion Resources, Inc.	(1,750)	(134,558)
DTE Energy Co.	(543)	(48,685)
Duke Energy Corp.	(1,132)	(98,642)
Edison International	(953)	(64,947)
Entergy Corp.	(1)	(88)
Exelon Corp.	(33)	(1,189)
FirstEnergy Corp.	(12)	(484)
Integrys Energy Group, Inc.	(244)	(19,788)
NextEra Energy, Inc.	(1,146)	(125,189)
NiSource, Inc.	(968)	(41,876)
Northeast Utilities	(927)	(51,523)
NRG Energy, Inc.	(1,037)	(25,572)
Pepco Holdings, Inc.	(772)	(21,191)
PG&E Corp.	(651)	(38,285)
PPL Corp.	(606)	(21,513)
Public Service Enterprise Group, Inc.	(999)	(42,637)
SCANA Corp.	(436)	(27,804)
Sempra Energy	(754)	(84,388)
TECO Energy, Inc.	(719)	(15,336)
Wisconsin Energy Corp.	(9)	(502)
Xcel Energy, Inc.	(1,551)	(58,209)

		(1,194,241)

TOTAL COMMON STOCK (Proceeds $6,929,731)		(7,084,095)

TOTAL SECURITES SOLD SHORT - (83.1)% (Proceeds $6,929,731)		(7,084,095)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.4%		3,361,433

NET ASSETS - 100.0%		$8,522,608

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$12,294,587

Gross unrealized appreciation	$437,570
Gross unrealized depreciation	(486,887)

Net unrealized depreciation	$(49,317)

(a)	All or a portion of the security is on loan. At January 31, 2015, the market value of securities on loan was $256,303.

REIT Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 172.7%
COMMON STOCKS — 172.1%
Automobiles & Components — 7.4%
Allison Transmission Holdings, Inc.†	241,065	$7,550,156
American Axle & Manufacturing Holdings, Inc.*†(a)	546,279	13,301,893
Cooper Tire & Rubber Co.†	93,129	3,239,958
Cooper-Standard Holding, Inc.*	5,669	296,205
Dana Holding Corp.†(a)	663,873	13,855,030
Delphi Automotive PLC (Jersey)†	153,277	10,534,728
Gentex Corp.	213,691	3,566,503
Goodyear Tire & Rubber Co. (The)	235,613	5,711,259
Harley-Davidson, Inc.†	97,827	6,035,926
Johnson Controls, Inc.†	302,257	14,045,883
Magna International, Inc. (Canada)†(a)	164,983	15,841,668
Standard Motor Products, Inc.†(a)	31,188	1,137,114
Tenneco, Inc.*†	238,437	12,260,431
Thor Industries, Inc.(a)	79,694	4,490,757
Tower International, Inc.*†	48,440	1,146,575
TRW Automotive Holdings Corp.*†	22,811	2,353,411

		115,367,497

Capital Goods — 31.5%
AAON, Inc.†	26,099	569,219
Actuant Corp., Class A(a)	140,286	3,242,009
AECOM Technology Corp.*(a)	637,104	16,195,189
Aegion Corp.*†	94,801	1,452,351
AMETEK, Inc.	6,162	295,160
AZZ, Inc.†(a)	53,601	2,261,426
Blount International, Inc.*†	167,107	2,590,159
Carlisle Cos., Inc.†	6,432	576,822
Caterpillar, Inc.†	225,035	17,996,049
Chart Industries, Inc.*(a)	232,063	6,613,796
Chicago Bridge & Iron Co. NV (Netherlands)†(a)	422,787	14,590,379
CIRCOR International, Inc.(a)	66,376	3,278,311
Continental Building Products, Inc.*	7,410	124,043
Crane Co.(a)	165,620	10,094,539
Cubic Corp.(a)	55,122	2,882,329
Curtiss-Wright Corp.†	72,818	4,844,582
Dover Corp.†(a)	236,220	16,544,849
Eaton Corp. PLC (Ireland)†	155,379	9,802,861
EMCOR Group, Inc.	135,186	5,456,107
Emerson Electric Co.†	171,740	9,778,876
Encore Wire Corp.	17,097	523,681
Engility Holdings, Inc.†	34,043	1,358,316

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Esterline Technologies Corp.*(a)	37,327	$4,183,983
Federal Signal Corp.†	134,062	2,047,127
Flowserve Corp.†	175,408	9,557,982
Fluor Corp.†	313,939	16,823,991
General Dynamics Corp.	128,691	17,142,928
GrafTech International Ltd.*(a)	60,492	219,586
Harsco Corp.†(a)	228,069	3,366,298
Honeywell International, Inc.†	22,795	2,228,439
Hubbell, Inc., Class B	15,343	1,626,972
Huntington Ingalls Industries, Inc.	111,482	12,998,801
Hyster-Yale Materials Handling, Inc.	27,456	1,720,118
IDEX Corp†	87,644	6,341,043
Illinois Tool Works, Inc.†	61,271	5,703,717
ITT Corp.†	318,498	11,405,413
Jacobs Engineering Group, Inc.*†	384,564	14,651,888
Joy Global, Inc.(a)	188,933	7,923,850
KBR, Inc.†	824,476	13,628,588
Keysight Technologies, Inc.*†	200,530	6,695,680
L-3 Communications Holdings, Inc.	28,513	3,510,521
Lincoln Electric Holdings, Inc.†(a)	163,934	11,132,758
Lindsay Corp.(a)	58,465	5,052,545
Manitowoc Co., Inc. (The)†(a)	268,534	5,021,586
Masco Corp.†	370,091	9,193,060
Meritor, Inc.*(a)	744,239	9,526,259
Moog, Inc., Class A*†	92,483	6,501,555
MSA Safety, Inc.	44,640	1,948,982
Mueller Water Products, Inc., Class A†	498,488	5,099,532
Nordson Corp.	26,711	1,946,163
Orbital Sciences Corp.*†(a)	229,826	6,455,812
PACCAR, Inc.	125,408	7,538,275
Parker-Hannifin Corp.†(a)	90,786	10,572,938
Polypore International, Inc.*(a)	114,891	5,137,926
Precision Castparts Corp.	23,930	4,788,393
Raytheon Co.	17,216	1,722,461
RBC Bearings, Inc.	18,812	1,091,848
Rexnord Corp.*(a)	93,032	2,302,542
Rockwell Automation, Inc.(a)	110,670	12,054,176
Rockwell Collins, Inc.	23,877	2,044,349
Roper Industries, Inc.†	28,089	4,335,256
Simpson Manufacturing Co., Inc.	1,175	38,352
Spirit AeroSystems Holdings, Inc., Class A*†	217,449	9,793,903
SPX Corp.†(a)	213,260	17,822,138

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Standex International Corp.†	19,159	$1,342,854
Stanley Black & Decker, Inc.	181,825	17,027,911
Sun Hydraulics Corp.	26,766	970,000
Teledyne Technologies, Inc.*	90,264	8,578,691
Terex Corp.(a)	60,088	1,350,778
Thermon Group Holdings, Inc.*	43,680	893,256
Timken Co. (The)†	127,332	4,839,889
TriMas Corp.*	118,102	3,187,573
Triumph Group, Inc.	5,305	302,703
Tyco International PLC (Ireland)†	136,075	5,553,221
Universal Forest Products, Inc.	2,716	135,963
Valmont Industries, Inc.(a)	21,315	2,560,358
Veritiv Corp.*(a)	4,702	239,191
Watts Water Technologies, Inc., Class A†(a)	95,622	5,606,318
WESCO International, Inc.*(a)	140,500	9,379,780
Woodward, Inc.	30,261	1,349,943
WW Grainger, Inc.	13,376	3,154,596
Xylem, Inc.(a)	245,874	8,384,303

		488,826,115

Commercial & Professional Services — 7.0%
ACCO Brands Corp.*†	542,719	4,298,334
Cintas Corp.(a)	125,070	9,843,009
Copart, Inc.*†	123,028	4,502,825
Corporate Executive Board Co. (The)	13,752	942,287
Deluxe Corp.(a)	22,602	1,467,548
Dun & Bradstreet Corp. (The)	17,925	2,063,347
Exponent, Inc.†(a)	11,364	910,711
HNI Corp.(a)	19,819	976,086
Huron Consulting Group, Inc.*(a)	39,372	2,961,562
IHS, Inc., Class A*	35,112	4,042,445
Korn/Ferry International*†	134,133	3,822,791
Manpowergroup, Inc.†	274,248	19,987,194
Multi-Color Corp.	31,677	1,844,235
On Assignment, Inc.*(a)	35,024	1,230,393
Pitney Bowes, Inc.†(a)	589,618	14,139,039
Progressive Waste Solutions Ltd	85,349	2,434,153
Robert Half International, Inc.†	8,272	480,272
ServiceMaster Global Holdings, Inc.*	83,947	2,372,342
Stantec, Inc. (Canada)	12,196	299,534
Steelcase, Inc., Class A†	135,833	2,292,861
Team, Inc.*	13,973	532,930
Towers Watson & Co., Class A†	101,504	12,028,224
UniFirst Corp.†	21,475	2,493,892

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Connections, Inc.†	232,573	$10,051,805
West Corp.(a)	61,714	2,018,048

		108,035,867

Consumer Durables & Apparel — 6.0%
Coach, Inc.	13,136	488,528
Columbia Sportswear Co.(a)	52,639	2,237,158
Deckers Outdoor Corp.*(a)	129,032	8,522,564
Ethan Allen Interiors, Inc.†	63,041	1,715,976
Fossil Group, Inc.*†(a)	164,957	16,132,795
Garmin Ltd. (Switzerland)(a)	258,459	13,532,913
Harman International Industries, Inc.†	31,835	4,126,771
Iconix Brand Group, Inc.*(a)	63,419	2,108,048
lululemon athletica, Inc.*(a)	82,704	5,478,313
Mattel, Inc.	225,791	6,073,778
NVR, Inc.*†	1,568	1,966,633
Polaris Industries, Inc.	5,230	756,206
PVH Corp.	84,536	9,320,939
Skechers U.S.A., Inc., Class A*(a)	12,215	737,175
Steven Madden, Ltd.*†	17,776	610,428
Tupperware Brands Corp.(a)	132,306	8,945,209
Universal Electronics, Inc.*(a)	51,792	3,301,222
Vera Bradley, Inc.*(a)	177,040	3,376,153
Whirlpool Corp.†	3,794	755,310
Wolverine World Wide, Inc.(a)	102,059	2,872,961

		93,059,080

Consumer Services — 5.6%
American Public Education, Inc.*†	35,011	1,175,319
Boyd Gaming Corp.*(a)	518,811	6,775,672
Capella Education Co.†	28,159	1,914,530
DeVry Education Group, Inc.†(a)	136,817	5,802,409
DineEquity, Inc.†(a)	48,077	5,132,220
Hillenbrand, Inc.†(a)	108,788	3,417,031
Interval Leisure Group, Inc.(a)	108,691	2,508,588
Jack in the Box, Inc.†	86,578	7,340,949
Las Vegas Sands Corp.†	319,092	17,349,032
McDonald’s Corp.†	89,111	8,237,421
Royal Caribbean Cruises, Ltd. (Liberia)†	105,094	7,939,852
Speedway Motorsports, Inc.†(a)	19,837	442,167
Starwood Hotels & Resorts Worldwide, Inc.(a)	49,842	3,587,129
Strayer Education, Inc.*(a)	6,497	435,299
Weight Watchers International, Inc.*(a)	300,226	4,971,743

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wyndham Worldwide Corp.†(a)	121,098	$10,146,801

		87,176,162

Energy — 0.0%
Amec Foster Wheeler PLC, Sponsored ADR (United Kingdom)	23,915	284,348

Food & Staples Retailing — 2.1%
Ingles Markets, Inc., Class A	13,454	573,813
Pantry, Inc. (The)*	112,266	4,142,615
Rite Aid Corp.*	1,017,043	7,098,960
SUPERVALU, Inc.*†	1,204,646	11,733,252
Wal-Mart Stores, Inc.(a)	114,636	9,741,767

		33,290,407

Food, Beverage & Tobacco — 13.5%
Archer-Daniels-Midland Co.†	424,147	19,777,974
Bunge, Ltd. (Bermuda)†	236,909	21,210,463
ConAgra Foods, Inc.†	231,491	8,201,726
Dr Pepper Snapple Group, Inc.†	210,449	16,261,394
Flowers Foods, Inc.†(a)	318,216	6,224,305
Hormel Foods Corp.	18,282	936,404
Ingredion, Inc.†	57,899	4,668,975
Kellogg Co.†(a)	87,479	5,736,873
Keurig Green Mountain, Inc.(a)	55,718	6,828,798
Kraft Foods Group, Inc.†	10,573	690,840
Lancaster Colony Corp.†	26,897	2,418,847
Lorillard, Inc.†	95,515	6,266,739
Mondelez International, Inc., Class A†	419,478	14,782,405
Monster Beverage Corp.*†	178,264	20,847,975
National Beverage Corp.*(a)	9,446	205,356
Philip Morris International, Inc.†	221,799	17,797,152
Pilgrim’s Pride Corp.(a)	644,948	17,510,338
Pinnacle Foods, Inc.(a)	112,635	4,051,481
Sanderson Farms, Inc.(a)	236,187	18,885,513
SunOpta, Inc. (Canada)*	7,134	74,622
Tyson Foods, Inc., Class A†	210,171	8,205,076
Vector Group, Ltd.(a)	353,557	7,912,606

		209,495,862

Health Care Equipment & Services — 8.4%
Abaxis, Inc.(a)	12,137	746,183
Alere, Inc.*	28,346	1,153,399
Anika Therapeutics, Inc.*†	97,869	3,834,507
Cardinal Health, Inc.†	94,836	7,889,407
CareFusion Corp.*†	179,394	10,638,064

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Computer Programs & Systems, Inc.(a)	23,588	$1,161,945
CR Bard, Inc.	3,496	597,921
Cyberonics, Inc.*(a)	39,024	2,168,564
DaVita HealthCare Partners, Inc.*†	65,609	4,924,612
DENTSPLY International, Inc.†(a)	303,689	15,192,042
Edwards Lifesciences Corp.*†	85,187	10,678,190
Globus Medical, Inc., Class A*†(a)	78,331	1,847,045
Greatbatch, Inc.*†	62,657	3,042,624
Halyard Health, Inc.*(a)	70,659	3,149,272
ICU Medical, Inc.*†	29,291	2,448,142
MEDNAX, Inc.*†(a)	66,850	4,538,447
Medtronic PLC (Ireland)	78,690	5,618,466
Meridian Bioscience, Inc.(a)	123	2,128
Natus Medical, Inc.*†	93,561	3,517,894
Quality Systems, Inc.†	164,364	2,677,490
Quest Diagnostics, Inc.(a)	47,270	3,359,479
Select Medical Holdings Corp.†(a)	364,818	4,932,339
St Jude Medical, Inc.	76,192	5,018,767
Teleflex, Inc.†(a)	107,726	11,802,461
Universal Health Services, Inc., Class B†	75,889	7,780,899
Varian Medical Systems, Inc.*(a)	42,576	3,940,835
VCA Antech, Inc.*†	135,286	7,048,401
Veeva Systems, Inc. Class A*(a)	27,969	804,388

		130,513,911

Household & Personal Products — 3.8%
Avon Products, Inc.†(a)	2,509,237	19,421,494
Clorox Co. (The)	59,194	6,316,592
Coty, Inc., Class A(a)	3,028	57,593
Energizer Holdings, Inc.†	119,240	15,263,912
Procter & Gamble Co. (The)	66,238	5,583,201
Spectrum Brands Holdings, Inc.†	132,261	11,861,166

		58,503,958

Media — 4.9%
Comcast Corp.	24,756	1,315,658
Crown Media Holdings, Inc., Class A*(a)	9,644	30,861
DIRECTV*†(a)	156,642	13,358,430
Discovery Communications, Inc., Class A*(a)	430,202	12,469,405
Interpublic Group of Cos, Inc. (The)	33,048	658,977
Loral Space & Communications, Inc.*†	23,502	1,690,029

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Morningstar, Inc.(a)	1,903	$126,721
New York Times Co. (The), Class A(a)	203,287	2,559,383
Nexstar Broadcasting Group, Inc.(a)	146,271	7,298,192
Omnicom Group, Inc.(a)	143,713	10,462,306
Scripps Networks Interactive, Inc., Class A(a)	53,114	3,775,874
Time Warner, Inc.	1,844	143,703
Time, Inc.(a)	269,599	6,750,759
Viacom, Inc., Class B†	246,157	15,857,434

		76,497,732

Pharmaceuticals, Biotechnology & Life Sciences — 12.9%
AbbVie, Inc.	140,171	8,459,320
Alexion Pharmaceuticals, Inc.*†	21,014	3,850,605
Amgen, Inc.†	43,615	6,640,820
Bio-Rad Laboratories, Inc.*†	52,578	6,018,604
Bruker Corp.*†(a)	308,072	5,810,238
Covance, Inc.*†	151,093	16,047,588
Depomed, Inc.*†(a)	226,734	4,142,430
Gilead Sciences, Inc.*†(a)	232,069	24,327,793
Johnson & Johnson†	197,566	19,784,259
Lannett Co., Inc.*(a)	310,608	14,732,137
Mallinckrodt PLC (Ireland)*†(a)	28,407	3,010,858
Mettler-Toledo International, Inc.*(a)	19,187	5,831,889
Mylan, Inc.*(a)	164,922	8,765,604
Myriad Genetics, Inc.*(a)	120,459	4,507,576
PAREXEL International Corp.*†(a)	277,906	16,941,150
PerkinElmer, Inc.(a)	127,669	5,835,750
Pfizer, Inc.†	430,566	13,455,187
Phibro Animal Health Corp., Class A	15	410
Quintiles Transnational Holdings, Inc.*†	143,010	8,652,105
United Therapeutics Corp.*(a)	89,828	12,677,426
Valeant Pharmaceuticals International, Inc. (Canada)*†	45,196	7,230,004
Waters Corp.*†	22,007	2,619,933

		199,341,686

Retailing — 19.5%
Abercrombie & Fitch Co., Class A(a)	701,950	17,913,764
AutoNation, Inc.*†(a)	164,539	9,809,815
Barnes & Noble, Inc.*(a)	251,477	5,907,195
Bed Bath & Beyond, Inc.*(a)	98,607	7,372,845
Best Buy Co., Inc.	357,068	12,568,794
Big Lots, Inc.†(a)	340,263	15,621,474
Brown Shoe Co., Inc.(a)	113,480	3,221,697

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Buckle, Inc. (The)(a)	120,816	$6,136,245
Burlington Stores, Inc.*†	118,822	5,928,030
Cato Corp. (The), Class A†	62,507	2,650,297
Children’s Place, Inc. (The)(a)	122,971	7,372,111
Core-Mark Holding Co., Inc.	43,010	2,867,907
Dillard’s, Inc., Class A(a)	76,404	8,679,494
Dollar General Corp.*†	131,793	8,838,039
Dollar Tree, Inc.*†	125,308	8,909,399
DSW, Inc., Class A†	93,119	3,311,312
Finish Line, Inc. (The), Class A	26,539	626,320
Foot Locker, Inc.†(a)	246,342	13,110,321
GameStop Corp., Class A(a)	147,952	5,215,308
Gap, Inc. (The)†	145,259	5,983,218
Genuine Parts Co.	8,302	771,588
GNC Holdings, Inc., Class A†	48,803	2,163,925
Group 1 Automotive, Inc.(a)	50,516	4,060,981
Guess?, Inc.†	13,130	246,581
Haverty Furniture Cos., Inc.†	12,268	299,707
Hibbett Sports, Inc.*(a)	141,964	6,677,987
Home Depot, Inc. (The)†	17,261	1,802,394
Kohl’s Corp.(a)	220,604	13,174,471
L Brands, Inc.	4,530	383,374
Lands’ End, Inc.*(a)	188,977	6,555,612
Liberty Interactive Corp.*	516,684	14,136,474
Lowe’s Cos., Inc.†	172,861	11,713,061
Macy’s, Inc.†	193,654	12,370,618
Michaels Cos., Inc. (The)*(a)	131,558	3,394,196
Murphy USA, Inc.*†	106,635	7,444,189
Outerwall, Inc.*(a)	209,087	12,980,121
PetSmart, Inc.†	119,971	9,802,231
Priceline Group, Inc. (The)*†	1,009	1,018,565
Ross Stores, Inc.†	80,714	7,402,281
Sally Beauty Holdings, Inc.†	415,059	12,900,034
Target Corp.(a)	101,685	7,485,033
Tiffany & Co.(a)	15,739	1,363,627
TJX Cos., Inc. (The)†	120,869	7,970,102
Zumiez, Inc.*†(a)	88,476	3,299,270

		301,460,007

Semiconductors & Semiconductor Equipment — 10.6%
Advanced Energy Industries, Inc.*	185,580	4,453,920
Altera Corp.†	312,030	10,273,588
Applied Materials, Inc.(a)	426,641	9,744,480
Atmel Corp.*†	226,008	1,882,647
Cabot Microelectronics Corp.*	12,939	639,316

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Diodes, Inc.*†	52,233	$1,380,518
Fairchild Semiconductor International, Inc.*(a)	615,969	9,455,124
Integrated Device Technology, Inc.*†(a)	457,947	8,375,851
Intel Corp.†	315,763	10,432,810
Intersil Corp., Class A	263,107	3,765,061
Lattice Semiconductor Corp.*	114,272	814,759
Linear Technology Corp.	92,918	4,175,735
Marvell Technology Group Ltd. (Bermuda)†	256,815	3,978,064
Micron Technology, Inc.*(a)	519,003	15,188,623
MKS Instruments, Inc.†(a)	124,300	4,351,743
NVIDIA Corp.(a)	25,968	498,715
OmniVision Technologies, Inc.*†	297,904	8,055,324
Pentair PLC (Ireland)†	268,734	16,610,448
Qorvo, Inc.*	49,900	3,686,076
Rambus, Inc.*	57,094	642,307
Semtech Corp.*	118,280	3,011,409
Silicon Laboratories, Inc.*(a)	25,193	1,102,446
Skyworks Solutions, Inc.†	96,702	8,031,101
Teradyne, Inc.	58,720	1,062,832
Tessera Technologies, Inc.(a)	222,507	8,250,560
Texas Instruments, Inc.†	286,810	15,329,994
Xilinx, Inc.	217,913	8,405,994

		163,599,445

Software & Services — 17.9%
Accenture PLC, Class A (Ireland)†(a)	33,029	2,775,427
Advent Software, Inc.(a)	53,076	2,221,231
Alliance Data Systems Corp.*(a)	25,440	7,347,835
Amdocs, Ltd. (Channel Islands)†	121,868	5,871,600
ANSYS, Inc.*†	10,960	884,143
Aspen Technology, Inc.*(a)	257,675	9,107,523
AVG Technologies NV (Netherlands)*†	120,696	2,387,367
Booz Allen Hamilton Holding Corp.†	211,156	6,146,751
Broadridge Financial Solutions, Inc.†	168,213	8,072,542
CA, Inc.†	229,623	6,957,577
CACI International, Inc., Class A*†(a)	59,916	5,068,294
Cardtronics, Inc.*(a)	7,876	264,712
CGI Group, Inc., Class A (Canada)*(a)	90,892	3,599,323
Computer Sciences Corp.†	241,842	14,674,973
DST Systems, Inc.†	104,184	10,074,593
Electronic Arts, Inc.*†(a)	335,158	18,386,768

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Euronet Worldwide, Inc.*	13,933	$632,419
Fair Isaac Corp.(a)	6,460	460,921
Guidewire Software, Inc.*(a)	7,439	372,694
IAC/InterActiveCorp	45,431	2,769,019
International Business Machines Corp.†	47,473	7,278,086
Jack Henry & Associates, Inc.(a)	21,317	1,308,224
Leidos Holdings, Inc.	233,582	9,670,295
ManTech International Corp., Class A(a)	48,276	1,570,418
MasterCard, Inc., Class A	65,674	5,387,238
MAXIMUS, Inc.	69,885	3,893,992
Microsoft Corp.†	210,602	8,508,321
NetScout Systems, Inc.*(a)	135,211	4,854,075
NeuStar, Inc., Class A*(a)	237,128	6,234,095
NIC, Inc.†	116,432	1,911,813
Progress Software Corp.*†	165,206	4,138,410
Rovi Corp.*†(a)	108,310	2,503,044
Science Applications International Corp.†	135,461	6,607,788
Stamps.com, Inc.*†	19,291	879,091
Sykes Enterprises, Inc.*†	53,857	1,212,860
Symantec Corp.†	253,851	6,287,889
Synchronoss Technologies, Inc.*(a)	129,161	5,485,468
Take-Two Interactive Software, Inc.*(a)	607,212	18,046,341
Teradata Corp.*(a)	372,796	16,611,790
TiVo, Inc.*(a)	602,640	6,303,614
VASCO Data Security International, Inc.*(a)	69,246	1,488,789
VeriSign, Inc.*(a)	262,482	14,300,019
Virtusa Corp.*†	14,737	552,048
Western Union Co. (The)(a)	794,658	13,509,186
WEX Inc.*†(a)	111,853	10,296,069
Xerox Corp.†	734,195	9,669,348

		276,584,023

Technology Hardware & Equipment — 15.3%
Apple, Inc.†	79,739	9,342,221
ARRIS Group, Inc.*†	593,618	15,564,664
Arrow Electronics, Inc.*†	233,255	12,838,355
Avnet, Inc.(a)	95,866	3,989,943
AVX Corp.†(a)	86,472	1,118,083
Brocade Communications Systems, Inc.†	1,475,953	16,412,597
CDW Corp.†	237,327	8,130,823

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Celestica, Inc. (Canada)*	30,899	$345,760
Coherent, Inc.*	3,657	226,295
CommScope Holding Co., Inc.*†	306,269	8,607,690
Corning, Inc.	450,039	10,697,427
EchoStar Corp., Class A*	29,400	1,533,798
F5 Networks, Inc.*†	23,430	2,615,257
FLIR Systems, Inc.†	367,150	11,087,930
Harris Corp.†	79,606	5,343,951
Hewlett-Packard Co.†(a)	302,276	10,921,232
Insight Enterprises, Inc.*†	67,664	1,601,607
InterDigital, Inc.†(a)	100,306	5,013,294
Itron, Inc.*(a)	100,696	3,746,898
Juniper Networks, Inc.†	222,613	5,059,993
Lexmark International, Inc., Class A(a)	57,642	2,300,492
Methode Electronics, Inc.†	157,426	5,694,098
National Instruments Corp.	106,588	3,206,167
NCR Corp.*†	668,412	16,977,665
NetApp, Inc.†	315,300	11,918,340
NETGEAR, Inc.*(a)	3,406	115,021
Newport Corp.*†	51,811	959,540
OSI Systems, Inc.*†	63,477	4,442,120
Plantronics, Inc.(a)	45,850	2,101,306
Polycom, Inc.*(a)	586,692	7,803,003
QUALCOMM, Inc.†	162,587	10,155,184
Rofin-Sinar Technologies, Inc.*	42,486	1,143,723
Rogers Corp.*†	43,878	3,240,829
SanDisk Corp.†	108,889	8,265,764
Sanmina Corp.*†(a)	280,287	5,936,479
Vishay Intertechnology, Inc.(a)	378,192	5,150,975
Western Digital Corp.†	118,215	11,494,044
Zebra Technologies Corp., Class A*†	14,946	1,247,393

		236,349,961

Telecommunication Services — 2.9%
AT&T, Inc.†	46,752	1,539,076
Atlantic Tele-Network, Inc.†(a)	26,315	1,748,105
CenturyLink, Inc.†	178,237	6,625,069
Consolidated Communications Holdings, Inc.*	24,043	559,721
Frontier Communications Corp.(a)	1,746,011	11,724,464
Intelsat SA (Luxembourg)*(a)	79,082	1,245,542
Rogers Communications, Inc., Class B (Canada)	11,687	416,408
Verizon Communications, Inc.†	174,230	7,964,053

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Windstream Holdings, Inc.(a)	1,615,773	$12,845,395

		44,667,833

Transportation — 2.8%
American Airlines Group, Inc.†	37,980	1,864,058
ArcBest Corp.†	61,664	2,297,601
CH Robinson Worldwide, Inc.(a)	19,843	1,413,218
Con-way, Inc.†	68,009	2,786,329
Delta Air Lines, Inc.†	285,164	13,491,109
Landstar System, Inc.(a)	42,020	2,692,642
Matson, Inc.†	111,300	3,867,675
Park-Ohio Holdings Corp.	1,428	76,298
Southwest Airlines Co.†	117,898	5,326,632
United Parcel Service, Inc., Class B	91,177	9,011,935

		42,827,497

TOTAL COMMON STOCKS (Cost $2,514,913,313)		2,665,881,391

EXCHANGE TRADED FUNDS — 0.6%
SPDR S&P 500 ETF Trust	49,723	9,918,247

TOTAL EXCHANGE TRADED FUNDS (Cost $9,910,790)		9,918,247

TOTAL LONG POSITIONS —172.7% (Cost $2,524,824,103)**		2,675,799,638

SHORT POSITIONS — (73.8)%
COMMON STOCKS — (73.8)%
Automobiles & Components — (0.5)%
Drew Industries, Inc.*	(7,254)	(364,731)
Federal-Mogul Holdings Corp.*	(75,902)	(1,026,954)
Superior Industries International, Inc.	(5,354)	(97,711)
Tesla Motors, Inc.*	(34,280)	(6,979,408)

		(8,468,804)

Capital Goods — (6.3)%
AAR Corp.	(3,072)	(88,044)
Alliant Techsystems, Inc.*	(42,125)	(5,489,309)
Apogee Enterprises, Inc.	(10,388)	(449,385)
Applied Industrial Technologies, Inc.	(84,445)	(3,414,111)
Armstrong World Industries, Inc.*	(135,582)	(6,874,007)
Astec Industries, Inc.	(32,755)	(1,164,768)
Astronics Corp.*	(73,673)	(4,102,849)
Babcock & Wilcox Co. (The)	(210,577)	(5,734,012)
Beacon Roofing Supply, Inc.*	(34,124)	(808,398)
Briggs & Stratton Corp.	(66,917)	(1,231,942)
CAE, Inc. (Canada)	(16,575)	(204,536)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
DigitalGlobe, Inc.*	(228,947)	$(6,156,385)
Donaldson Co., Inc.	(55,344)	(2,023,377)
EnPro Industries, Inc.*	(17,911)	(1,062,660)
Generac Holdings, Inc.*	(34,250)	(1,498,095)
General Cable Corp.	(45,012)	(514,937)
Gorman-Rupp Co. (The)	(17,114)	(487,920)
Granite Construction, Inc.	(27,369)	(932,736)
II-VI, Inc.*	(9,098)	(156,395)
Kennametal, Inc.	(37,911)	(1,191,164)
Lennox International, Inc.	(41,685)	(4,098,052)
MasTec, Inc.*	(156,678)	(2,901,677)
MSC Industrial Direct Co., Inc., Class A	(3,113)	(233,693)
Mueller Industries, Inc.	(53,084)	(1,666,307)
Nortek, Inc.*	(12,786)	(975,955)
Oshkosh Corp.	(146,924)	(6,295,693)
Ply Gem Holdings, Inc.*	(88,103)	(1,110,098)
Powell Industries, Inc.	(13,810)	(538,728)
Power Solutions International, Inc.*	(12,255)	(541,916)
Primoris Services Corp.	(127,553)	(2,395,445)
Proto Labs, Inc.*	(56,302)	(3,625,286)
Quanex Building Products Corp.	(7,598)	(143,070)
Quanta Services, Inc.*	(131,413)	(3,479,816)
Sensata Technologies Holding NV (Netherlands)*	(141,227)	(6,965,316)
SolarCity Corp.*	(78,940)	(3,837,273)
Taser International, Inc.*	(222,494)	(6,009,563)
Textainer Group Holdings Ltd. (Bermuda)	(1,553)	(50,954)
Titan International, Inc.	(173,963)	(1,555,229)
Toro Co. (The)	(19,903)	(1,291,904)
Trex Co., Inc.*	(1,042)	(44,316)
Tutor Perini Corp.*	(67,854)	(1,473,110)
USG Corp.*	(2,867)	(87,300)
WABCO Holdings, Inc.*	(53,683)	(5,109,011)
Watsco, Inc.	(534)	(58,131)

		(98,072,873)

Commercial & Professional Services — (1.7)%
Acacia Research Corp.	(40,828)	(511,167)
Advisory Board Co. (The)*	(130,450)	(6,115,496)
Clean Harbors, Inc.*	(7,055)	(333,843)
Insperity, Inc.	(101)	(4,236)
Interface, Inc.	(137,023)	(2,152,631)
Kelly Services, Inc., Class A	(51,204)	(865,348)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Knoll, Inc.	(13,732)	$(281,369)
Mistras Group, Inc.*	(11,356)	(228,256)
Paylocity Holding Corp.*	(32,085)	(755,923)
Quad/Graphics, Inc.	(12,497)	(250,440)
Stericycle, Inc.*	(14,595)	(1,916,178)
Tetra Tech, Inc.	(10,556)	(243,105)
TriNet Group, Inc.*	(35,120)	(1,164,930)
TrueBlue, Inc.*	(113,751)	(2,509,347)
US Ecology, Inc.	(106,864)	(4,430,582)
WageWorks, Inc.*	(74,600)	(4,105,984)

		(25,868,835)

Consumer Durables & Apparel — (3.8)%
Carter’s, Inc.	(50,864)	(4,144,907)
Crocs, Inc.*	(393,620)	(4,172,372)
G-III Apparel Group Ltd.*	(23,492)	(2,283,422)
Gildan Activewear, Inc. (Canada)	(98,456)	(5,746,877)
Hanesbrands, Inc.	(19,160)	(2,134,041)
Hovnanian Enterprises, Inc., Class A*	(59,855)	(205,901)
KB Home	(627,007)	(7,812,507)
Libbey, Inc.	(9,945)	(325,301)
MDC Holdings, Inc.	(279,773)	(6,994,325)
Meritage Homes Corp.*	(209,604)	(7,631,681)
Ryland Group, Inc. (The)	(62,443)	(2,507,086)
Standard Pacific Corp.*	(927,496)	(6,511,022)
Taylor Morrison Home Corp., Class A*	(106,179)	(1,886,801)
Under Armour, Inc., Class A*	(79,096)	(5,701,240)
William Lyon Homes, Class A*	(64,950)	(1,239,246)

		(59,296,729)

Consumer Services — (4.5)%
2U, Inc.*	(77,636)	(1,381,144)
Bloomin’ Brands, Inc.*	(41,466)	(1,024,832)
Bob Evans Farms, Inc.	(71,340)	(4,021,436)
Carnival Corp. (Panama)	(17,603)	(773,828)
Cheesecake Factory, Inc. (The)	(61,980)	(3,254,570)
Chipotle Mexican Grill, Inc.*	(5,643)	(4,005,627)
Fiesta Restaurant Group, Inc.*	(67,647)	(3,995,908)
Hyatt Hotels Corp., Class A*	(25,435)	(1,430,973)
International Speedway Corp., Class A	(42,554)	(1,237,896)
Krispy Kreme Doughnuts, Inc.*	(223,566)	(4,352,830)
LendingClub Corp.*	(54,515)	(1,023,247)
Life Time Fitness, Inc.*	(72,335)	(3,954,554)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Matthews International Corp., Class A	(25,988)	$(1,204,024)
Noodles & Co.*	(17,961)	(461,598)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(112,086)	(4,904,883)
Papa John’s International, Inc.	(74,728)	(4,742,239)
Penn National Gaming, Inc.*	(459,451)	(6,877,981)
Popeyes Louisiana Kitchen, Inc.*	(16,950)	(973,269)
Red Robin Gourmet Burgers, Inc.*	(59,095)	(4,579,863)
Service Corp. International	(188,245)	(4,259,984)
Sonic Corp.	(25,125)	(760,534)
Texas Roadhouse, Inc.	(45,248)	(1,519,880)
Vail Resorts, Inc.	(20,457)	(1,795,306)
Wendy’s Co. (The)	(619,552)	(6,530,078)
Zoe’s Kitchen, Inc.*	(27,187)	(841,166)

		(69,907,650)

Food & Staples Retailing — (0.9)%
Kroger Co. (The)	(31,360)	(2,165,408)
Natural Grocers by Vitamin Cottage, Inc.*	(3,379)	(104,073)
SpartanNash Co.	(65,001)	(1,674,426)
Sprouts Farmers Market, Inc.*	(86,640)	(3,154,562)
United Natural Foods, Inc.*	(68,597)	(5,301,176)
Whole Foods Market, Inc.	(32,254)	(1,680,272)

		(14,079,917)

Food, Beverage & Tobacco — (3.1)%
Boston Beer Co., Inc. (The), Class A*	(6,695)	(2,105,711)
Boulder Brands, Inc.*	(146,902)	(1,473,427)
Coca-Cola Bottling Co. Consolidated .	(9,381)	(915,023)
Constellation Brands, Inc., Class A*	(4,306)	(475,598)
Darling Ingredients, Inc.*	(322,230)	(5,471,465)
Dean Foods Co.	(365,690)	(6,626,303)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(15,255)	(513,026)
Hain Celestial Group, Inc. (The)*	(113,698)	(5,999,843)
Hershey Co. (The)	(11,627)	(1,188,396)
Post Holdings, Inc.*	(141,363)	(6,679,402)
TreeHouse Foods, Inc.*	(88,661)	(8,041,553)
Universal Corp.	(151,399)	(6,080,184)
WhiteWave Foods Co., Class A*	(64,719)	(2,133,785)

		(47,703,716)

Health Care Equipment & Services — (9.3)%
Acadia Healthcare Co., Inc.*	(13,177)	(760,972)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Accuray, Inc.*	(191,135)	$(1,408,665)
Adeptus Health, Inc., Class A*	(9,870)	(310,412)
Allscripts Healthcare Solutions, Inc.*	(510,097)	(6,075,255)
AMN Healthcare Services, Inc.*	(121,462)	(2,285,915)
Amsurg Corp.*	(121,361)	(6,696,700)
AngioDynamics, Inc.*	(5,958)	(114,662)
athenahealth, Inc.*	(36,033)	(5,034,170)
Bio-Reference Laboratories, Inc.*	(25,921)	(869,131)
Bio-Techne Corp.	(26,040)	(2,422,241)
Boston Scientific Corp.*	(90,041)	(1,333,507)
Brookdale Senior Living, Inc.*	(209,392)	(7,066,980)
Capital Senior Living Corp.*	(88,498)	(2,112,447)
Cardiovascular Systems, Inc.*	(86,112)	(2,935,558)
Cerner Corp.*	(16,736)	(1,110,434)
Community Health Systems, Inc.*	(107,339)	(5,052,447)
Cooper Cos., Inc. (The)	(45,457)	(7,166,296)
Endologix, Inc.*	(264,747)	(3,687,926)
Haemonetics Corp.*	(64,685)	(2,561,526)
Hanger, Inc.*	(83,658)	(1,805,340)
Healthways, Inc.*	(115,653)	(2,384,765)
HeartWare International, Inc.*	(68,402)	(5,713,619)
Hill-Rom Holdings, Inc.	(135,718)	(6,481,892)
HMS Holdings Corp.*	(37,152)	(735,052)
IDEXX Laboratories, Inc.*	(6,725)	(1,065,375)
Integra LifeSciences Holdings Corp.*	(552)	(30,757)
K2M Group Holdings, Inc.*	(28,322)	(535,286)
Kindred Healthcare, Inc.	(12,152)	(224,326)
LDR Holding Corp.*	(91,255)	(3,054,305)
LifePoint Hospitals, Inc.*	(85,736)	(5,593,417)
McKesson Corp.	(10,192)	(2,167,329)
Medidata Solutions, Inc.*	(149,491)	(6,426,618)
MWI Veterinary Supply, Inc.*	(30,853)	(5,851,889)
Novadaq Technologies, Inc. (Canada)*	(152,669)	(2,172,480)
NxStage Medical, Inc.*	(184,736)	(3,304,927)
Omnicell, Inc.*	(70,169)	(2,233,479)
Patterson Cos., Inc.	(557)	(27,900)
PharMerica Corp.*	(28,882)	(664,575)
Quidel Corp.*	(43,705)	(1,028,816)
ResMed, Inc.	(33,484)	(2,091,745)
Spectranetics Corp. (The)*	(125,557)	(4,106,969)
Tenet Healthcare Corp.*	(65,743)	(2,779,614)
Thoratec Corp.*	(128,441)	(4,609,747)
Tornier NV (Netherlands)*	(101,666)	(2,457,267)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Volcano Corp.*	(358,965)	$(6,450,601)
Wright Medical Group, Inc.*	(284,561)	(6,946,134)
Zeltiq Aesthetics, Inc.*	(118,845)	(3,827,998)

		(143,777,466)

Household & Personal Products — (0.1)%
Elizabeth Arden, Inc.*	(8,718)	(128,852)
WD-40 Co.	(8,708)	(714,578)

		(843,430)

Media — (1.1)%
AMC Entertainment Holdings, Inc., Class A	(29,762)	(836,907)
AMC Networks, Inc., Class A*	(27,954)	(1,864,532)
Carmike Cinemas, Inc.*	(22,710)	(628,386)
CBS Corp., Class B	(53,541)	(2,934,582)
Charter Communications, Inc., Class A*	(15,000)	(2,266,725)
Gray Television, Inc.*	(6,926)	(65,520)
MDC Partners, Inc.	(91,568)	(2,188,475)
National CineMedia, Inc.	(110,401)	(1,589,774)
Scholastic Corp.	(52,253)	(1,921,865)
World Wrestling Entertainment, Inc., Class A	(176,764)	(2,140,612)

		(16,437,378)

Pharmaceuticals, Biotechnology & Life Sciences — (11.8)%
ACADIA Pharmaceuticals, Inc.*	(36,390)	(1,107,348)
Acceleron Pharma, Inc.*	(42,074)	(1,660,661)
Achillion Pharmaceuticals, Inc.*	(296,468)	(4,402,550)
Actavis PLC (Ireland)*	(19,155)	(5,105,574)
Aegerion Pharmaceuticals, Inc.*	(14,044)	(326,102)
Aerie Pharmaceuticals, Inc.*	(43,449)	(1,214,834)
Agios Pharmaceuticals, Inc.*	(32,137)	(3,725,321)
Akorn, Inc.*	(210,024)	(8,942,822)
Albany Molecular Research, Inc.*	(90,966)	(1,485,475)
Alkermes PLC (Ireland)*	(334)	(24,132)
AMAG Pharmaceuticals, Inc.*	(66,087)	(2,920,385)
Anacor Pharmaceuticals, Inc.*	(111,753)	(4,201,913)
Arena Pharmaceuticals, Inc.*	(314,787)	(1,356,732)
ARIAD Pharmaceuticals, Inc.*	(592,333)	(3,820,548)
Array BioPharma, Inc.*	(22,325)	(159,847)
Auspex Pharmaceuticals, Inc.*	(70,868)	(4,354,839)
Auxilium Pharmaceuticals, Inc.*	(18,954)	(736,363)
Avalanche Biotechnologies, Inc.*	(15,375)	(610,080)
BioCryst Pharmaceuticals, Inc.*	(254,895)	(2,594,831)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
BioDelivery Sciences International, Inc.*	(385,504)	$(5,050,102)
Bluebird Bio, Inc.*	(18,635)	(1,731,378)
Bristol-Myers Squibb Co.	(42,746)	(2,576,301)
Catalent, Inc.*	(8,142)	(224,882)
Celldex Therapeutics, Inc.*	(276,590)	(5,924,558)
Cepheid*	(48,365)	(2,733,106)
Charles River Laboratories International, Inc.*	(1,359)	(94,247)
Chimerix, Inc.*	(36,290)	(1,455,592)
Clovis Oncology, Inc.*	(45,469)	(2,964,124)
Coherus Biosciences, Inc.*	(9,225)	(207,009)
Diplomat Pharmacy, Inc.*	(6)	(147)
Eli Lilly & Co.	(7,543)	(543,096)
Emergent Biosolutions, Inc.*	(26,059)	(730,434)
Endo International PLC (Ireland)*	(73,996)	(5,890,822)
Epizyme, Inc.*	(81,611)	(1,562,035)
Fluidigm Corp.*	(101,945)	(3,927,941)
Genomic Health, Inc.*	(63,230)	(2,041,064)
Halozyme Therapeutics, Inc.*	(71,226)	(1,017,107)
Horizon Pharma PLC (Ireland)*	(282,293)	(4,638,074)
Insmed, Inc.*	(147,300)	(2,277,258)
Insys Therapeutics, Inc.*	(2,274)	(108,652)
Intercept Pharmaceuticals, Inc.*	(286)	(57,495)
Intrexon Corp.*	(66,123)	(1,898,391)
Ironwood Pharmaceuticals, Inc.*	(90,515)	(1,410,224)
Jazz Pharmaceuticals PLC (Ireland)*	(409)	(69,260)
Karyopharm Therapeutics, Inc.*	(40,555)	(1,075,924)
KYTHERA Biopharmaceuticals, Inc.*	(57,166)	(2,126,575)
MacroGenics, Inc.*	(33,962)	(1,073,878)
Medicines Co. (The)*	(293,919)	(8,426,658)
Merrimack Pharmaceuticals, Inc.*	(10,382)	(97,902)
Momenta Pharmaceuticals, Inc.*	(161,227)	(1,736,415)
Nektar Therapeutics*	(333,067)	(4,876,101)
Neurocrine Biosciences, Inc.*	(129,916)	(4,372,973)
Novavax, Inc.*	(97,210)	(759,210)
Ophthotech Corp.*	(16,077)	(904,331)
Orexigen Therapeutics, Inc.*	(301,327)	(1,581,967)
Otonomy, Inc.*	(8,496)	(248,083)
Pacira Pharmaceuticals, Inc.*	(14,490)	(1,555,502)
Pharmacyclics, Inc.*	(695)	(117,281)
Portola Pharmaceuticals, Inc.*	(30,457)	(865,893)
Prestige Brands Holdings, Inc.*	(102,260)	(3,503,428)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
PTC Therapeutics, Inc.*	(96,412)	$(5,293,983)
Puma Biotechnology, Inc.*	(3,500)	(738,780)
Radius Health, Inc.*	(32,581)	(1,570,078)
Receptos, Inc.*	(35,079)	(3,864,653)
Relypsa, Inc.*	(130,818)	(4,595,636)
Repligen Corp.*	(99,355)	(2,413,333)
Sage Therapeutics, Inc.*	(39,999)	(1,615,560)
Salix Pharmaceuticals Ltd.*	(32,109)	(4,324,119)
Seattle Genetics, Inc.*	(92,036)	(2,867,842)
Synageva BioPharma Corp.*	(49,966)	(5,757,083)
TESARO, Inc.*	(98,703)	(3,970,822)
Tetraphase Pharmaceuticals, Inc.*	(92,048)	(3,346,865)
TG Therapeutics, Inc.*	(16,897)	(240,613)
TherapeuticsMD, Inc.*	(396,325)	(1,609,079)
Ultragenyx Pharmaceutical, Inc.*	(40,374)	(2,345,729)
Vertex Pharmaceuticals, Inc.*	(30,985)	(3,412,688)
Zafgen, Inc.*	(5,808)	(220,762)
ZS Pharma, Inc.*	(61,112)	(2,745,762)

		(182,139,164)

Retailing — (5.9)%
Advance Auto Parts, Inc.	(45,536)	(7,240,224)
Amazon.com, Inc.*	(1,883)	(667,580)
Ascena Retail Group, Inc.*	(520,593)	(6,018,055)
CarMax, Inc.*	(62,119)	(3,857,590)
Dave & Buster’s Entertainment, Inc.*	(64,077)	(1,841,573)
Family Dollar Stores, Inc.	(18,934)	(1,440,877)
Groupon, Inc.*	(870,354)	(6,231,734)
Habit Restaurants, Inc. (The), Class A*	(55,351)	(1,826,583)
JC Penney Co., Inc.*	(16,420)	(119,373)
Lithia Motors, Inc., Class A	(23,780)	(2,014,166)
Lumber Liquidators Holdings, Inc.*	(122,050)	(7,707,458)
Mattress Firm Holding Corp.*	(90,388)	(5,208,157)
Men’s Wearhouse, Inc. (The)	(168,280)	(7,819,972)
Monro Muffler Brake, Inc.	(66,036)	(3,773,297)
Netflix, Inc.*	(10,536)	(4,654,805)
Office Depot, Inc.*	(551,738)	(4,193,209)
Orbitz Worldwide, Inc.*	(132,082)	(1,219,117)
Performance Sports Group Ltd. (Canada)*	(29,396)	(543,826)
Pier 1 Imports, Inc.	(426,480)	(7,169,129)
Restaurant Brands International, Inc. (Canada)*	(9,796)	(378,909)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Restoration Hardware Holdings, Inc.*	(19,552)	$(1,711,387)
RetailMeNot, Inc.*	(27,502)	(427,106)
Select Comfort Corp.*	(82,311)	(2,456,160)
Shutterfly, Inc.*	(158,909)	(6,971,338)
Signet Jewelers Ltd. (Bermuda)	(19,969)	(2,418,446)
Tuesday Morning Corp.*	(23,786)	(421,012)
Urban Outfitters, Inc.*	(16,319)	(568,880)
Wayfair, Inc.*	(139,807)	(2,734,625)

		(91,634,588)

Semiconductors & Semiconductor Equipment — (3.6)%
Cavium, Inc.*	(16,742)	(984,597)
Cirrus Logic, Inc.*	(177,272)	(4,697,708)
Cree, Inc.*	(239,764)	(8,478,055)
Entegris, Inc.*	(261,915)	(3,404,895)
First Solar, Inc.*	(198,680)	(8,408,138)
Freescale Semiconductor Ltd. (Bermuda)*	(63,645)	(2,042,368)
M/A-COM Technology Solutions
Holdings, Inc.*	(4,968)	(161,510)
Micrel, Inc.	(11,892)	(167,320)
Microsemi Corp.*	(54,695)	(1,523,803)
On Semiconductor Corp.*	(371,079)	(3,714,501)
PMC-Sierra, Inc.*	(106,248)	(939,232)
Power Integrations, Inc	(23,057)	(1,189,280)
Spansion, Inc., Class A*	(185,070)	(6,562,582)
SunEdison, Inc.*	(277,526)	(5,198,062)
Synaptics, Inc.*	(31,036)	(2,383,875)
Ultratech, Inc.*	(92,696)	(1,477,574)
Veeco Instruments, Inc.*	(175,416)	(5,116,885)

		(56,450,385)

Software & Services — (11.8)%
AOL, Inc.*	(64,833)	(2,804,027)
Autodesk, Inc.*	(112,720)	(6,087,444)
Bankrate, Inc.*	(87,596)	(1,093,198)
Barracuda Networks, Inc.*	(42,227)	(1,429,806)
Benefitfocus, Inc.*	(31,070)	(751,583)
Blackhawk Network Holdings, Inc., Class B*	(64,700)	(2,142,217)
Bottomline Technologies de, Inc.*	(88,744)	(2,198,189)
BroadSoft, Inc.*	(119,260)	(3,206,901)
Callidus Software, Inc.*	(148,987)	(2,227,356)
Castlight Health, Inc., Class B*	(161,985)	(1,438,427)
Cimpress NV (Netherlands)*	(17,836)	(1,436,690)
CommVault Systems, Inc.*	(159,890)	(6,968,006)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
comScore, Inc.*	(51,655)	$(2,146,782)
Convergys Corp.	(233,424)	(4,472,404)
CoreLogic, Inc.*	(35,190)	(1,168,308)
Cornerstone OnDemand, Inc.*	(212,476)	(7,001,084)
CoStar Group, Inc.*	(23,162)	(4,273,621)
Cvent, Inc.*	(27,948)	(698,141)
Dealertrack Technologies, Inc.*	(85,634)	(3,442,487)
Demandware, Inc.*	(43,920)	(2,352,355)
Digital River, Inc.*	(195,737)	(4,997,166)
Ellie Mae, Inc.*	(113,002)	(4,999,208)
Envestnet, Inc.*	(13,342)	(686,713)
Facebook, Inc., Class A*	(10,291)	(781,190)
Fidelity National Information Services, Inc.	(6,371)	(397,742)
FireEye, Inc.*	(237,777)	(8,039,240)
Fortinet, Inc.*	(207,550)	(6,204,707)
Global Eagle Entertainment, Inc.*	(100,173)	(1,542,163)
GrubHub, Inc.*	(10,865)	(374,082)
Heartland Payment Systems, Inc.	(53,250)	(2,650,253)
Hortonworks, Inc.*	(22,235)	(471,160)
HubSpot, Inc.*	(64,965)	(2,186,072)
Infoblox, Inc.*	(17,824)	(332,774)
Interactive Intelligence Group, Inc.*	(33,311)	(1,351,094)
LinkedIn Corp., Class A*	(6,714)	(1,508,904)
LivePerson, Inc.*	(109,785)	(1,174,700)
LogMeIn, Inc.*	(24,959)	(1,186,800)
Manhattan Associates, Inc.*	(70,336)	(3,139,799)
Marketo, Inc.*	(159,598)	(5,494,959)
Mentor Graphics Corp.	(7,787)	(179,179)
MicroStrategy, Inc.*	(22,450)	(3,627,920)
MobileIron, Inc.*	(390)	(3,420)
NetSuite, Inc.*	(28,753)	(2,830,158)
New Relic, Inc.*	(45,598)	(1,416,274)
Nuance Communications, Inc.*	(210,124)	(2,888,154)
Pandora Media, Inc.*	(349,255)	(5,797,633)
Paycom Software, Inc.*	(822)	(21,512)
Pegasystems, Inc.	(28,677)	(561,209)
Proofpoint, Inc.*	(92,817)	(4,640,850)
PROS Holdings, Inc.*	(54,515)	(1,324,169)
Qlik Technologies, Inc.*	(26,846)	(762,426)
Qualys, Inc.*	(4,644)	(176,565)
RealPage, Inc.*	(149,584)	(2,694,008)
salesforce.com inc.*	(40,241)	(2,271,604)
Sapient Corp.*	(43,807)	(1,089,042)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Sonus Networks, Inc.*	(184,807)	$(3,526,114)
Splunk, Inc.*	(96,623)	(4,990,578)
SPS Commerce, Inc.*	(4,835)	(286,716)
Synopsys, Inc.*	(77,278)	(3,322,181)
Tableau Software, Inc.*	(22,923)	(1,851,261)
TeleTech Holdings, Inc.*	(40,255)	(888,025)
Total System Services, Inc.	(144)	(5,093)
Trulia, Inc.*	(15,853)	(676,606)
Twitter, Inc.*	(172,894)	(6,488,712)
Vantiv, Inc., Class A*	(129,893)	(4,467,020)
Varonis Systems, Inc.*	(32,555)	(1,073,338)
Verint Systems, Inc.*	(122,192)	(6,522,609)
Workday, Inc.*	(23,295)	(1,851,021)
Xoom Corp.*	(8,836)	(130,331)
Yelp, Inc.*	(67,111)	(3,521,314)
Zendesk, Inc.*	(49,971)	(1,208,798)
Zillow, Inc., Class A*	(4,586)	(444,475)
Zynga, Inc. Class A*	(2,825,988)	(7,234,529)

		(183,630,596)

Technology Hardware & Equipment — (3.9)%
ADTRAN, Inc.	(81,739)	(1,807,249)
Belden, Inc.	(717)	(59,468)
Benchmark Electronics, Inc.*	(101,180)	(2,451,591)
BlackBerry Ltd. (Canada)*	(66,948)	(679,522)
CalAmp Corp.*	(66,030)	(1,182,597)
Ciena Corp.*	(283,834)	(5,256,605)
Cognex Corp.*	(596)	(21,903)
Dolby Laboratories, Inc., Class A	(4,812)	(186,706)
Electronics For Imaging, Inc.*	(99,790)	(3,856,884)
FARO Technologies, Inc.*	(56,499)	(3,127,220)
Finisar Corp.*	(388,614)	(7,049,458)
Ixia*	(195,829)	(1,985,706)
Jabil Circuit, Inc.	(14,128)	(291,178)
JDS Uniphase Corp.*	(63,328)	(769,435)
Nimble Storage, Inc.*	(228,436)	(5,123,819)
Plexus Corp.*	(78,106)	(2,959,436)
QLogic Corp.*	(22,797)	(304,568)
Riverbed Technology, Inc.*	(41,248)	(848,884)
ScanSource, Inc.*	(59,757)	(2,060,421)
Stratasys Ltd. (Israel)*	(27,596)	(2,193,606)
Super Micro Computer, Inc.*	(21,675)	(792,655)
SYNNEX Corp.	(94,107)	(6,981,798)
Tech Data Corp.*	(17,864)	(1,020,034)
Universal Display Corp.*	(99,197)	(3,160,416)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
ViaSat, Inc.*	(22,385)	$(1,258,485)
Zayo Group Holdings, Inc.*	(169,670)	(4,708,343)

		(60,137,987)

Telecommunication Services — (1.8)%
8x8, Inc.*	(336,800)	(2,596,728)
Cogent Communications Holdings, Inc.	(124,419)	(4,610,968)
Equinix, Inc.	(13,374)	(2,900,301)
Iridium Communications, Inc.*	(66,330)	(564,468)
Level 3 Communications, Inc.*	—	(5)
RingCentral, Inc., Class A*	(210,692)	(2,844,342)
SBA Communications Corp.*	(9,129)	(1,065,354)
Sprint Corp.*	(1,256,214)	(5,401,720)
T-Mobile US, Inc.*	(211,284)	(6,376,551)
United States Cellular Corp.*	(41,130)	(1,430,913)

		(27,791,350)

Transportation — (3.7)%
Allegiant Travel Co.	(40,160)	(7,279,803)
Atlas Air Worldwide Holdings, Inc.*	(76,047)	(3,437,324)
Genesee & Wyoming, Inc., Class A*	(150)	(12,368)
Hawaiian Holdings, Inc.*	(166,192)	(3,230,772)
Heartland Express, Inc.	(164,029)	(4,213,905)
Hub Group, Inc., Class A*	(126,905)	(4,238,627)
JB Hunt Transport Services, Inc.	(9,474)	(754,225)
JetBlue Airways Corp.*	(443,516)	(7,446,633)
Knight Transportation, Inc.	(111,947)	(3,189,370)
Marten Transport Ltd.	(80,537)	(1,646,982)
Republic Airways Holdings, Inc.*	(51,012)	(701,925)
Roadrunner Transportation Systems, Inc.*	(120,569)	(2,449,962)
Ryder System, Inc.	(42,109)	(3,486,204)
Saia, Inc.*	(3,340)	(140,647)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Spirit Airlines, Inc.*	(12,185)	$(903,396)
Universal Truckload Services, Inc.	(12,310)	(290,024)
UTi Worldwide, Inc. (British Virgin Islands)*	(425,624)	(5,052,157)
Wesco Aircraft Holdings, Inc.*	(129,844)	(1,693,166)
XPO Logistics, Inc.*	(182,752)	(6,723,446)

		(56,890,936)

TOTAL COMMON STOCK (Proceeds $1,119,791,108)		(1,143,131,804)

TOTAL SECURITES SOLD SHORT - (73.8)% (Proceeds $1,119,791,108)		(1,143,131,804)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		16,866,273

NET ASSETS - 100.0%		$1,549,534,107

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$2,524,824,103

Gross unrealized appreciation	$247,364,485
Gross unrealized depreciation	(96,388,950)

Net unrealized appreciation	$150,975,535

(a)	All or portion of the security is on loan. At January 31, 2015, the market value of securities on loan was $465,618,052.

ADR American Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 119.5%
COMMON STOCKS — 119.5%
Automobiles & Components — 5.0%
Allison Transmission Holdings, Inc.†	127,159	$3,982,620
American Axle & Manufacturing Holdings, Inc.*†	292,427	7,120,597
Cooper Tire & Rubber Co.†	16,706	581,202
Cooper-Standard Holding, Inc.*	4,749	248,135
Dana Holding Corp.†	222,141	4,636,083
Delphi Automotive PLC (Jersey)†	63,017	4,331,158
Gentex Corp.†	111,028	1,853,057
Goodyear Tire & Rubber Co. (The)†(a)	58,211	1,411,035
Harley-Davidson, Inc.†	31,813	1,962,862
Johnson Controls, Inc.†	118,037	5,485,179
Magna International, Inc. (Canada)†	71,693	6,883,962
Standard Motor Products, Inc.†	7,095	258,684
Tenneco, Inc.*†	92,041	4,732,748
Thor Industries, Inc.†	42,528	2,396,453
Tower International, Inc.*†	19,215	454,819
TRW Automotive Holdings Corp.*†	31,951	3,296,385

		49,634,979

Capital Goods — 22.2%
3M Co.	1,487	241,340
AAON, Inc.†	6,943	151,427
Actuant Corp., Class A†(a)	107,461	2,483,424
AECOM Technology Corp.*†(a)	238,243	6,056,137
Aegion Corp.*†	62,532	957,990
Aerovironment, Inc.*†	7,044	180,256
AZZ, Inc.†(a)	33,913	1,430,789
B/E Aerospace, Inc.*	3,265	190,447
Blount International, Inc.*†	106,916	1,657,198
Caterpillar, Inc.†	95,425	7,631,137
Chart Industries, Inc.*†(a)	62,391	1,778,143
Chicago Bridge & Iron Co. NV (Netherlands)†(a)	133,556	4,609,018
CIRCOR International, Inc.†	41,203	2,035,016
Continental Building Products, Inc.*	4,679	78,327
Crane Co.†	89,667	5,465,204
Cubic Corp.†(a)	34,840	1,821,784
Curtiss-Wright Corp.†	32,842	2,184,978
Dover Corp.†	74,947	5,249,288
Eaton Corp. PLC (Ireland)†	45,197	2,851,479
EMCOR Group, Inc.†	71,743	2,895,547
Emerson Electric Co.†	75,716	4,311,269
Encore Wire Corp.†	18,669	571,831

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Engility Holdings, Inc.†	19,372	$772,943
ESCO Technologies, Inc.†	6,733	242,523
Esterline Technologies Corp.*(a)	11,864	1,329,836
Federal Signal Corp.†	85,751	1,309,418
Flowserve Corp.†	64,663	3,523,487
Fluor Corp.†	112,737	6,041,576
General Dynamics Corp.†	54,586	7,271,401
GrafTech International Ltd.*†	58,350	211,811
Harsco Corp.†	61,966	914,618
Huntington Ingalls Industries, Inc.†	58,642	6,837,657
Hyster-Yale Materials Handling, Inc.†(a)	17,315	1,084,785
IDEX Corp.†(a)	30,951	2,239,305
Illinois Tool Works, Inc.†	20,536	1,911,696
ITT Corp.†	116,028	4,154,963
Jacobs Engineering Group, Inc.*†	163,092	6,213,805
KBR, Inc.†	317,949	5,255,697
Keysight Technologies, Inc.*†	116,908	3,903,541
L-3 Communications Holdings, Inc.†	18,273	2,249,772
Lincoln Electric Holdings, Inc.†	99,633	6,766,077
Lindsay Corp.(a)	35,474	3,065,663
Lockheed Martin Corp.†	7,335	1,381,694
Meritor, Inc.*†	384,091	4,916,365
Moog, Inc., Class A*†	58,994	4,147,278
MSA Safety, Inc.(a)	17,670	771,472
Mueller Water Products, Inc., Class A†	312,546	3,197,346
Nordson Corp.†	14,636	1,066,379
Orbital Sciences Corp.*†(a)	140,220	3,938,780
PACCAR, Inc.†	60,208	3,619,103
Parker-Hannifin Corp.†(a)	33,358	3,884,873
Pentair PLC (Ireland)†	109,695	6,780,248
Polypore International, Inc.*†	30,436	1,361,098
Precision Castparts Corp.†	25,137	5,029,914
Raytheon Co.	16,101	1,610,905
RBC Bearings, Inc.†(a)	11,787	684,117
Rexnord Corp.*†	31,212	772,497
Rockwell Automation, Inc.†	41,315	4,500,030
Rockwell Collins, Inc.†	26,311	2,252,748
Roper Industries, Inc.†	7,762	1,197,987
Spirit AeroSystems Holdings, Inc., Class A*†	75,074	3,381,333
SPX Corp.†(a)	92,944	7,767,330
Standex International Corp.†	2,569	180,061

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Stanley Black & Decker, Inc.†	84,760	$7,937,774
Sun Hydraulics Corp.(a)	16,147	585,167
Teledyne Technologies, Inc.*†	54,799	5,208,097
Thermon Group Holdings, Inc.*†	28,913	591,271
Timken Co. (The)†	55,424	2,106,666
TriMas Corp.*†	73,461	1,982,712
Triumph Group, Inc.	4,398	250,950
Tyco International PLC (Ireland)†	78,929	3,221,092
Universal Forest Products, Inc.	3,881	194,283
Valmont Industries, Inc.†(a)	22,362	2,686,123
Veritiv Corp.*(a)	7,929	403,348
Watts Water Technologies, Inc., Class A†	59,728	3,501,853
WESCO International, Inc.*†(a)	55,265	3,689,491
Woodward, Inc.	13,031	581,313
WW Grainger, Inc.	8,979	2,117,608
Xylem, Inc.†	107,677	3,671,786

		221,303,695

Commercial & Professional Services — 5.2%
ACCO Brands Corp.*†	344,439	2,727,957
Cintas Corp.†	51,699	4,068,711
Copart, Inc.*†	32,199	1,178,483
Corporate Executive Board Co. (The)(a)	11,109	761,189
Deluxe Corp.†	55	3,571
Dun & Bradstreet Corp. (The)†	10,777	1,240,540
Exponent, Inc.†	3,769	302,048
Huron Consulting Group, Inc.*†	26,809	2,016,573
IHS, Inc., Class A*†(a)	28,399	3,269,577
Korn/Ferry International*†	84,622	2,411,727
Manpowergroup, Inc.†	111,935	8,157,823
Multi-Color Corp.†	19,905	1,158,869
Pitney Bowes, Inc.†	289,951	6,953,025
Progressive Waste Solutions Ltd. (Canada)†	72,048	2,054,809
ServiceMaster Global Holdings, Inc.*†	28,606	808,406
Stantec, Inc. (Canada)	7,804	191,666
Steelcase, Inc., Class A†	15,526	262,079
Team, Inc.*†.	9,800	373,772
Towers Watson & Co., Class A†	44,325	5,252,512
UniFirst Corp.†	13,177	1,530,245
Waste Connections, Inc.†	139,371	6,023,615
Waste Management, Inc.†	12,619	648,995

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
West Corp.†	29,411	$961,740

		52,357,932

Consumer Durables & Apparel — 4.5%
Coach, Inc.	23,268	865,337
Columbia Sportswear Co.(a)	32,693	1,389,453
Deckers Outdoor Corp.*†(a)	51,606	3,408,576
Ethan Allen Interiors, Inc.†	22,827	621,351
Fossil Group, Inc.*†	94,144	9,207,283
Garmin Ltd. (Switzerland)†	126,752	6,636,735
G-III Apparel Group Ltd.*†	161	15,649
Iconix Brand Group, Inc.*(a)	57,145	1,899,500
Mattel, Inc.†	166,031	4,466,234
Polaris Industries, Inc.†	5,315	768,496
PVH Corp.†	44,353	4,890,362
Ralph Lauren Corp.(a)	1,486	247,999
Steven Madden, Ltd.*†	40,131	1,378,099
Tupperware Brands Corp.†	53,055	3,587,048
Universal Electronics, Inc.*†	31,789	2,026,231
Vera Bradley, Inc.*(a)	109,946	2,096,670
Wolverine World Wide, Inc.(a)	58,875	1,657,331

		45,162,354

Consumer Services — 3.4%
American Public Education, Inc.*†	15,349	515,266
Boyd Gaming Corp.*(a)	174,876	2,283,881
Capella Education Co.†	14,298	972,121
DeVry Education Group, Inc.†(a)	68,727	2,914,712
DineEquity, Inc.†	19,539	2,085,788
Graham Holdings Co., Class B†	43	40,219
Hillenbrand, Inc.†	68,864	2,163,018
Interval Leisure Group, Inc.†(a)	68,367	1,577,910
Jack in the Box, Inc.†	31,971	2,710,821
Las Vegas Sands Corp.†(a)	135,301	7,356,315
McDonald’s Corp.†	36,430	3,367,589
Speedway Motorsports, Inc.†(a)	17,336	386,419
Starwood Hotels & Resorts Worldwide, Inc.†	30,403	2,188,104
Strayer Education, Inc.*(a)	6,436	431,212
Weight Watchers International, Inc.*(a)	156,271	2,587,848
Wyndham Worldwide Corp.†	33,502	2,807,133

		34,388,356

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 0.0%
Amec Foster Wheeler PLC,
Sponsored ADR (United Kingdom)	19,765	$235,006

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.†	1,604	229,356
Fresh Market, Inc. (The)*(a)	4,614	175,839
Ingles Markets, Inc., Class A†	17,719	755,715
Pantry, Inc. (The)*†	71,607	2,642,298
Rite Aid Corp.*†	673,495	4,700,995
SUPERVALU, Inc.*†	613,868	5,979,074
Sysco Corp.†(a)	6,563	257,073
Wal-Mart Stores, Inc.†(a)	59,250	5,035,065

		19,775,415

Food, Beverage & Tobacco — 8.8%
Altria Group, Inc.†	556	29,524
Archer-Daniels-Midland Co.†	215,716	10,058,837
Bunge, Ltd. (Bermuda)†	117,736	10,540,904
Campbell Soup Co.†	10,410	476,153
ConAgra Foods, Inc.†(a)	85,226	3,019,557
Dr Pepper Snapple Group, Inc.†	46,996	3,631,381
Flowers Foods, Inc.†	187,244	3,662,493
Hormel Foods Corp.†	20,848	1,067,834
Ingredion, Inc.†	7,027	566,657
Kellogg Co.†	35,072	2,300,022
Keurig Green Mountain, Inc.†	2,869	351,625
Lancaster Colony Corp.†	11,290	1,015,310
Lorillard, Inc.†	70,762	4,642,695
Mead Johnson Nutrition Co.	3,514	346,094
Mondelez International, Inc., Class A†	227,785	8,027,143
Monster Beverage Corp.*†	13,729	1,605,607
National Beverage Corp.*†	7,609	165,420
PepsiCo, Inc.†	5,564	521,792
Philip Morris International, Inc.†	122,855	9,857,885
Pilgrim’s Pride Corp.(a)	276,185	7,498,423
Pinnacle Foods, Inc.†	90,219	3,245,177
Sanderson Farms, Inc.(a)	124,362	9,943,986
SunOpta, Inc. (Canada)*	5,877	61,474
Tyson Foods, Inc., Class A†	31,090	1,213,754
Vector Group, Ltd.†(a)	190,111	4,254,684

		88,104,431

Health Care Equipment & Services — 5.3%
Abiomed, Inc.*(a)	4,771	246,852
Alere, Inc.*†	12,052	490,396

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Anika Therapeutics, Inc.*†	46,582	$1,825,083
Cardinal Health, Inc.†	21,203	1,763,878
CareFusion Corp.*†	19,337	1,146,684
Chemed Corp.†(a)	5,566	562,945
Computer Programs & Systems, Inc.†	8,000	394,080
CR Bard, Inc.	3,885	664,452
Cyberonics, Inc.*†	38,237	2,124,830
DaVita HealthCare Partners, Inc.*†	40,187	3,016,436
DENTSPLY International, Inc.†(a)	168,216	8,415,005
Edwards Lifesciences Corp.*†	22,362	2,803,077
Globus Medical, Inc., Class A*†	47,536	1,120,899
Greatbatch, Inc.*†(a)	38,056	1,847,999
Halyard Health, Inc.*	1	33
ICU Medical, Inc.*†	15,193	1,269,831
MEDNAX, Inc.*†(a)	5,029	341,419
Medtronic PLC (Ireland)†	48,674	3,475,324
Meridian Bioscience, Inc.(a)	645	11,159
Natus Medical, Inc.*†	57,347	2,156,247
Quality Systems, Inc.†(a)	103,840	1,691,554
Select Medical Holdings Corp.†(a)	232,694	3,146,023
St Jude Medical, Inc.†	44,756	2,948,078
Teleflex, Inc.†(a)	61,799	6,770,698
Universal Health Services, Inc., Class B†	18,402	1,886,757
Varian Medical Systems, Inc.*†	27,266	2,523,741
Veeva Systems, Inc. Class A*(a)	7,236	208,107
West Pharmaceutical Services, Inc.(a) .	429	21,154

		52,872,741

Household & Personal Products — 3.1%
Avon Products, Inc.†	1,087,638	8,418,318
Clorox Co. (The)†	38,549	4,113,564
Coty, Inc., Class A(a)	9,545	181,546
Energizer Holdings, Inc.†	41,090	5,259,931
Estee Lauder Cos., Inc. (The), Class A	235	16,589
Procter & Gamble Co. (The)†	64,282	5,418,330
Spectrum Brands Holdings, Inc.†(a)	84,313	7,561,190

		30,969,468

Media — 4.0%
Clear Channel Outdoor Holdings, Inc., Class A†	4,273	38,671
Comcast Corp., Class A	31,095	1,652,544
Crown Media Holdings, Inc., Class A*†	899	2,877

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
DIRECTV*†	84,421	$7,199,423
Discovery Communications, Inc., Class A*†(a)	184,194	5,338,863
Loral Space & Communications, Inc.*†	14,827	1,066,210
Morningstar, Inc.†	4,601	306,381
New York Times Co. (The), Class A(a)	137,217	1,727,562
Nexstar Broadcasting Group, Inc., Class A†(a)	68,306	3,408,128
Omnicom Group, Inc.†	63,071	4,591,569
Scripps Networks Interactive, Inc., Class A†(a)	35,861	2,549,358
Starz, Class A*†	3,329	98,272
Time Warner Cable, Inc.	963	131,093
Time Warner, Inc.†	7,864	612,841
Time, Inc.†(a)	122,791	3,074,687
Twenty-First Century Fox, Inc., Class A	14,946	495,609
Viacom, Inc., Class B†	110,678	7,129,877

		39,423,965

Pharmaceuticals, Biotechnology & Life Sciences — 8.2%
AbbVie, Inc.†	73,059	4,409,111
Alexion Pharmaceuticals, Inc.*†	3,733	684,035
Amgen, Inc.†	19,409	2,955,214
Bio-Rad Laboratories, Inc., Class A†	33,536	3,838,866
Bruker Corp.*†(a)	150,898	2,845,936
Covance, Inc.*†	37,817	4,016,544
Depomed, Inc.*†	98,779	1,804,692
FibroGen, Inc.*(a)	25,773	761,077
Gilead Sciences, Inc.*†	110,962	11,632,146
Johnson & Johnson†	103,720	10,386,521
Lannett Co., Inc.*†(a)	125,741	5,963,896
Luminex Corp.†	12,648	223,237
Mallinckrodt PLC (Ireland)*†	4,089	433,393
Merck & Co, Inc.	12,216	736,380
Mylan, Inc.*†	26,745	1,421,497
PAREXEL International Corp.*†(a)	162,918	9,931,481
PerkinElmer, Inc.†	48,656	2,224,066
Pfizer, Inc.†	272,065	8,502,031
Phibro Animal Health Corp., Class A	4,597	125,636
Quintiles Transnational Holdings, Inc.*†	63,164	3,821,422
United Therapeutics Corp.*†(a)	31,414	4,433,458

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Waters Corp.*†	9,262	$1,102,641

		82,253,280

Retailing — 13.8%
Abercrombie & Fitch Co., Class A(a)	384,717	9,817,978
AutoNation, Inc.*†	55,258	3,294,482
Barnes & Noble, Inc.*†(a)	123,498	2,900,968
Best Buy Co., Inc.†	145,942	5,137,158
Big Lots, Inc.†(a)	155,765	7,151,171
Brown Shoe Co., Inc.†(a)	69,472	1,972,310
Buckle, Inc. (The)(a)	76,108	3,865,525
Burlington Stores, Inc.*†	26,268	1,310,509
Cato Corp. (The), Class A†	37,300	1,581,520
Children’s Place, Inc. (The)†(a)	62,278	3,733,566
Core-Mark Holding Co., Inc.†	15,132	1,009,002
Dillard’s, Inc., Class A†	30,135	3,423,336
Dollar General Corp.*†	71,570	4,799,484
Dollar Tree, Inc.*†	37,631	2,675,564
DSW, Inc., Class A†	55,407	1,970,273
Finish Line, Inc. (The), Class A†(a)	36,895	870,722
Foot Locker, Inc.†(a)	128,887	6,859,366
GameStop Corp., Class A(a)	41,777	1,472,639
Gap, Inc. (The)†	2,216	91,277
Genuine Parts Co.†	9,299	864,249
GNC Holdings, Inc., Class A†	15,982	708,642
Group 1 Automotive, Inc.†(a)	14,321	1,151,265
Guess?, Inc.†	15,266	286,695
Hibbett Sports, Inc.*(a)	90,164	4,241,315
Home Depot, Inc. (The)†	393	41,037
Joy Global, Inc.(a)	89,626	3,758,914
Kohl’s Corp.†	91,441	5,460,857
L Brands, Inc.†	5,325	450,655
Lands’ End, Inc.*(a)	108,196	3,753,319
Liberty Interactive Corp., Class A*†	226,801	6,205,275
Lowe’s Cos., Inc.†	75,024	5,083,626
Macy’s, Inc.†	68,928	4,403,121
Michaels Cos., Inc. (The)*†(a)	79,412	2,048,830
Murphy USA, Inc.*†	43,240	3,018,584
Outerwall, Inc.*†(a)	109,323	6,786,772
PetSmart, Inc.†	36,269	2,963,359
Ross Stores, Inc.†	43,115	3,954,077
Sally Beauty Holdings, Inc.†	246,706	7,667,622
Target Corp.†	68,353	5,031,464
Tiffany & Co.†	11,586	1,003,811

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
TJX Cos., Inc. (The)†	50,114	$3,304,517
Zumiez, Inc.*†	44,896	1,674,172

		137,799,028

Semiconductors & Semiconductor Equipment — 6.1%
Advanced Energy Industries, Inc.*†	114,762	2,754,288
Altera Corp.†(a)	187,826	6,184,171
Applied Materials, Inc.†	166,059	3,792,788
Cabot Microelectronics Corp.*	10,562	521,868
Diodes, Inc.*†	21,690	573,267
Fairchild Semiconductor International, Inc.*†(a)	272,555	4,183,719
Integrated Device Technology, Inc.*†	118,242	2,162,646
Intel Corp.†	189,039	6,245,849
Intersil Corp., Class A†	55,633	796,108
Marvell Technology Group Ltd. (Bermuda)†	56,711	878,453
Micron Technology, Inc.*†	161,397	4,723,283
MKS Instruments, Inc.†	79,432	2,780,914
OmniVision Technologies, Inc.*†	185,653	5,020,057
Rambus, Inc.*†	37,183	418,309
Semtech Corp.*†	39,775	1,012,672
Silicon Laboratories, Inc.*†	4,639	203,003
Skyworks Solutions, Inc.†	11,155	926,423
Tessera Technologies, Inc.†	119,826	4,443,148
Texas Instruments, Inc.†	126,134	6,741,862
Xilinx, Inc.†(a)	161,704	6,237,732

		60,600,560

Software & Services — 12.1%
Accenture PLC, Class A (Ireland)†	25,054	2,105,288
Alliance Data Systems Corp.*†	4,085	1,179,871
Amdocs, Ltd. (Channel Islands)†	78,794	3,796,295
Aspen Technology, Inc.*†	102,789	3,633,077
AVG Technologies NV (Netherlands)*†	70,514	1,394,767
Booz Allen Hamilton Holding Corp.†	91,878	2,674,569
Broadridge Financial Solutions, Inc.†	68,656	3,294,801
CA, Inc.†	36,841	1,116,282
CACI International, Inc., Class A*†	44,444	3,759,518
Cardtronics, Inc.*(a)	6,454	216,919
CGI Group, Inc., Class A (Canada)*	57,860	2,291,256
Computer Sciences Corp.†	111,506	6,766,184
DST Systems, Inc.†	55,876	5,403,209
Electronic Arts, Inc.*	107,499	5,897,395
Euronet Worldwide, Inc.*	10,871	493,435

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fair Isaac Corp.†	3,921	$279,763
Guidewire Software, Inc.*†	9,029	452,353
IAC/InterActiveCorp.†	28,271	1,723,117
International Business Machines Corp.†	19,657	3,013,615
Leidos Holdings, Inc.†	146,070	6,047,298
ManTech International Corp., Class A†	31,596	1,027,818
MasterCard, Inc., Class A†	23,255	1,907,608
MAXIMUS, Inc.†	32,775	1,826,223
Microsoft Corp.†	94,580	3,821,032
NetScout Systems, Inc.*†(a)	85,048	3,053,223
NeuStar, Inc., Class A*†	137,808	3,622,972
NIC, Inc.†	73,565	1,207,937
Progress Software Corp.*†	105,668	2,646,983
Rovi Corp.*†	40,886	944,875
Science Applications International Corp.†	85,756	4,183,178
Stamps.com, Inc.*†	2,920	133,064
Sykes Enterprises, Inc.*†	5,515	124,198
Symantec Corp.†	15,136	374,919
Synchronoss Technologies, Inc.*†	32,599	1,384,480
Take-Two Interactive Software, Inc.*†(a)	272,734	8,105,654
Teradata Corp.*†(a)	146,369	6,522,203
TiVo, Inc.*†(a)	337,342	3,528,597
VeriSign, Inc.*†(a)	129,552	7,057,993
Virtusa Corp.*†	865	32,403
Western Union Co. (The)(a)	375,533	6,384,061
WEX Inc.*†	44,265	4,074,593
Xerox Corp.†	225,950	2,975,761

		120,478,787

Technology Hardware & Equipment — 11.4%
Apple, Inc.†	44,813	5,250,291
ARRIS Group, Inc.*†	264,771	6,942,296
Arrow Electronics, Inc.*†	91,258	5,022,840
Avnet, Inc.†(a)	48,366	2,012,993
AVX Corp.†	54,690	707,142
Brocade Communications Systems, Inc.†	657,208	7,308,153
CDW Corp.†	108,003	3,700,183
Celestica, Inc. (Canada)*	25,081	280,656
Cisco Systems, Inc.†	24,599	648,553
Coherent, Inc.*	2,301	142,386

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
CommScope Holding Co., Inc.*†	170,374	$4,788,361
Corning, Inc.†	199,456	4,741,069
EchoStar Corp., Class A*†	20,951	1,093,014
F5 Networks, Inc.*†	17,739	1,980,027
FLIR Systems, Inc.†	211,991	6,402,128
Harris Corp.†	48,443	3,251,979
Hewlett-Packard Co.†	140,228	5,066,438
Insight Enterprises, Inc.*†	19,760	467,719
InterDigital, Inc.†(a)	37,108	1,854,658
Itron, Inc.*†(a)	62,787	2,336,304
Lexmark International, Inc., Class A†(a)	19,355	772,458
Methode Electronics, Inc.†	72,123	2,608,689
Motorola Solutions, Inc.†	5,617	350,557
National Instruments Corp.†	49,371	1,485,080
NCR Corp.*†	299,129	7,597,877
NetApp, Inc.†(a)	154,365	5,834,997
NETGEAR, Inc.*†	8,416	284,208
OSI Systems, Inc.*†	39,255	2,747,065
Plantronics, Inc.†	27,297	1,251,022
Polycom, Inc.*†(a)	358,385	4,766,521
QUALCOMM, Inc.†	73,403	4,584,751
Rofin-Sinar Technologies, Inc.*†	24,467	658,652
Rogers Corp.*†	28,208	2,083,443
SanDisk Corp.†	42,787	3,247,961
Sanmina Corp.*†	116,163	2,460,332
Vishay Intertechnology, Inc.†(a)	204,049	2,779,147
Western Digital Corp.†	56,799	5,522,567
Zebra Technologies Corp., Class A*†	8,133	678,780

		113,711,297

Telecommunication Services — 2.3%
AT&T, Inc.†(a)	72,098	2,373,466
Atlantic Tele-Network, Inc.†	15,836	1,051,985
CenturyLink, Inc.†(a)	116,228	4,320,195
Consolidated Communications
Holdings, Inc.	10,802	251,471
Frontier Communications Corp.(a)	296,116	1,988,419
Intelsat SA (Luxembourg)†	50,446	794,524
Rogers Communications, Inc., Class B (Canada)	17,105	609,451
Verizon Communications, Inc.†	94,808	4,333,674
Windstream Holdings, Inc.†	920,057	7,314,453

		23,037,638

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 2.1%
ArcBest Corp.(a)	1,028	$38,303
Con-way, Inc.†	40,421	1,656,048
Delta Air Lines, Inc.†	128,536	6,081,038
Landstar System, Inc.†(a)	36,643	2,348,083
Matson, Inc.†(a)	71,024	2,468,084
Park-Ohio Holdings Corp.	766	40,927
Southwest Airlines Co.†	56,300	2,543,634
United Parcel Service, Inc., Class B†(a)	61,493	6,077,968

		21,254,085

TOTAL COMMON STOCKS (Cost $1,166,919,431)		1,193,363,017

TOTAL LONG POSITIONS - 119.5% (Cost $1,166,919,431)**		1,193,363,017

SHORT POSITIONS — (95.2)%
COMMON STOCKS — (95.2)%
Automobiles & Components — (0.8)%
Drew Industries, Inc.*	(6,294)	(316,462)
Federal-Mogul Holdings Corp.*	(48,000)	(649,440)
Gentherm, Inc.*	(1,447)	(53,221)
Superior Industries International, Inc.	(3,547)	(64,733)
Tesla Motors, Inc.*	(35,220)	(7,170,792)

		(8,254,648)

Capital Goods — (8.8)%
AAR Corp.	(2,661)	(76,264)
Alliant Techsystems, Inc.*	(36,395)	(4,742,632)
Apogee Enterprises, Inc.	(20,527)	(887,998)
Applied Industrial Technologies, Inc.	(55,797)	(2,255,873)
Armstrong World Industries, Inc.*	(119,636)	(6,065,545)
Astec Industries, Inc.	(21,951)	(780,578)
Astronics Corp.*	(46,478)	(2,588,360)
Babcock & Wilcox Co. (The)	(166,621)	(4,537,090)
Barnes Group, Inc.	(1,133)	(38,919)
Beacon Roofing Supply, Inc.*	(57,695)	(1,366,795)
Briggs & Stratton Corp.	(42,232)	(777,491)
CAE, Inc. (Canada)	(10,505)	(129,632)
CLARCOR, Inc.	(7,944)	(496,738)
DigitalGlobe, Inc.*	(152,198)	(4,092,604)
Donaldson Co., Inc.	(46,735)	(1,708,632)
EnerSys.	(3,298)	(192,537)
EnPro Industries, Inc.*	(14,865)	(881,940)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortune Brands Home & Security, Inc.	(956)	$(42,819)
Franklin Electric Co., Inc.	(14,417)	(493,206)
Generac Holdings, Inc.*	(21,022)	(919,502)
General Cable Corp.	(35,694)	(408,339)
Gorman-Rupp Co. (The)	(10,916)	(311,215)
Granite Construction, Inc.	(32,129)	(1,094,956)
H&E Equipment Services, Inc.	(30,013)	(526,428)
II-VI, Inc.*	(14,163)	(243,462)
Kennametal, Inc.	(56,067)	(1,761,625)
Lennox International, Inc.	(32,684)	(3,213,164)
Masonite International Corp. (Canada)*	(58)	(3,638)
MasTec, Inc.*	(242,451)	(4,490,193)
MSC Industrial Direct Co., Inc., Class A	(252)	(18,918)
Mueller Industries, Inc.	(43,491)	(1,365,182)
Navistar International Corp.*	(21,323)	(627,323)
Nortek, Inc.*	(7,906)	(603,465)
Oshkosh Corp.	(126,996)	(5,441,779)
Owens Corning	(5,739)	(229,847)
Ply Gem Holdings, Inc.*	(55,956)	(705,046)
Powell Industries, Inc.	(5,970)	(232,890)
Power Solutions International, Inc.*	(7,291)	(322,408)
Primoris Services Corp.	(82,876)	(1,556,411)
Proto Labs, Inc.*	(41,852)	(2,694,850)
Quanex Building Products Corp.	(4,239)	(79,820)
Quanta Services, Inc.*	(168,007)	(4,448,825)
Sensata Technologies Holding NV (Netherlands)*	(125,795)	(6,204,209)
SolarCity Corp.*	(71,806)	(3,490,490)
Taser International, Inc.*	(230,947)	(6,237,878)
Textainer Group Holdings Ltd. (Bermuda)	(5,470)	(179,471)
Titan International, Inc.	(100,832)	(901,438)
Toro Co. (The)	(11,687)	(758,603)
Trex Co., Inc.*	(9,540)	(405,736)
Tutor Perini Corp.*	(72,448)	(1,572,846)
USG Corp.*	(4,077)	(124,145)
WABCO Holdings, Inc.*	(49,622)	(4,722,526)
Watsco, Inc.	(1,654)	(180,054)

		(88,232,335)

Commercial & Professional Services — (1.8)%
Acacia Research Corp.	(65,926)	(825,394)
Advisory Board Co. (The)*	(86,768)	(4,067,684)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
CDK Global, Inc.	(432)	$(19,509)
Clean Harbors, Inc.*	(4,898)	(231,773)
Insperity, Inc.	(1,022)	(42,863)
Interface, Inc.	(65,309)	(1,026,004)
Kelly Services, Inc., Class A	(23,418)	(395,764)
Knoll, Inc.	(6,215)	(127,345)
Mistras Group, Inc.*	(983)	(19,758)
Paylocity Holding Corp.*	(7,936)	(186,972)
Quad/Graphics, Inc.	(13,867)	(277,895)
RR Donnelley & Sons Co.	(12,731)	(209,680)
Stericycle, Inc.*	(6,870)	(901,962)
Tetra Tech, Inc.	(7,899)	(181,914)
TriNet Group, Inc.*	(32,295)	(1,071,225)
TrueBlue, Inc.*	(73,927)	(1,630,830)
US Ecology, Inc.	(68,395)	(2,835,657)
WageWorks, Inc.*	(72,042)	(3,965,192)

		(18,017,421)

Consumer Durables & Apparel — (4.7)%
Carter’s, Inc.	(37,710)	(3,072,988)
Crocs, Inc.*	(244,813)	(2,595,018)
Gildan Activewear, Inc. (Canada)	(62,864)	(3,669,372)
Hanesbrands, Inc.	(25,985)	(2,894,209)
Hovnanian Enterprises, Inc., Class A*	(160,886)	(553,448)
KB Home	(573,464)	(7,145,362)
Libbey, Inc.	(4,721)	(154,424)
MDC Holdings, Inc.	(224,891)	(5,622,275)
Meritage Homes Corp.*	(156,607)	(5,702,061)
Performance Sports Group Ltd. (Canada)*	(17,967)	(332,390)
Ryland Group, Inc. (The)	(64,778)	(2,600,837)
Standard Pacific Corp.*	(737,187)	(5,175,053)
Taylor Morrison Home Corp., Class A*	(48,516)	(862,129)
Under Armour, Inc., Class A*	(78,275)	(5,642,062)
William Lyon Homes, Class A*	(39,681)	(757,113)

		(46,778,741)

Consumer Services — (5.1)%
2U, Inc.*	(49,598)	(882,348)
Bloomin’ Brands, Inc.*	(25,172)	(622,126)
Bob Evans Farms, Inc.	(34,931)	(1,969,060)
Cheesecake Factory, Inc. (The)	(35,684)	(1,873,767)
Chipotle Mexican Grill, Inc.*	(5,053)	(3,586,822)
Fiesta Restaurant Group, Inc.*	(58,125)	(3,433,444)
Hyatt Hotels Corp., Class A*	(22,359)	(1,257,917)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
International Speedway Corp., Class A	(26,016)	$(756,805)
Krispy Kreme Doughnuts, Inc.*	(146,198)	(2,846,475)
LendingClub Corp.*	(34,756)	(652,370)
Life Time Fitness, Inc.*	(58,628)	(3,205,193)
Matthews International Corp., Class A	(14,942)	(692,263)
Noodles & Co.*	(16,100)	(413,770)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(87,351)	(3,822,480)
Papa John’s International, Inc.	(55,928)	(3,549,191)
Penn National Gaming, Inc.*	(343,289)	(5,139,036)
Popeyes Louisiana Kitchen, Inc.*	(7,891)	(453,101)
Red Robin Gourmet Burgers, Inc.*	(43,871)	(3,400,003)
Royal Caribbean Cruises, Ltd. (Liberia)	(32,213)	(2,433,692)
Service Corp. International	(151,881)	(3,437,067)
Sonic Corp.	(3,316)	(100,375)
Texas Roadhouse, Inc.	(14,999)	(503,816)
Vail Resorts, Inc.	(8,077)	(708,838)
Wendy’s Co. (The)	(481,860)	(5,078,805)
Zoe’s Kitchen, Inc.*	(4,309)	(133,320)

		(50,952,084)

Food & Staples Retailing — (0.9)%
Casey’s General Stores, Inc.	(165)	(15,065)
Kroger Co. (The)	(17,302)	(1,194,703)
Natural Grocers by Vitamin Cottage, Inc.*	(1,265)	(38,962)
SpartanNash Co.	(41,031)	(1,056,959)
Sprouts Farmers Market, Inc.*	(40,880)	(1,488,441)
United Natural Foods, Inc.*	(52,420)	(4,051,018)
Whole Foods Market, Inc.	(17,267)	(899,524)

		(8,744,672)

Food, Beverage & Tobacco — (3.8)%
Boston Beer Co., Inc. (The), Class A*	(3,683)	(1,158,377)
Boulder Brands, Inc.*	(63,268)	(634,578)
Coca-Cola Bottling Co. Consolidated	(5,938)	(579,193)
Constellation Brands, Inc., Class A*	(4,944)	(546,065)
Darling Ingredients, Inc.*	(243,978)	(4,142,746)
Dean Foods Co.	(286,286)	(5,187,502)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(14,299)	(480,875)
Hain Celestial Group, Inc. (The)*	(89,292)	(4,711,939)
Hershey Co. (The)	(8,556)	(874,509)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Post Holdings, Inc.*	(137,633)	$(6,503,159)
TreeHouse Foods, Inc.*	(74,784)	(6,782,909)
Universal Corp.	(95,932)	(3,852,629)
WhiteWave Foods Co., Class A*	(64,688)	(2,132,763)

		(37,587,244)

Health Care Equipment & Services — (11.3)%
Acadia Healthcare Co., Inc.*	(25,866)	(1,493,762)
Accuray, Inc.*	(182,538)	(1,345,305)
Allscripts Healthcare Solutions, Inc.*	(409,155)	(4,873,036)
AMN Healthcare Services, Inc.*	(76,983)	(1,448,820)
Amsurg Corp.*	(99,228)	(5,475,401)
AngioDynamics, Inc.*	(2,959)	(56,946)
athenahealth, Inc.*	(33,741)	(4,713,955)
Bio-Reference Laboratories, Inc.*	(19,307)	(647,364)
Bio-Techne Corp.	(14,858)	(1,382,091)
Boston Scientific Corp.*	(65,967)	(976,971)
Brookdale Senior Living, Inc.*	(172,158)	(5,810,333)
Capital Senior Living Corp.*	(57,620)	(1,375,389)
Cardiovascular Systems, Inc.*	(54,548)	(1,859,541)
Cerner Corp.*	(21,536)	(1,428,914)
Community Health Systems, Inc.*	(103,562)	(4,874,663)
Cooper Co., Inc. (The)	(36,446)	(5,745,712)
Cynosure, Inc., Class A*	(291)	(8,794)
Endologix, Inc.*	(168,225)	(2,343,374)
Haemonetics Corp.*	(44,058)	(1,744,697)
Hanger, Inc.*	(51,961)	(1,121,318)
HealthSouth Corp.	(44)	(1,940)
Healthways, Inc.*	(57,785)	(1,191,527)
HeartWare International, Inc.*	(44,856)	(3,746,822)
Hill-Rom Holdings, Inc.	(106,134)	(5,068,960)
HMS Holdings Corp.*	(69,124)	(1,367,618)
IDEXX Laboratories, Inc.*	(3,020)	(478,428)
Insulet Corp.*	(5,311)	(156,090)
Integra LifeSciences Holdings Corp.*	(408)	(22,734)
K2M Group Holdings, Inc.*	(15,521)	(293,347)
Kindred Healthcare, Inc.	(24,143)	(445,680)
LDR Holding Corp.*	(65,133)	(2,180,002)
LifePoint Hospitals, Inc.*	(77,629)	(5,064,516)
McKesson Corp.	(8,519)	(1,811,565)
Medidata Solutions, Inc.*	(120,792)	(5,192,848)
MWI Veterinary Supply, Inc.*	(22,495)	(4,266,627)
Novadaq Technologies, Inc. (Canada)*	(98,258)	(1,398,211)
NuVasive, Inc.*	(2,533)	(117,329)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
NxStage Medical, Inc.*	(119,400)	$(2,136,066)
Omnicell, Inc.*	(46,582)	(1,482,705)
PharMerica Corp.*	(16,029)	(368,827)
Quidel Corp.*	(22,891)	(538,854)
ResMed, Inc.	(22,450)	(1,402,452)
Spectranetics Corp. (The)*	(104,809)	(3,428,302)
Tenet Healthcare Corp.*	(82,659)	(3,494,823)
Thoratec Corp.*	(106,424)	(3,819,557)
Tornier NV (Netherlands)*	(88,771)	(2,145,595)
Volcano Corp.*	(234,342)	(4,211,126)
Wright Medical Group, Inc.*	(223,661)	(5,459,565)
Zeltiq Aesthetics, Inc.*	(95,086)	(3,062,720)

		(113,081,222)

Household & Personal Products — (0.1)%
Elizabeth Arden, Inc.*	(3,906)	(57,731)
WD-40 Co.	(4,920)	(403,735)

		(461,466)

Media — (1.1)%
AMC Entertainment Holdings, Inc., Class A	(30,074)	(845,681)
AMC Networks, Inc., Class A*	(24,343)	(1,623,678)
Carmike Cinemas, Inc.*	(11,854)	(328,000)
CBS Corp., Class B	(36,941)	(2,024,736)
Charter Communications, Inc., Class A*	(8,994)	(1,359,128)
Gray Television, Inc.*	(32,135)	(303,997)
MDC Partners, Inc., Class A (Canada)	(56,738)	(1,356,038)
National CineMedia, Inc.	(76,646)	(1,103,702)
Scholastic Corp.	(33,329)	(1,225,841)
World Wrestling Entertainment, Inc., Class A	(83,167)	(1,007,152)

		(11,177,953)

Pharmaceuticals, Biotechnology & Life Sciences — (14.8)%
ACADIA Pharmaceuticals, Inc.*	(37,959)	(1,155,092)
Acceleron Pharma, Inc.*	(22,097)	(872,169)
Achillion Pharmaceuticals, Inc.*	(320,502)	(4,759,455)
Actavis PLC (Ireland)*	(14,998)	(3,997,567)
Aegerion Pharmaceuticals, Inc.*	(6,065)	(140,829)
Aerie Pharmaceuticals, Inc.*	(27,048)	(756,262)
Agios Pharmaceuticals, Inc.*	(24,936)	(2,890,581)
Akorn, Inc.*	(169,018)	(7,196,786)
Albany Molecular Research, Inc.*	(55,759)	(910,544)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
AMAG Pharmaceuticals, Inc.*	(43,242)	$(1,910,864)
Anacor Pharmaceuticals, Inc.*	(87,456)	(3,288,346)
Arena Pharmaceuticals, Inc.*	(692,167)	(2,983,240)
ARIAD Pharmaceuticals, Inc.*	(619,844)	(3,997,994)
Array BioPharma, Inc.*	(10,534)	(75,423)
Auspex Pharmaceuticals, Inc.*	(49,972)	(3,070,779)
Auxilium Pharmaceuticals, Inc.*	(194)	(7,537)
Avalanche Biotechnologies, Inc.*	(5,331)	(211,534)
BioCryst Pharmaceuticals, Inc.*	(193,395)	(1,968,761)
BioDelivery Sciences International,
Inc.*	(253,252)	(3,317,601)
Bluebird Bio, Inc.*	(3,132)	(290,994)
Bristol-Myers Squibb Co.	(38,668)	(2,330,520)
Catalent, Inc.*	(6,478)	(178,922)
Celldex Therapeutics, Inc.*	(213,880)	(4,581,310)
Cepheid*	(38,208)	(2,159,134)
Charles River Laboratories International, Inc.*	(302)	(20,944)
Chimerix, Inc.*	(3,782)	(151,696)
Clovis Oncology, Inc.*	(39,033)	(2,544,561)
Coherus Biosciences, Inc.*	(3,659)	(82,108)
Diplomat Pharmacy, Inc.*	(15)	(369)
Eli Lilly & Co.	(2,224)	(160,128)
Emergent Biosolutions, Inc.*	(5,164)	(144,747)
Endo International PLC (Ireland)*	(64,474)	(5,132,775)
Epizyme, Inc.*	(62,468)	(1,195,638)
Fluidigm Corp.*	(63,891)	(2,461,720)
Genomic Health, Inc.*	(39,526)	(1,275,899)
Halozyme Therapeutics, Inc.*	(145,169)	(2,073,013)
Horizon Pharma PLC (Ireland)*	(198,205)	(3,256,508)
Impax Laboratories, Inc.*	(266)	(9,754)
Insmed, Inc.*	(124,941)	(1,931,588)
Intrexon Corp.*	(34,568)	(992,447)
Ironwood Pharmaceuticals, Inc.*	(52,567)	(818,994)
Jazz Pharmaceuticals PLC (Ireland)*	(2,189)	(370,685)
Karyopharm Therapeutics, Inc.*	(64,347)	(1,707,126)
KYTHERA Biopharmaceuticals, Inc.*	(46,454)	(1,728,089)
MacroGenics, Inc.*	(58,560)	(1,851,667)
Medicines Co. (The)*	(219,604)	(6,296,047)
Momenta Pharmaceuticals, Inc.*	(76,680)	(825,844)
Nektar Therapeutics*	(271,297)	(3,971,788)
Neurocrine Biosciences, Inc.*	(138,603)	(4,665,377)
Orexigen Therapeutics, Inc.*	(284,401)	(1,493,105)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
OvaScience, Inc.*	(29,268)	$(1,271,987)
Pacira Pharmaceuticals, Inc.*	(17,873)	(1,918,667)
Portola Pharmaceuticals, Inc.*	(34,453)	(979,499)
Prestige Brands Holdings, Inc.*	(78,977)	(2,705,752)
PTC Therapeutics, Inc.*	(89,594)	(4,919,607)
Puma Biotechnology, Inc.*	(2,648)	(558,940)
Radius Health, Inc.*	(26,529)	(1,278,433)
Receptos, Inc.*	(43,444)	(4,786,225)
Relypsa, Inc.*	(76,689)	(2,694,085)
Repligen Corp.*	(89,913)	(2,183,987)
Sage Therapeutics, Inc.*	(27,643)	(1,116,501)
Salix Pharmaceuticals Ltd.*	(26,690)	(3,594,342)
Seattle Genetics, Inc.*	(81,975)	(2,554,341)
Synageva BioPharma Corp.*	(32,444)	(3,738,198)
TESARO, Inc.*	(72,667)	(2,923,393)
Tetraphase Pharmaceuticals, Inc.*	(116,429)	(4,233,358)
TG Therapeutics, Inc.*	(5,651)	(80,470)
TherapeuticsMD, Inc.*	(273,634)	(1,110,954)
Ultragenyx Pharmaceutical, Inc.*	(34,784)	(2,020,950)
Vertex Pharmaceuticals, Inc.*	(26,764)	(2,947,787)
Zafgen, Inc.*	(14,176)	(538,830)
ZS Pharma, Inc.*	(39,981)	(1,796,346)

		(148,167,513)

Retailing — (7.7)%
Advance Auto Parts, Inc.	(36,937)	(5,872,983)
Amazon.com, Inc.*	(971)	(344,249)
Asbury Automotive Group, Inc.*	(157)	(11,651)
Ascena Retail Group, Inc.*	(411,728)	(4,759,576)
CarMax, Inc.*	(57,555)	(3,574,166)
Dave & Buster’s Entertainment, Inc.*	(44,477)	(1,278,269)
Family Dollar Stores, Inc.	(578)	(43,986)
Groupon, Inc.*	(993,165)	(7,111,061)
Habit Restaurants, Inc. (The), Class A*	(59,984)	(1,979,472)
JC Penney Co., Inc.*	(14,435)	(104,942)
Lithia Motors, Inc., Class A	(28,518)	(2,415,475)
Lumber Liquidators Holdings, Inc.*	(110,143)	(6,955,530)
Mattress Firm Holding Corp.*	(59,141)	(3,407,704)
Men’s Wearhouse, Inc. (The)	(144,198)	(6,700,881)
Monro Muffler Brake, Inc.	(52,224)	(2,984,079)
Netflix, Inc.*	(12,632)	(5,580,818)
Office Depot, Inc.*	(413,925)	(3,145,830)
Orbitz Worldwide, Inc.*	(78,381)	(723,457)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Pep Boys-Manny Moe & Jack (The)*	(913)	$(7,697)
Pier 1 Imports, Inc.	(347,498)	(5,841,441)
Restaurant Brands International, Inc. (Canada)*	(17,077)	(660,538)
Restoration Hardware Holdings, Inc.*	(11,058)	(967,907)
RetailMeNot, Inc.*	(50,289)	(780,988)
Select Comfort Corp.*	(65,843)	(1,964,755)
Shutterfly, Inc.*	(140,903)	(6,181,415)
Signet Jewelers Ltd. (Bermuda)	(4,411)	(534,216)
Tuesday Morning Corp.*	(21,444)	(379,559)
Urban Outfitters, Inc.*	(15,776)	(549,951)
Wayfair, Inc., Class A*	(101,599)	(1,987,276)

		(76,849,872)

Semiconductors & Semiconductor Equipment — (5.3)%
Avago Technologies Ltd. (Singapore)	(539)	(55,452)
Cavium, Inc.*	(17,071)	(1,003,946)
Cirrus Logic, Inc.*	(93,955)	(2,489,808)
Cree, Inc.*	(228,987)	(8,096,980)
Entegris, Inc.*	(167,208)	(2,173,704)
First Solar, Inc.*	(172,281)	(7,290,932)
Freescale Semiconductor Ltd. (Bermuda)*	(84,181)	(2,701,368)
Lattice Semiconductor Corp.*	(14,093)	(100,483)
M/A-COM Technology Solutions Holdings, Inc.*	(17,531)	(569,933)
Micrel, Inc.	(6,419)	(90,315)
Microsemi Corp.*	(74,331)	(2,070,862)
On Semiconductor Corp.*	(333,832)	(3,341,658)
PMC-Sierra, Inc.*	(126,155)	(1,115,210)
Power Integrations, Inc.	(28,274)	(1,458,373)
Spansion, Inc., Class A*	(193,009)	(6,844,099)
SunEdison, Inc.*	(360,843)	(6,758,589)
Synaptics, Inc.*	(28,872)	(2,217,658)
Teradyne, Inc.	(327)	(5,919)
Ultratech, Inc.*	(59,090)	(941,895)
Veeco Instruments, Inc.*	(117,513)	(3,427,854)

		(52,755,038)

Software & Services — (16.8)%
AOL, Inc.*	(80,394)	(3,477,041)
Autodesk, Inc.*	(101,275)	(5,469,356)
Bankrate, Inc.*	(84,593)	(1,055,721)
Barracuda Networks, Inc.*	(38,808)	(1,314,039)
Benefitfocus, Inc.*	(40,673)	(983,880)
Bottomline Technologies de, Inc.*	(61,699)	(1,528,284)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
BroadSoft, Inc.*	(76,396)	$(2,054,288)
Callidus Software, Inc.*	(103,161)	(1,542,257)
Castlight Health, Inc., Class B*	(94,596)	(840,012)
CommVault Systems, Inc.*	(136,855)	(5,964,141)
comScore, Inc.*	(41,193)	(1,711,981)
Constant Contact, Inc.*	(6,477)	(244,960)
Convergys Corp.	(167,332)	(3,206,081)
CoreLogic, Inc.*	(39,123)	(1,298,884)
Cornerstone OnDemand, Inc.*	(198,803)	(6,550,559)
CoStar Group, Inc.*	(20,285)	(3,742,785)
Cvent, Inc.*	(27,205)	(679,581)
Dealertrack Technologies, Inc.*	(98,478)	(3,958,816)
Demandware, Inc.*	(65,289)	(3,496,879)
Digital River, Inc.*	(125,521)	(3,204,551)
Ellie Mae, Inc.*	(72,246)	(3,196,163)
Envestnet, Inc.*	(24,260)	(1,248,662)
Facebook, Inc., Class A*	(17,235)	(1,308,309)
Fidelity National Information Services, Inc.	(2,177)	(135,910)
FireEye, Inc.*	(220,360)	(7,450,372)
Fortinet, Inc.*	(176,309)	(5,270,758)
Global Eagle Entertainment, Inc.*	(108,590)	(1,671,743)
GrubHub, Inc.*	(4,194)	(144,399)
Heartland Payment Systems, Inc.	(49,866)	(2,481,831)
Hortonworks, Inc.*	(11,710)	(248,135)
HubSpot, Inc.*	(44,465)	(1,496,247)
Imperva, Inc.*	(5,077)	(212,016)
Infoblox, Inc.*	(72,537)	(1,354,266)
Interactive Intelligence Group, Inc.*	(23,654)	(959,406)
LinkedIn Corp., Class A*	(11,597)	(2,606,310)
LivePerson, Inc.*	(66,907)	(715,905)
LogMeIn, Inc.*	(38,686)	(1,839,519)
Manhattan Associates, Inc.*	(68,785)	(3,070,562)
Marketo, Inc.*	(101,798)	(3,504,905)
Mentor Graphics Corp.	(20,728)	(476,951)
MicroStrategy, Inc., Class A*	(19,898)	(3,215,517)
MobileIron, Inc.*	(21,167)	(185,635)
NetSuite, Inc.*	(30,389)	(2,991,189)
New Relic, Inc.*	(33,385)	(1,036,938)
Nuance Communications, Inc.*	(180,933)	(2,486,924)
Pandora Media, Inc.*	(317,996)	(5,278,734)
Paycom Software, Inc.*	(2,257)	(59,066)
Pegasystems, Inc.	(18,010)	(352,456)
Proofpoint, Inc.*	(104,790)	(5,239,500)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
PROS Holdings, Inc.*	(35,625)	$(865,331)
Qlik Technologies, Inc.*	(61,328)	(1,741,715)
Qualys, Inc.*	(9,884)	(375,790)
RealPage, Inc.*	(95,410)	(1,718,334)
salesforce.com inc.*	(55,988)	(3,160,523)
Sonus Networks, Inc.*	(137,373)	(2,621,069)
Splunk, Inc.*	(123,021)	(6,354,035)
SPS Commerce, Inc.*	(2,840)	(168,412)
Synopsys, Inc.*	(57,524)	(2,472,957)
Tableau Software, Inc., Class A*	(38,240)	(3,088,262)
TeleTech Holdings, Inc.*	(25,754)	(568,133)
Total System Services, Inc.	(1,820)	(64,373)
Trulia, Inc.*	(19,267)	(822,316)
Twitter, Inc.*	(149,027)	(5,592,983)
Ultimate Software Group, Inc. (The)*	(2,038)	(301,644)
Vantiv, Inc., Class A*	(95,899)	(3,297,967)
Varonis Systems, Inc.*	(29,878)	(985,078)
Verint Systems, Inc.*	(105,397)	(5,626,092)
Vistaprint NV (Netherlands)*	(21,691)	(1,747,210)
Web.com Group, Inc.*	(2,100)	(31,731)
Workday, Inc., Class A*	(32,743)	(2,601,759)
Xoom Corp.*	(1,956)	(28,851)
Yelp, Inc.*	(79,739)	(4,183,905)
Zendesk, Inc.*	(18,739)	(453,296)
Zillow, Inc., Class A*	(2,342)	(226,987)
Zynga, Inc., Class A*	(2,507,245)	(6,418,547)

		(168,079,724)

Technology Hardware & Equipment — (5.2)%
ADTRAN, Inc.	(46,816)	(1,035,102)
Amkor Technology, Inc.*	(41,071)	(260,801)
Badger Meter, Inc.	(108)	(6,465)
Belmond Ltd., Class A (Bermuda)	(22,659)	(249,022)
Benchmark Electronics, Inc.*	(75,405)	(1,827,063)
BlackBerry Ltd. (Canada)*	(126,111)	(1,280,027)
CalAmp Corp.*	(54,389)	(974,107)
Ciena Corp.*	(279,874)	(5,183,267)
Cognex Corp.*	(3,151)	(115,799)
Cray, Inc.*	(936)	(30,411)
Dolby Laboratories, Inc., Class A	(1,361)	(52,807)
Electronics For Imaging, Inc.*	(85,165)	(3,291,627)
FARO Technologies, Inc.*	(38,506)	(2,131,307)
Finisar Corp.*	(339,557)	(6,159,564)
Infinera Corp.*	(105,347)	(1,698,194)
Ixia*	(125,775)	(1,275,359)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Jabil Circuit, Inc.	(57,639)	$(1,187,940)
JDS Uniphase Corp.*	(32,734)	(397,718)
Knowles Corp.*	(9,901)	(210,000)
MTS Systems Corp.	(59)	(4,265)
Nimble Storage, Inc.*	(177,018)	(3,970,514)
Plexus Corp.*	(52,403)	(1,985,550)
QLogic Corp.*	(11,380)	(152,037)
ScanSource, Inc.*	(38,451)	(1,325,790)
Stratasys Ltd. (Israel)*	(33,405)	(2,655,363)
Super Micro Computer, Inc.*	(44,480)	(1,626,634)
SYNNEX Corp.	(58,455)	(4,336,776)
Tech Data Corp.*	(21,908)	(1,250,947)
Universal Display Corp.*	(82,801)	(2,638,040)
ViaSat, Inc.*	(25,903)	(1,456,267)
Zayo Group Holdings, Inc.*	(113,372)	(3,146,073)

		(51,914,836)

Telecommunication Services — (2.2)%
8x8, Inc.*	(215,167)	(1,658,938)
Cogent Communications Holdings, Inc.	(87,544)	(3,244,381)
Equinix, Inc.	(10,702)	(2,320,836)
Iridium Communications, Inc.*	(58,320)	(496,303)
Level 3 Communications, Inc.*	(1)	(35)
RingCentral, Inc., Class A*	(135,599)	(1,830,587)
SBA Communications Corp., Class A*	(6,513)	(760,067)
Sprint Corp.*	(1,205,798)	(5,184,931)
T-Mobile US, Inc.*	(180,626)	(5,451,293)
United States Cellular Corp.*	(26,777)	(931,572)
Vonage Holdings Corp.*	(812)	(3,410)

		(21,882,353)

Transportation — (4.8)%
Allegiant Travel Co.	(31,867)	(5,776,531)
American Airlines Group, Inc.	(49,256)	(2,417,484)
Atlas Air Worldwide Holdings, Inc.*	(66,688)	(3,014,298)
Genesee & Wyoming, Inc., Class A*	(4,355)	(359,070)
Hawaiian Holdings, Inc.*	(132,961)	(2,584,762)
Heartland Express, Inc.	(103,316)	(2,654,188)
Hub Group, Inc., Class A*	(88,000)	(2,939,200)
JB Hunt Transport Services, Inc.	(4,722)	(375,918)
JetBlue Airways Corp.*	(385,160)	(6,466,837)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Knight Transportation, Inc.	(87,774)	$(2,500,681)
Marten Transport Ltd.	(51,545)	(1,054,095)
Republic Airways Holdings, Inc.*	(28,263)	(388,899)
Roadrunner Transportation Systems, Inc.*	(76,064)	(1,545,620)
Ryder System, Inc.	(44,223)	(3,661,222)
Saia, Inc.*	(1,639)	(69,018)
Spirit Airlines, Inc.*	(20,282)	(1,503,707)
Universal Truckload Services, Inc.	(7,172)	(168,972)
UTi Worldwide, Inc. (British Virgin Islands)*	(271,913)	(3,227,607)
Wesco Aircraft Holdings, Inc.*	(70,048)	(913,426)
XPO Logistics, Inc.*	(170,595)	(6,276,190)

		(47,897,725)

TOTAL COMMON STOCK (Proceeds $934,339,241)		(950,834,847)

TOTAL SECURITES SOLD SHORT - (95.2)% (Proceeds $934,339,241)		(950,834,847)

OTHER ASSETS IN EXCESS OF LIABILITIES - 75.7%		756,280,984

NET ASSETS - 100.0%		$998,809,154

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
**	The cost and unrealized appreciation and unrealized depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$1,166,919,431

Gross unrealized appreciation	$68,337,753
Gross unrealized depreciation	(41,894,167)

Net unrealized appreciation	$26,443,586

(a)	All or a portion of the security is on loan. At January 31, 2015, the market value of securities on loan was $88,213,502.

ADR	American Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund (each a “Fund” and collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a security within the Pharmaceuticals, Biotechnology & Life Sciences industry with end of period value of $(2,185,351), $(736,363) and $(7,537) held by Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund, respectively, which is considered Level 2 for the period ended January 31, 2015.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

Short Sales — The Funds’ short sales are subject to special risks. A short sale involves the sale by the Funds of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Funds will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Funds. There can be no assurance that the Funds will be able to close out a short position at any particular time or at an acceptable price. Although the Funds’ gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Securities Lending — Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term investments and securities consistent with the Fund’s investment objective. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the period ended January 31, 2015, the Funds each had securities lending programs. At January 31, 2015, the market value of securities on loan and collateral are as follows:

	Market Value of Securities Loaned	Market Value of Collateral
Gotham Absolute Return Fund	$689,989,037	$717,194,165
Gotham Absolute 500 Fund	256,303	264,444
Gotham Enhanced Return Fund	465,618,052	486,029,891
Gotham Neutral Fund	88,213,502	95,333,261

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

LATEEF FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 100.0%
Commercial Services — 11.2%
Robert Half International, Inc.	614,391	$35,671,541
Towers Watson & Co., Class A	400,844	47,500,014

		83,171,555

Communications — 5.1%
Nielsen Holdings NV (Netherlands)	876,900	38,197,764

Consumer, Non-cyclical — 11.3%
Celgene Corp.*	408,418	48,667,089
Hospira, Inc.*	561,401	35,609,665

		84,276,754

Diversified Financial Services — 8.7%
Affiliated Managers Group, Inc.*	149,648	30,755,657
T. Rowe Price Group, Inc.	430,104	33,857,787

		64,613,444

Electronics — 6.9%
AMETEK, Inc.	1,071,348	51,317,569

Financial — 9.3%
Aon PLC (United Kingdom)	398,699	35,902,845
Progressive Corp. (The)	1,293,605	33,569,050

		69,471,895

Hand/Machine Tools — 4.7%
Stanley Black & Decker, Inc.	370,913	34,736,002

Industrial — 13.4%
Danaher Corp.	443,677	36,550,111
Trimble Navigation Ltd.*	1,358,057	32,376,079
Tyco International PLC	755,902	30,848,360

		99,774,550

	Number of Shares	Value
COMMON STOCKS — (Continued)
Lodging — 6.6%
Wynn Resorts, Ltd.	331,927	$49,108,600

Machinery-Diversified — 5.1%
Wabtec Corp.	454,896	37,961,071

Media — 9.5%
Scripps Networks Interactive, Inc., Class A	496,506	35,296,612
Twenty-First Century Fox, Inc., Class A	1,061,398	35,195,958

		70,492,570

Real Estate — 4.1%
Jones Lang LaSalle, Inc.	209,095	30,753,693

Technology — 4.1%
Accenture PLC, Class A
(Ireland)	366,527	30,799,264

TOTAL COMMON STOCKS (Cost $ 620,982,982)		744,674,731

TOTAL INVESTMENTS - 100.0% (Cost $ 620,982,982)**		744,674,731

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(224,069)

NET ASSETS - 100.0%		$744,450,662

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$620,982,982

Gross unrealized appreciation	$135,572,777
Gross unrealized depreciation	(11,881,028)

Net unrealized appreciation	$123,691,749

See accompanying Notes to the Quarterly Portfolio of Investments.

1

LATEEF FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Lateef Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$744,674,731	$744,674,731	$—	$—

*	Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

3

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

For the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent Fund’s prospectus filed with the Securities and Exchange Commission.

4

MONTIBUS SMALL CAP GROWTH FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.8%
Air Freight & Logistics — 0.5%
Hub Group, Inc., Class A*	4,241	$141,649

Biotechnology — 6.5%
Insmed, Inc.*	18,773	290,231
Isis Pharmaceuticals, Inc.*	6,019	412,362
Kite Pharma, Inc.*	2,719	182,581
NewLink Genetics Corp.*	2,521	92,243
Ophthotech Corp.*	6,957	391,331
Orexigen Therapeutics, Inc.*	32,332	169,743
Sage Therapeutics, Inc.*	4,931	199,163
Sangamo BioSciences, Inc.*	8,527	109,060

		1,846,714

Building Products — 1.4%
USG Corp.*	12,755	388,390

Chemicals — 1.0%
H.B. Fuller Co.	6,870	282,701

Commercial Banks — 3.6%
Bank of the Ozarks, Inc.	10,391	336,980
Banner Corp.	7,347	296,672
South State Corp.	6,483	387,100

		1,020,752

Commercial Services & Supplies — 2.9%
Mobile Mini, Inc.	6,941	251,958
Steelcase, Inc., Class A	21,462	362,279
US Ecology, Inc.	5,288	219,240

		833,477

Communications Equipment — 2.4%
Qorvo, Inc.*	3,999	295,425
Ruckus Wireless, Inc.*	37,744	399,709

		695,134

	Number of Shares	Value
COMMON STOCKS — (Continued)
Construction & Engineering — 2.2%
EMCOR Group, Inc.	6,270	$253,057
Primoris Services Corp.	20,247	380,239

		633,296

Diversified Consumer Services — 0.9%
TAL Education Group, ADR*	7,967	247,057

Diversified Financial Services — 0.9%
MarketAxess Holdings, Inc.	3,389	257,462

Electronic Equipment, Instruments & Components — 1.7%
Belden, Inc.	4,067	337,317
FEI Co.	1,907	156,794

		494,111

Food & Staples Retailing — 1.5%
Casey’s General Stores, Inc.	4,687	427,923

Health Care Equipment & Supplies — 5.6%
AngioDynamics, Inc.*	12,532	241,178
DexCom, Inc.*	6,728	402,200
Endologix, Inc.*	11,441	159,373
LDR Holding Corp.*	8,884	297,347
Spectranetics Corp.*	9,478	310,025
STERIS Corp.	2,696	175,833

		1,585,956

Health Care Providers & Services — 6.2%
Acadia Healthcare Co., Inc.*	6,296	363,594
Centene Corp.*	3,128	341,453
ExamWorks Group, Inc.*	10,701	395,509
HealthSouth Corp.	11,082	488,716
Surgical Care Affiliates, Inc.*	5,633	181,664

		1,770,936

See accompanying Notes to the Quarterly Portfolio of Investments.

1

MONTIBUS SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Hotels, Restaurants & Leisure — 8.3%
Chuy’s Holdings, Inc.*	17,797	$380,322
Fiesta Restaurant Group, Inc.*	11,124	657,095
Jack in the Box, Inc.	6,824	578,607
Red Robin Gourmet Burgers, Inc.*	5,004	387,810
Vail Resorts, Inc.	4,166	365,608

		2,369,442

Internet & Catalog Retail — 1.8%
Lands’ End, Inc.*	5,278	183,094
Shutterfly, Inc.*	7,300	320,251

		503,345

Internet Software & Services — 7.6%
Cornerstone OnDemand, Inc.*	9,797	322,811
Dealertrack Technologies, Inc.*	8,832	355,046
Demandware, Inc.*	8,507	455,635
Envestnet, Inc.*	9,259	476,561
SPS Commerce, Inc.*	9,308	551,964

		2,162,017

IT Services — 4.4%
Euronet Worldwide, Inc.*	8,374	380,096
MAXIMUS, Inc.	8,676	483,427
WEX Inc.*	4,346	400,049

		1,263,572

Leisure Equipment & Products — 1.5%
Brunswick Corp.	7,682	416,979

Machinery — 1.8%
Actuant Corp., Class A	9,099	210,278
Lindsay Corp.	3,385	292,532

		502,810

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — 1.6%
IMAX Corp. (Canada)*	13,524	$450,755

Metals & Mining — 0.8%
U.S. Silica Holdings, Inc.	9,181	231,361

Paper & Forest Products — 0.7%
Louisiana-Pacific Corp.*	12,253	200,582

Pharmaceuticals — 5.3%
Aerie Pharmaceuticals, Inc.*	10,117	282,871
Akorn, Inc.*	12,661	539,105
BioDelivery Sciences International, Inc.*	13,819	181,029
Oramed Pharmaceuticals, Inc. (Israel)*	9,860	49,694
Relypsa, Inc.*	13,293	466,983

		1,519,682

Professional Services — 2.0%
The Corporate Executive Board Co.	5,245	359,387
TrueBlue, Inc.*	9,209	203,151

		562,538

Real Estate Management & Development — 1.1%
Jones Lang LaSalle, Inc.	2,213	325,488

REIT — 2.4%
EastGroup Properties, Inc.	4,250	274,720
Pebblebrook Hotel Trust	9,156	425,205

		699,925

Road & Rail — 1.3%
Swift Transportation Co.*	15,526	381,629

Semiconductors & Semiconductor Equipment — 3.1%
Cavium, Inc.*	8,464	497,768

See accompanying Notes to the Quarterly Portfolio of Investments.

2

MONTIBUS SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Spansion, Inc., Class A*	10,682	$378,784

		876,552

Software — 8.0%
Aspen Technology, Inc.*	14,223	502,712
Callidus Software, Inc.*	22,871	341,921
Guidewire Software, Inc.*	5,642	282,664
Infoblox, Inc.*	23,507	438,876
Interactive Intelligence Group, Inc.*	4,329	175,584
Qlik Technologies, Inc.*	19,152	543,917

		2,285,674

Specialty Retail — 4.5%
Five Below, Inc.*	12,911	430,195
Rush Enterprises, Inc.*	9,801	274,428
Sportsman’s Warehouse Holdings, Inc., Class A*	27,408	195,419
Tile Shop Holdings, Inc.*	20,615	167,394
Vitamin Shoppe, Inc.*	5,043	213,168

		1,280,604

Technology Hardware, Storage & Peripherals — 0.7%
Nimble Storage, Inc.*	9,330	209,272

Textiles, Apparel & Luxury Goods — 1.7%
Skechers U.S.A., Inc., Class A*	4,037	243,633

	Number of Shares	Value
COMMON STOCKS — (Continued)
Textiles, Apparel & Luxury Goods — (Continued)
Steven Madden, Ltd.*	6,871	$235,950

		479,583

Trading Companies & Distributors — 0.9%
Beacon Roofing Supply, Inc.*	5,970	141,429
H&E Equipment Services, Inc.	7,484	131,269

		272,698

TOTAL COMMON STOCKS (Cost $21,529,373)		27,620,066

TOTAL INVESTMENTS - 96.8% (Cost $21,529,373)**		27,620,066

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%		904,162

NET ASSETS - 100.0%		$28,524,228

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$21,529,373

Gross unrealized appreciation	$7,171,781
Gross unrealized depreciation	(1,081,088)

Net unrealized appreciation	$6,090,693

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

3

MONTIBUS SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Montibus Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

MONTIBUS SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/2015	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$27,620,066	$27,620,066	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

5

MONTIBUS SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.9%
Consumer Discretionary — 28.0%
Best Buy Co., Inc.	81,064	$2,853,453
Ford Motor Co.	135,339	1,990,837
GameStop Corp., Class A	54,887	1,934,767
Graham Holdings Co., Class B	3,121	2,919,134
Kohl’s Corp.	36,664	2,189,574
Marriott International, Inc., Class A	7,805	581,472
Staples, Inc.	184,705	3,149,220

		15,618,457

Consumer Staples — 3.7%
CVS Caremark Corp.	13,915	1,365,896
Dr. Pepper Snapple Group, Inc.	8,932	690,176

		2,056,072

Energy — 16.6%
Marathon Petroleum Corp.	25,447	2,356,138
Noble Corp. PLC	86,272	1,399,332
Transocean Ltd.	62,999	1,026,884
Valero Energy Corp.	84,795	4,483,960

		9,266,314

Financials — 17.2%
Allstate Corp. (The)	36,190	2,525,700
Assurant, Inc.	72,167	4,583,326
Blackhawk Network Holdings, Inc., Class B*	—	11
Marsh & McLennan Cos., Inc.	10,529	566,144
Torchmark Corp.	1	25
Unum Group	61,822	1,920,191

		9,595,397

Health Care — 2.2%
Becton Dickinson & Co.	4,472	617,494
CR Bard, Inc.	3,577	611,774

		1,229,268

Industrials — 16.2%
Cintas Corp.	17,005	1,338,294
Delta Air Lines, Inc.	113,668	5,377,633
General Dynamics Corp.	9,062	1,207,149

	Number of Shares	Value

COMMON STOCKS — (Continued)
Industrials — (Continued)
Raytheon Co.	5,168	$517,058
Union Pacific Corp.	5,159	604,686

		9,044,820

Information Technology — 7.7%
Amphenol Corp., Class A	10,572	567,822
Fiserv, Inc.*	17,147	1,243,672
Hewlett-Packard Co.	68,545	2,476,531

		4,288,025

Materials — 7.3%
Ball Corp.	8,384	530,959
Cliffs Natural Resources, Inc.	113,031	725,659
The Dow Chemical Co.	42,532	1,920,745
Ecolab, Inc.	4,688	486,474
Lyondellbasell Industries NV	4,955	391,891

		4,055,728

TOTAL COMMON STOCKS (Cost $53,327,617)		55,154,081

TOTAL INVESTMENTS - 98.9% (Cost $53,327,617)**		55,154,081

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		619,409

NET ASSETS - 100.0%		$55,773,490

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$53,327,617

Gross unrealized appreciation	$5,997,859
Gross unrealized depreciation	(4,171,395)

Net unrealized appreciation	$1,826,464

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

1

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Mount Lucas U.S. Focused Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$55,154,081	$55,154,081	$—	$—

*	Please refer to Portfolio of Investments for further details.

2

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

January 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 98.4%
Arizona — 3.1%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 5.50%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	6,641,100

California — 1.6%
Norwalk-La Mirada Unified School District GO, CAB, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	3,330,200

Florida — 0.9%
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM, 6.75%, 10/01/17	1,790,000	1,967,514

Georgia — 1.3%
Municipal Electric Authority Power Revenue, Series W, Unrefunded Portion, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	2,455,000	2,655,377

Hawaii — 81.5%
County of Kauai GO, Series A, 5.00%, 08/01/22	315,000	391,334
County of Kauai GO, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,000,000	1,080,180

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
County of Kauai GO, Series A, Prerefunded 08/01/15 at 100, 5.00%, 08/01/23, (NATL-RE, FGIC Insured)	600,000	614,238
County of Kauai GO, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,295,000	1,369,968
Hawaii County GO, Series A, 5.25%, 07/15/17	500,000	555,359
Hawaii County GO, Series A, Callable 07/15/18 at 100, 6.00%, 07/15/26	1,655,000	1,934,083
Hawaii County GO, Series A, Callable 03/01/20 at 100, 4.00%, 03/01/28	2,470,000	2,721,051
Hawaii County GO, Series A, Callable 09/01/22 at 100, 5.00%, 09/01/29	500,000	601,049
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Halekauwila Place, Series A, Callable 06/01/15 at 100, 0.70%, 12/01/15	1,000,000	1,000,130
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31, (FHLMC Insured)	3,460,000	3,582,484

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA Insured)	3,890,000	4,221,661
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/22	1,350,000	1,603,044
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	3,500,000	4,114,705
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	2,000,000	2,390,480
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, 4.00%, 07/01/23	500,000	552,555
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	500,000	594,249
Hawaii State Department of Budget & Finance, Series A, Queens Health System, Callable 07/01/25 at 100, 5.00%, 07/01/35	2,000,000	2,357,240

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,390,000	1,580,541
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	608,410
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/16	500,000	521,959
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	846,796
Hawaii State GO, Series CY, 5.75%, 02/01/15, (AGM Insured)	820,000	820,000
Hawaii State GO, Series DI, Prerefunded 03/01/16 at 100, 5.00%, 03/01/16, (AGM Insured)	445,000	467,975
Hawaii State GO, Series DI, Unrefunded portion, Callable 03/01/26 at 100, 5.00%, 03/01/26, (AGM Insured)	555,000	582,667

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DJ, Unrefunded portion, Callable 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	890,000	976,873
Hawaii State GO, Series DJ, Prerefunded 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	110,000	120,713
Hawaii State GO, Series DJ, Prerefunded 04/01/17 at 100, 5.00%, 04/01/17, (AMBAC Insured)	885,000	971,190
Hawaii State GO, Series DJ, Unrefunded portion, Callable 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	140,000	152,872
Hawaii State GO, Series DK, 5.00%, 05/01/17	4,000,000	4,398,840
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/28	3,000,000	3,378,690
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/18	2,315,000	2,634,285
Hawaii State GO, Series DK, Unrefunded portion, Callable 05/01/18 at 100, 5.00%, 05/01/23	785,000	891,101
Hawaii State GO, Series DN, 5.00%, 08/01/15	1,000,000	1,023,980

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DT, 5.00%, 11/01/15	1,500,000	1,554,135
Hawaii State GO, Series DT, 5.00%, 11/01/16	1,900,000	2,048,751
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,557,370
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/27	4,500,000	5,462,685
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/29	2,000,000	2,406,400
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/30	3,000,000	3,598,950
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/31	2,800,000	3,349,108
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/27	745,000	908,714
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/29	3,000,000	3,637,650
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,248,260
Hawaii State GO, Series EL, 5.00%, 08/01/23	1,000,000	1,259,010
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/29	3,000,000	3,695,790
Hawaii State GO, Series EP, 5.00%, 08/01/24	1,000,000	1,273,050

See accompanying Notes to the Quarterly Portfolio of Investments.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Harbor System Revenue, Series A, 5.00%, 07/01/17	185,000	203,356
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 4.75%, 07/01/24	220,000	256,012
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	3,000,000	3,609,360
Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 07/01/16, (AGM Insured)	1,105,000	1,177,267
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21, (BAM Insured)	500,000	606,145
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,555,499
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,325,464
Hawaii State Highway Revenue, Series B, 4.00%, 01/01/18, (BAM Insured)	750,000	820,898

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100, 4.50%, 07/01/23, (NATL-RE Insured)	1,500,000	1,588,470
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,796,281
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100, 5.25%, 07/01/17, (NATL-RE Insured)	1,300,000	1,386,541
Honolulu City & County Board of Water Supply, System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,888,560
Honolulu City & County GO, Series A, 5.00%, 04/01/18	5,000,000	5,660,300
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,015,000	1,168,174

See accompanying Notes to the Quarterly Portfolio of Investments.

4

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/19, (NATL-RE Insured)	6,250,000	6,374,438
Honolulu City & County GO, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/21, (AGM Insured)	4,000,000	4,412,040
Honolulu City & County GO, Series A, 5.00%, 11/01/22	2,000,000	2,503,160
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,287,434
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/26, (NATL-RE Insured)	4,000,000	4,079,640
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/26	1,000,000	1,234,320
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/28, (NATL-RE Insured)	1,275,000	1,300,385
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/29, (NATL-RE Insured)	1,000,000	1,019,910

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,865,000	2,230,391
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/36	2,000,000	2,154,380
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/37	3,000,000	3,227,250
Honolulu City & County GO, Series D, Callable 07/01/15 at 100, 5.00%, 07/01/20, (NATL-RE Insured)	2,000,000	2,039,820
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 4.00%, 09/01/21	250,000	278,822
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.00%, 07/01/22, (NATL-RE, FGIC Insured)	4,165,000	4,247,925
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/31, (NATL-RE Insured)	3,500,000	3,818,255

See accompanying Notes to the Quarterly Portfolio of Investments.

5

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, Series B-1, Callable 07/01/16 at 100, 5.00%, 07/01/32, (NATL-RE Insured)	4,015,000	4,248,312
Honolulu City & County, GO, Series B, Callable 12/01/20 at 100, 5.00%, 12/01/25	2,000,000	2,432,600
Maui County GO, 5.00%, 03/01/15, (NATL-RE Insured)	2,500,000	2,509,675
Maui County GO, 5.00%, 06/01/20	3,075,000	3,688,278
Maui County GO, Callable 06/01/23 at 100, 3.00%, 06/01/27	540,000	569,738
Maui County GO, Series B, 4.00%, 06/01/16	1,000,000	1,049,430
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	1,170,000	1,315,712
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,310,000	1,492,182
University of Hawaii System Revenue, Series A, Callable 07/15/16 at 100, 5.00%, 07/15/24, (AGM-CR, MBIA Insured) .	470,000	499,680

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii System Revenue, Series A, Callable 10/01/19 at 100, 5.25%, 10/01/34	1,000,000	1,166,620

		172,883,299

Illinois — 2.0%
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	3,665,000	4,332,140

Massachusetts — 1.4%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, Series B, Callable 01/01/20 at 100, 5.00%, 01/01/23	2,500,000	2,941,025

New Jersey — 0.2%
Passaic Valley Sewage Commissioner System Revenue Refunding, Series G, 5.75%, 12/01/21	300,000	361,443

Ohio — 0.6%
Ohio State, Infrastructure Improvement GO, Series A, 5.00%, 08/01/21	1,000,000	1,229,620

See accompanying Notes to the Quarterly Portfolio of Investments.

6

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — 3.3%
Galveston County GO, CAB, Series RD, 0.00%, 02/01/24, (NATL-RE, FGIC Insured)	2,630,000	2,107,209
Houston Water and Sewer System Revenue, Unrefunded Balance CAB, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,434,160
San Antonio Electric & Gas Revenue, Series A, 5.00%, 02/01/18	2,000,000	2,251,620
Texas State Tranportation Commission Mobility Fund GO, 5.00%, 10/01/27	1,000,000	1,238,560

		7,031,549

Washington — 2.5%
King County School District No. 403 Renton GO, Callable 12/01/16 at 100, 5.00%, 12/01/24, (NATL-RE, FGIC Insured, School Bond Guarantee)	3,000,000	3,247,800
Port of Seattle Revenue, Callable 02/01/16 at 100, 5.00%, 02/01/25, (XLCA Insured)	2,000,000	2,086,260

		5,334,060

TOTAL MUNICIPAL BONDS (Cost $194,339,566)		208,707,327

	Shares	Value ($ )
REGISTERED INVESTMENT COMPANY — 0.9%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	1,897,264	1,897,264

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,897,264)		1,897,264

TOTAL INVESTMENTS - 99.3% (Cost $196,236,830)*		210,604,591
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		1,555,857

NET ASSETS - 100.0%		$212,160,448

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$196,236,830

Gross unrealized appreciation	$14,367,761
Gross unrealized depreciation	—

Net unrealized appreciation	$14,367,761

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2015.

Portfolio holdings are subject to change at any time.

See accompanying Notes to the Quarterly Portfolio of Investments.

7

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp.
Custodial Receipts
AMBAC	American Municipal Bond
Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BAM	Build America Mutual
BNYM	Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage
Association
GNMA	Government National Mortgage
Association
GO	General Obligation
IBC	Insurance Bond Certificate
MBIA	Municipal Bond Investors Assurance
NATL-RE	National Reinsurance Corp.
XLCA	XL Capital Assurance

See accompanying Notes to the Quarterly Portfolio of Investments.

8

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

January 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 98.2%
Alaska — 0.4%
Alaska State GO, Series A, 5.00%, 08/01/18	500,000	573,660

Arizona — 1.5%
Maricopa County Elementary School District No 6 Washington, Series A, 5.38%, 07/01/15, (AGM Insured)	1,000,000	1,021,440
Mesa City, Utility Systems Revenue, ETM, 5.25%, 07/01/16, (NATL-RE, FGIC Insured)	1,000,000	1,069,510

		2,090,950

Colorado — 0.4%
Boulder County Sales and Use Tax Revenue, Open Space, 5.00%, 12/15/18, (MAC Insured)	500,000	571,520

Connecticut — 1.3%
State of Connecticut Special Tax Revenue, 5.00%, 11/01/18	1,000,000	1,148,510
State of Connecticut Special Tax Revenue, Series B, 5.00%, 12/01/18	500,000	575,680

		1,724,190

Florida — 0.5%
JEA Electric System Revenue, Sub-Series A, 5.00%, 10/01/18	650,000	746,194

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Georgia — 0.8%
Georgia State GO, Series I, 5.00%, 11/01/17	1,000,000	1,119,750

Guam — 1.0%
Guam Economic Development & Commerce Authority, CAB, Series B, ETM, 5.40%, 05/15/15	1,350,000	1,369,048

Hawaii — 66.0%
County of Kauai GO, Series A, 2.25%, 08/01/17	150,000	155,770
County of Kauai GO, Series A, 3.00%, 08/01/20	295,000	322,644
County of Kauai GO, Series A, 2.00%, 08/01/16	500,000	512,490
Hawaii County GO, Series A, 5.00%, 03/01/15	600,000	602,316
Hawaii County GO, Series A, 4.00%, 03/01/16	400,000	416,312
Hawaii County GO, Series A, 5.25%, 07/15/17	1,155,000	1,282,882
Hawaii County GO, Series A, Callable 07/15/18 at 100, 5.00%, 07/15/21	120,000	136,224
Hawaii County GO, Series B, 4.00%, 09/01/15	500,000	511,120
Hawaii County GO, Series B, 5.00%, 07/15/16, (AMBAC Insured)	1,215,000	1,297,401
Hawaii County GO, Series B, 5.00%, 09/01/16	1,000,000	1,072,970

See accompanying Notes to the Quarterly Portfolio of Investments.

9

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii County GO, Series B, 5.00%, 09/01/17	1,000,000	1,108,720
Hawaii State Airports System Revenue, AMT, 4.00%, 07/01/15	515,000	522,963
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/21	1,000,000	1,209,000
Hawaii State Airports System Revenue, Series A, 5.25%, 07/01/20	1,320,000	1,605,305
Hawaii State Airports System Revenue, Series B, AMT, 4.00%, 07/01/15	1,000,000	1,015,460
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 3.00%, 07/01/17	2,000,000	2,111,620
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/18	600,000	662,718
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/19	400,000	448,680
Hawaii State Department of Hawaiian Home Lands, Kapolei Office, Series A, 3.75%, 11/01/15	500,000	512,200

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Transportation, AMT, 4.00%, 08/01/18	600,000	660,744
Hawaii State GO, Refunding Series DR, 4.00%, 06/01/16	500,000	524,650
Hawaii State GO, Refunding Series DT, 4.00%, 11/01/15	500,000	514,340
Hawaii State GO, Refunding Series DY, 4.00%, 02/01/15	770,000	770,000
Hawaii State GO, Refunding Series DY, 4.00%, 02/01/16	745,000	773,183
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/17	750,000	839,160
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/18	500,000	577,250
Hawaii State GO, Refunding, Series EJ, 5.00%, 08/01/15	2,000,000	2,047,960
Hawaii State GO, Refunding, Series EK, 5.00%, 08/01/16	2,000,000	2,139,180
Hawaii State GO, Refunding, Series EL, 3.00%, 08/01/17	1,000,000	1,060,030
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/19	500,000	589,075

See accompanying Notes to the Quarterly Portfolio of Investments.

10

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/20	500,000	602,160
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/21	1,000,000	1,226,830
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/22	1,000,000	1,243,130
Hawaii State GO, Series DG, Callable 07/01/15 at 100, 5.00%, 07/01/16, (AMBAC Insured)	2,075,000	2,115,898
Hawaii State GO, Series DI, Prerefunded 03/01/16 at 100, 5.00%, 03/01/25, (AGM Insured)	1,135,000	1,193,600
Hawaii State GO, Series DN, 5.00%, 08/01/15	660,000	675,827
Hawaii State GO, Series DQ, 5.00%, 06/01/17	375,000	413,588
Hawaii State GO, Series DT, 5.00%, 11/01/17	200,000	223,776
Hawaii State GO, Series EA, 4.00%, 12/01/20	1,000,000	1,155,840
Hawaii State GO, Series EE, 4.00%, 11/01/22	1,020,000	1,197,562
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,248,260
Hawaii State Harbor System Revenue, AMT, Series B, 5.00%, 07/01/15, (AGM Insured)	2,710,000	2,761,354

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Harbor System Revenue, Series A, 4.00%, 07/01/16	500,000	524,670
Hawaii State Highway Revenue, 5.50%, 07/01/18	1,000,000	1,156,240
Hawaii State Highway Revenue, Series A, 3.00%, 01/01/16	2,000,000	2,051,540
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/17	325,000	347,025
Hawaii State Highway Revenue, Series A, 3.00%, 01/01/17	2,000,000	2,097,580
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/18	995,000	1,089,057
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/20	500,000	593,710
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,207,860
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,151,220
Hawaii State Highway Revenue, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/22, (AGM Insured)	1,565,000	1,595,846

See accompanying Notes to the Quarterly Portfolio of Investments.

11

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series B, 5.25%, 07/01/18, (AGM Insured)	500,000	574,475
Hawaii State Housing Finance & Development Corp., Multifamily Housing Halekauwla Place, Series A, Callable 06/01/15 at 100, 0.70%, 12/01/15	2,000,000	2,000,260
Hawaii State Housing Finance & Development Corp., Multifamily Housing Kuhio Park Terrace, Series A, 2.00%, 10/01/15, (FHLMC Insured)	150,000	151,020
Hawaii State Housing Finance & Development Corp., Series A, 2.35%, 07/01/17, (GNMA/FNMA Insured)	555,000	571,040
Hawaii State Housing Finance & Development Corp., Series A, 2.70%, 07/01/18, (GNMA/FNMA Insured)	565,000	589,933
Honolulu City & County Board of Water Supply System Revenue, AMT, Series B, Callable 7/01/16 at 100, 5.25%, 07/01/21, (NATL-RE Insured)	1,335,000	1,423,872

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, 3.00%, 07/01/15	500,000	505,875
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/20	320,000	382,749
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/22	650,000	803,803
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/23	500,000	629,210
Honolulu City & County Board of Water Supply System Revenue, Series A, Unrefunded Portion, Callable 07/01/16 at 100, 4.50%, 07/01/22, (NATL-RE Insured)	1,070,000	1,133,109
Honolulu City & County GO, Series A, 4.00%, 08/01/16	500,000	527,435
Honolulu City & County GO, Series A, 5.00%, 04/01/18	200,000	226,412
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,500,000	1,726,365

See accompanying Notes to the Quarterly Portfolio of Investments.

12

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, 3.00%, 11/01/18	750,000	808,102
Honolulu City & County GO, Series A, Prerefunded 07/01/15 at 100, 5.00%, 07/01/25, (NATL-RE Insured)	1,625,000	1,657,354
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/29, (NATL-RE Insured)	1,000,000	1,019,910
Honolulu City & County GO, Series B, 5.00%, 07/01/16, (NATL-RE Insured)	750,000	764,812
Honolulu City & County GO, Series B, 5.00%, 08/01/16	625,000	668,588
Honolulu City & County GO, Series B, Prerefunded 07/01/15 at 100, 5.00%, 07/01/18, (NATL-RE Insured)	1,050,000	1,070,906
Honolulu City & County GO, Series B, 5.00%, 08/01/19	1,000,000	1,176,710
Honolulu City & County GO, Series B, 5.00%, 11/01/20	500,000	605,415
Honolulu City & County GO, Series B, 5.00%, 11/01/21	955,000	1,178,881

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series C, Callable 07/01/15 at 100, 5.00%, 07/01/16, (NATL-RE Insured)	200,000	203,950
Honolulu City & County GO, Series D, Prerefunded 07/01/15 at 100, 5.00%, 07/01/23, (NATL-RE Insured)	375,000	382,466
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 5.25%, 09/01/23	1,000,000	1,187,610
Honolulu City & County GO, Series E, 5.25%, 07/01/15, (NATL-RE Insured)	500,000	510,490
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.25%, 07/01/17, (NATL-RE, FGIC Insured)	535,000	546,198
Honolulu City & County Wastewater System Revenue, 5.00%, 07/01/18	1,150,000	1,308,734
Honolulu City & County Wastewater System Revenue, 4.00%, 07/01/19	480,000	541,061

See accompanying Notes to the Quarterly Portfolio of Investments.

13

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Sub-Series A, 4.00%, 07/01/16	905,000	952,025
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series-B, 4.25%, 07/01/17, (NATL-RE Insured)	150,000	162,807
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 5.00%, 07/01/20	500,000	599,780
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 4.00%, 07/01/21	500,000	581,075
Honolulu City & County Wastewater System Revenue, Senior Series A, 5.00%, 07/01/19	1,000,000	1,173,020
Honolulu City & County Wastewater System Revenue, Senior Series A, 3.25%, 07/01/20	1,320,000	1,458,362
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,163,277

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Series A, Prerefunded 07/01/15 at 100, 5.00%, 07/01/16, (NATL-RE Insured)	555,000	565,939
Maui County GO, 4.00%, 06/01/16	500,000	524,715
Maui County GO, Prerefunded 03/01/15 at 100, 5.00%, 03/01/17, (NATL-RE Insured)	90,000	90,330
Maui County GO, 5.00%, 06/01/18	1,000,000	1,137,880
Maui County GO, 5.00%, 06/01/18	300,000	341,364
Maui County GO, 5.00%, 06/01/20	530,000	635,703
Maui County GO, Series A, 3.50%, 07/01/15	200,000	202,766
Maui County GO, Series B, 5.00%, 06/01/18	250,000	284,470
Maui County GO, Unrefunded Portion, Callable 03/01/15 at 100, 5.00%, 03/01/17, (NATL-RE Insured)	410,000	411,451
University of Hawaii Revenue, Series A, 4.00%, 10/01/16	625,000	662,362

See accompanying Notes to the Quarterly Portfolio of Investments.

14

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series A, 5.00%, 10/01/17	1,510,000	1,665,107
University of Hawaii Revenue, Series A, 2.00%, 10/01/18	230,000	233,912

		89,598,030

Idaho — 0.8%
Madison County School District No 321 Rexburg GO, Refunding, Series A, 4.00%, 08/15/18, (ID SLSTAX GTY Insured)	1,000,000	1,109,230

Illinois — 0.2%
Winnebago County School District No 122 Harlem-Loves Park GO, ETM, 0.00%, 01/01/16, (AGM Insured)	215,000	214,531

Indiana — 0.7%
Indiana Finance Authority Revenue Refunding Facilities, Prerefunded 07/01/18 at 100, 5.00%, 07/01/20	865,000	987,537

Iowa — 0.4%
University of Iowa Facilities Corp. Revenue, Medical Education & Biomed Research Facility, 3.75%, 06/01/18	435,000	475,216

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Kansas — 1.2%
City of Wichita GO, Series E, 4.00%, 10/01/17	1,460,000	1,591,108

Maryland — 1.3%
Maryland State GO, Series C, 5.00%, 11/01/18	1,500,000	1,734,165

Massachusetts — 0.8%
Commonwealth of Massachusetts GO, Series C, Prerefunded 08/01/17 at 100, 5.25%, 08/01/22, (AGM Insured)	1,000,000	1,114,830

Michigan — 0.3%
Michigan Municipal Bond Authority Revenue, Clean Water Revolving Fund, Callable 10/01/16 at 100, 5.00%, 10/01/18	365,000	392,722

Missouri — 0.8%
Kansas City Special Obligation Refunding & Improvement Revenue, Series B, 5.00%, 08/01/18	450,000	508,302
St Charles County School District No R-IV Wentzville GO, Refunding, 4.00%, 03/01/19, (ST AID DIR DEP)	500,000	561,450

		1,069,752

See accompanying Notes to the Quarterly Portfolio of Investments.

15

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Nevada — 1.9%
Clark County GO, Refunding Infrastructure Improvement, Series B, 4.00%, 07/01/18	585,000	645,939
Nevada System of Higher Education, Series B, Prerefunded 01/01/16 at 100, 5.00%, 07/01/26, (AMBAC Insured)	1,900,000	1,982,897

		2,628,836

New York — 0.4%
New York City GO, Series J, 5.00%, 08/01/18	470,000	536,613

Ohio — 2.6%
City of Akron, Prerefunded, 06/01/15 at 100, 5.00%, 12/01/15, (AGM Insured)	1,475,000	1,498,128
Ohio State GO, Infrastructure Improvement, Series A, Callable 03/01/15 at 100, 5.00%, 09/01/19	1,410,000	1,415,175
Reynoldsburg City Capital Facilities GO, Prerefunded 12/01/15 at 100, 4.00%, 12/01/20, (AMBAC Insured)	550,000	567,264

		3,480,567

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Oklahoma — 1.4%
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/17	500,000	549,860
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/18	500,000	565,590
Oklahoma Development Finance Authority Health Refunding, INTEGRIS Baptist Medical Center, Series C, 5.00%, 08/15/16	455,000	486,181
Oklahoma Water Resources Board Loan Revenue, Series A, 5.00%, 10/01/20	200,000	240,966

		1,842,597

Oregon — 0.9%
Oregon State GO, University System Revenue, Series A, 5.00%, 08/01/16	100,000	106,959
Portland City, Water System Revenue, First Lien, Series A, 5.00%, 05/01/18	460,000	523,922
State of Oregon, 5.00%, 08/01/35	625,000	639,831

		1,270,712

See accompanying Notes to the Quarterly Portfolio of Investments.

16

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — 6.4%
Bexar County GO, Edgewood Independent School District, 4.00%, 08/15/21, (PSF-GTD Insured)	450,000	521,860
Carrollton City Improvement Revenue GO, 3.00%, 08/15/23	870,000	957,278
Dallas Independent School District GO, Refunding Series A, 4.00%, 08/15/16, (PSF-GTD Insured)	1,000,000	1,055,980
Dallas Independent School District GO, Refunding Series A, 5.00%, 08/15/19, (PSF-GTD Insured)	1,000,000	1,178,200
Harris County GO, Refunding Road, Series A, 5.00%, 10/01/20	1,000,000	1,208,480
La Joya Independent School District GO, School Building, Prerefunded 02/15/18 at 100, 5.00%, 02/15/34, (PSF-GTD Insured)	590,000	667,084
Texas State GO, Unrefunded Portion Transportation Commission, 5.00%, 04/01/17	905,000	993,545
University of Texas, Finance System Revenue, Series B, Prerefunded 08/15/16 at 100, 5.00%, 08/15/21	500,000	535,860

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
University of Texas, Refunding Finance System Revenue, Series B, 5.00%, 08/15/15	400,000	410,392
Ysleta Independent School District GO, Refunding, 4.00%, 08/15/19, (PSF-GTD Insured)	1,000,000	1,133,030

		8,661,709

Utah — 0.8%
Utah State Board of Regents, Student Loan Series EE-2, 5.00%, 11/01/17, (GTD STD LNS Insured)	1,000,000	1,118,470

Virginia — 0.8%
Virginia Public School Authority Revenue, Series II, 5.00%, 04/15/17	1,000,000	1,096,120

Washington — 3.1%
County of King GO, Callable 12/01/22 at 100, 5.00%, 06/01/23	1,000,000	1,252,450
County of King GO, Refunding, 5.00%, 12/01/19	1,000,000	1,182,760
Klickitat County Public Utility District No 1 Revenue, Series B, Callable 12/01/16 at 100, 5.25%, 12/01/19, (NATL Insured)	1,500,000	1,626,690

See accompanying Notes to the Quarterly Portfolio of Investments.

17

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Washington — (Continued)
Snohomish County School District GO, Callable 12/01/16 at 100, 5.00%, 12/01/17, (NATL SCH BN GTY Insured)	200,000	216,520

		4,278,420

Wisconsin — 1.5%
Milwaukee City GO, Promissory & Corporate Notes, Series N2, 5.00%, 05/01/20	400,000	478,564
Waukesha City GO, Series A, Unrefunded Balance, Callable 10/01/15 at 100, 5.00%, 10/01/16, (AGM Insured)	340,000	341,261
Wisconsin State GO, Series 3, 5.00%, 11/01/22	1,000,000	1,248,270

		2,068,095

TOTAL MUNICIPAL BONDS (Cost $131,442,960)		133,464,572

	Shares	Value ($)
REGISTERED INVESTMENT COMPANY — 0.9%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	1,173,734	1,173,734

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,173,734)		1,173,734

TOTAL INVESTMENTS - 99.1% (Cost $132,616,694)*		134,638,306
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		1,211,153

NET ASSETS - 100.0%		$135,849,459

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$132,616,694

Gross unrealized appreciation	$2,044,950
Gross unrealized depreciation	(23,338)

Net unrealized appreciation	$2,021,612

(a)	Floating or variable rate security. Rate disclosed is as of January 31, 2015.

Portfolio holdings are subject to change at any time.

See accompanying Notes to the Quarterly Portfolio of Investments.

18

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association
GO	General Obligation
GTD STD LNS	Guaranteed Student Loans
ID SLSTAX GTY	Idaho Sales Tax Guaranty
MAC	Municipal Assurance Corp
NATL	National
NATL-RE	National Reinsurance Corp.
NATL SCH BN GTY	National School Board Guarantee
PSF-GTD	Permanent School Fund Guaranteed
ST AID DIR DEP	State Aid Direct Deposit

See accompanying Notes to the Quarterly Portfolio of Investments.

19

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized in the three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Funds’ bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

20

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$208,707,327	$—	$208,707,327	$—
Registered Investment Company	1,897,264	1,897,264	—	—

Total	$210,604,591	$1,897,264	$208,707,327	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$133,464,572	$—	$133,464,572	$—
Registered Investment Company	1,173,734	1,173,734	—	—

Total	$134,638,306	$1,173,734	$133,464,572	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

21

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

For fair valuations using significant unobservable inputs,U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

22

PEMBERWICK FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Par Value($)	Value($)
CORPORATE BONDS AND NOTES — 58.5%
Basic Materials — 0.0%
Praxair, Inc. 5.20%, 03/15/2017	15,000	16,346

Communications — 0.2%
AT&T, Inc. 2.50%, 08/15/2015	42,000	42,434
AT&T, Inc. 1.40%, 12/01/2017	15,000	14,969
Cisco Systems, Inc. 1.10%, 03/03/2017	50,000	50,386
Cisco Systems, Inc. 4.95%, 02/15/2019	25,000	28,365
Cisco Systems, Inc. 2.13%, 03/01/2019	30,000	30,803
eBay, Inc. 1.63%, 10/15/2015	35,000	35,244
eBay, Inc. 1.35%, 07/15/2017	50,000	49,850
Walt Disney Co. (The) 0.45%, 12/01/2015	60,000	60,051
Walt Disney Co. (The) 0.88%, 05/30/2017	17,000	17,027

		329,129

Consumer, Cyclical — 0.1%
Home Depot, Inc. (The) 2.25%, 09/10/2018	30,000	31,098
McDonald’s Corp. 5.30%, 03/15/2017	25,000	27,191
McDonald’s Corp. 5.35%, 03/01/2018	10,000	11,214
Wal-Mart Stores, Inc. 2.25%, 07/08/2015	25,000	25,214
Wal-Mart Stores, Inc. 2.80%, 04/15/2016	100,000	102,881

	Par Value($)	Value($)
CORPORATE BONDS AND NOTES — (Continued)
Consumer, Cyclical — (Continued)
Wal-Mart Stores, Inc. 1.00%, 04/21/2017	30,000	30,187

		227,785

Consumer, Non-cyclical — 0.2%
Coca-Cola Co. (The) 1.50%, 11/15/2015	35,000	35,327
Coca-Cola Co. (The) 1.65%, 03/14/2018	30,000	30,528
GlaxoSmithKline Capital, Inc. 0.70%, 03/18/2016	15,000	15,046
GlaxoSmithKline Capital, Inc. 5.65%, 05/15/2018	15,000	17,113
Johnson & Johnson 0.70%, 11/28/2016	54,000	54,161
PepsiCo, Inc. 1.25%, 08/13/2017	50,000	50,355
Procter & Gamble Co. (The) 0.75%, 11/04/2016	100,000	100,409

		302,939

Energy — 1.9%
BP Capital Markets PLC 1.85%, 05/05/2017	3,150,000	3,190,140
Chevron Corp. 0.89%, 06/24/2016	20,000	20,117
Chevron Corp. 1.35%, 11/15/2017	20,000	20,170
Chevron Corp. 1.10%, 12/05/2017	15,000	15,008
Halliburton Co. 1.00%, 08/01/2016	70,000	70,207
Occidental Petroleum Corp. 1.50%, 02/15/2018	60,000	60,168

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Par Value($)	Value($)
CORPORATE BONDS AND NOTES — (Continued)
Energy — (Continued)
Shell International Finance BV 3.10%, 06/28/2015	50,000	50,547
Statoil ASA 3.13%, 08/17/2017	30,000	31,538

		3,457,895

Financial — 53.9%
American Express Credit Corp. 2.75%, 09/15/2015	30,000	30,408
American Express Credit Corp. 2.80%, 09/19/2016	100,000	103,115
American Express Credit Corp. 1.13%, 06/05/2017	25,000	25,063
American Express Credit Corp. 2.25%, 08/15/2019	95,000	96,659
Bank of America Corp. 7.75%, 08/15/2015	2,036,000	2,113,441
Bank of America Corp. 3.63%, 03/17/2016	10,000	10,294
Bank of America Corp. 6.50%, 08/01/2016	2,230,000	2,401,614
Bank of America Corp. 0.59%, 08/15/2016 (a)	10,000,000	9,955,250
Bank of America Corp. 5.75%, 08/15/2016	8,000,000	8,508,104
Bank of America Corp. 5.63%, 10/14/2016	1,815,000	1,945,618
Bank of America Corp. 0.80%, 05/02/2017 (a)	1,900,000	1,884,241

	Par Value($)	Value($)
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Bank of America Corp. 6.40%, 08/28/2017	50,000	55,845
Bank of America Corp. 5.75%, 12/01/2017	1,625,000	1,804,538
Bank of America Corp. 1.32%, 03/22/2018(a)	2,000,000	2,016,998
Bank of America NA 0.52%, 06/15/2016(a)	3,160,000	3,140,500
Bank of America NA 0.54%, 06/15/2017(a)	2,000,000	1,974,178
Bank of New York Mellon Corp. (The) 0.70%, 03/04/2016	25,000	25,036
Bank of New York Mellon Corp. (The) 1.30%, 01/25/2018	59,000	58,993
Bank of New York Mellon Corp. (The) 4.60%, 01/15/2020	30,000	33,941
BB&T Corp. 3.20%, 03/15/2016	120,000	122,976
Berkshire Hathaway Finance Corp. 2.45%, 12/15/2015	17,000	17,308
Berkshire Hathaway Finance Corp. 1.30%, 05/15/2018	8,000	8,033
Berkshire Hathaway Finance Corp. 5.40%, 05/15/2018	60,000	67,827
Caterpillar Financial Services Corp. 2.65%, 04/01/2016	20,000	20,497

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Par Value($)	Value($)
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Caterpillar Financial Services Corp. 1.63%, 06/01/2017	60,000	60,963
Caterpillar Financial Services Corp. 1.25%, 08/18/2017	20,000	20,119
Caterpillar Financial Services Corp. 1.25%, 11/06/2017	15,000	15,091
Caterpillar Financial Services Corp. 2.25%, 12/01/2019	20,000	20,445
Charles Schwab Corp. (The) 0.85%, 12/04/2015	55,000	55,178
Charles Schwab Corp. (The) 2.20%, 07/25/2018	40,000	41,003
Chubb Corp. (The) 5.75%, 05/15/2018	25,000	28,507
Citigroup, Inc. 0.51%, 06/09/2016 (a)	9,000,000	8,927,532
Citigroup, Inc. 3.95%, 06/15/2016	70,000	72,739
Citigroup, Inc. 4.45%, 01/10/2017	20,000	21,189
Citigroup, Inc. 1.55%, 08/14/2017	30,000	30,077
Citigroup, Inc. 1.85%, 11/24/2017	40,000	40,313
Citigroup, Inc. 1.80%, 02/05/2018	84,000	84,241
Citigroup, Inc. 2.55%, 04/08/2019	35,000	35,744
Daimler Finance North America, LLC 1.38%, 08/01/2017	1,000,000	1,002,834

	Par Value($)	Value($)
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
General Electric Capital Corp. 3.50%, 06/29/2015	20,000	20,262
General Electric Capital Corp. 6.90%, 09/15/2015	50,000	52,054
General Electric Capital Corp. 4.38%, 09/21/2015	110,000	112,712
General Electric Capital Corp. 2.25%, 11/09/2015	277,000	281,000
General Electric Capital Corp. 5.40%, 02/15/2017	75,000	81,704
General Electric Capital Corp. 5.63%, 05/01/2018	80,000	90,585
General Electric Capital Corp. 7.13%, 12/29/2049 (a)	1,000,000	1,167,500
Goldman Sachs Group, Inc. (The) 3.30%, 05/03/2015	1,000,000	1,007,029
Goldman Sachs Group, Inc. (The) 0.66%, 07/22/2015 (a)	400,000	399,971
Goldman Sachs Group, Inc. (The) 3.70%, 08/01/2015	90,000	91,325
Goldman Sachs Group, Inc. (The) 5.35%, 01/15/2016	20,000	20,839

See accompanying Notes to the Quarterly Portfolio of Investments.

3

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Par Value($)	Value($)
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Goldman Sachs Group, Inc. (The) 3.63%, 02/07/2016	70,000	71,877
Goldman Sachs Group, Inc. (The) 0.70%, 03/22/2016(a)	4,000,000	3,995,876
Goldman Sachs Group, Inc. (The) 2.25%, 09/20/2016(a)	1,000,000	1,021,665
Goldman Sachs Group, Inc. (The) 6.25%, 09/01/2017	950,000	1,059,072
Goldman Sachs Group, Inc. (The) 2.38%, 01/22/2018	130,000	132,594
Goldman Sachs Group, Inc. (The) 6.15%, 04/01/2018	30,000	33,917
Goldman Sachs Group, Inc. (The) 1.46%, 04/30/2018(a)	9,000,000	9,116,397
Goldman Sachs Group, Inc. (The) 1.36%, 11/15/2018(a)	2,000,000	2,020,338
HSBC Finance Corp. 0.69%, 06/01/2016(a)	2,000,000	1,997,286
John Deere Capital Corp. 1.05%, 10/11/2016	18,000	18,119
John Deere Capital Corp. 1.40%, 03/15/2017	50,000	50,548
John Deere Capital Corp. 1.55%, 12/15/2017	40,000	40,527
Morgan Stanley 0.73%, 10/15/2015(a)	4,000,000	4,007,300

	Par Value($)	Value($)
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Morgan Stanley 1.51%, 02/25/2016(a)	942,000	949,808
Morgan Stanley 0.71%, 10/18/2016(a)	2,500,000	2,494,000
Morgan Stanley 6.25%, 08/28/2017	4,000,000	4,457,932
Morgan Stanley 1.54%, 04/25/2018(a)	2,000,000	2,027,008
National City Bank 0.59%, 12/15/2016(a)	4,000,000	3,985,020
National City Bank 0.61%, 06/07/2017(a)	2,075,000	2,066,673
PACCAR Financial Corp. 1.60%, 03/15/2017	30,000	30,429
PACCAR Financial Corp. 1.40%, 11/17/2017	30,000	30,217
PNC Funding Corp. 5.25%, 11/15/2015	5,000,000	5,175,290
State Street Corp. 2.88%, 03/07/2016	10,000	10,263
State Street Corp. 5.38%, 04/30/2017	15,000	16,452
State Street Corp. 1.35%, 05/15/2018	32,000	31,936
Toyota Motor Credit Corp. 3.20%, 06/17/2015	55,000	55,588
Toyota Motor Credit Corp. 2.80%, 01/11/2016	50,000	51,118
Toyota Motor Credit Corp. 1.13%, 05/16/2017	30,000	30,162
Toyota Motor Credit Corp. 2.13%, 07/18/2019	40,000	41,167
Travelers Cos, Inc. (The) 6.25%, 06/20/2016	40,000	43,081

See accompanying Notes to the Quarterly Portfolio of Investments.

4

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Par Value($)	Value($)
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
US Bancorp 3.15%, 03/04/2015	45,000	45,117
US Bancorp 2.45%, 07/27/2015	15,000	15,152
US Bancorp 2.20%, 11/15/2016	15,000	15,364
US Bancorp 1.95%, 11/15/2018	75,000	76,240
Wachovia Corp. 5.63%, 10/15/2016	100,000	107,718
Wells Fargo & Co. 3.63%, 04/15/2015	25,000	25,167
Wells Fargo & Co. 1.50%, 07/01/2015	20,000	20,096
Wells Fargo & Co. 3.68%, 06/15/2016 (b)	200,000	207,996
Wells Fargo & Co. 2.63%, 12/15/2016	2,000,000	2,062,294
Wells Fargo & Co. 1.15%, 06/02/2017	40,000	40,009

		97,878,246

Health Care — 0.0%
Pfizer, Inc. 0.90%, 01/15/2017	50,000	50,154

Industrial — 0.2%
Boeing Co. (The) 0.95%, 05/15/2018	50,000	49,611
Emerson Electric Co. 4.88%, 10/15/2019	45,000	51,431
General Dynamics Corp. 1.00%, 11/15/2017	30,000	29,988
Honeywell International, Inc. 5.30%, 03/15/2017	25,000	27,298

	Par Value($)	Value($)
CORPORATE BONDS AND NOTES — (Continued)
Industrial — (Continued)
Honeywell International, Inc. 5.30%, 03/01/2018	50,000	56,166
Illinois Tool Works, Inc. 0.90%, 02/25/2017	31,000	31,079
United Parcel Service, Inc. 1.13%, 10/01/2017	30,000	30,204

		275,777

Technology — 1.9%
Apple, Inc. 0.45%, 05/03/2016	49,000	49,064
Apple, Inc. 1.05%, 05/05/2017	41,000	41,325
EMC Corp. 1.88%, 06/01/2018	50,000	50,585
Hewlett-Packard Co. 1.19%, 01/14/2019 (a)	1,500,000	1,483,036
Hewlett-Packard Co. 2.75%, 01/14/2019	1,500,000	1,543,241
Intel Corp. 1.95%, 10/01/2016	47,000	48,069
International Business Machines Corp. 0.45%, 05/06/2016	120,000	120,143
Microsoft Corp. 1.00%, 05/01/2018	60,000	60,033
Microsoft Corp. 1.63%, 12/06/2018	30,000	30,562
National Semiconductor Corp. 6.60%, 06/15/2017	25,000	28,234
Oracle Corp. 5.25%, 01/15/2016	60,000	62,768

See accompanying Notes to the Quarterly Portfolio of Investments.

5

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Par Value($)	Value($)
CORPORATE BONDS AND NOTES — (Continued)
Technology — (Continued)
Oracle Corp. 2.38%, 01/15/2019	15,000	15,527

		3,532,587

Utilities — 0.1%
Duke Energy Carolinas, LLC 5.25%, 01/15/2018	35,000	39,167
Duke Energy Florida, Inc. 5.65%, 06/15/2018	25,000	28,562
Georgia Power Co. 5.25%, 12/15/2015	25,000	26,023
PECO Energy Co. 1.20%, 10/15/2016	28,000	28,224
Southern California Edison Co. 1.13%, 05/01/2017	7,000	7,026
Southern California Edison Co. 5.50%, 08/15/2018	45,000	51,241
Wisconsin Electric Power Co. 1.70%, 06/15/2018	25,000	25,175

		205,418

TOTAL CORPORATE BONDS AND NOTES (Cost $105,313,798)		106,276,276

GOVERNMENT BONDS — 0.0%
Province of Ontario Canada 2.70%, 06/16/2015	40,000	40,365

TOTAL GOVERNMENT BONDS (Cost $39,999)		40,365

	Par Value($)	Value($)
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
Federal Home Loan Mortgage Corporation REMICS — 0.7%
Series 2542, Class ES 5.00%, 12/15/2017	20,566	21,399
Series 2564, Class HJ 5.00%, 02/15/2018	13,693	14,344
Series 2617, Class TK 4.50%, 05/15/2018	50,502	52,634
Series 2617, Class GR 4.50%, 05/15/2018	27,331	28,478
Series 2611, Class UH 4.50%, 05/15/2018	25,159	26,226
Series 2627, Class MC 4.50%, 06/15/2018	43,258	45,184
Series 2649, Class KA 4.50%, 07/15/2018	35,262	36,921
Series 2693, Class PE 4.50%, 10/15/2018	42,413	44,315
Series 2746, Class EG 4.50%, 02/15/2019	46,920	49,074
Series 2780, Class JG 4.50%, 04/15/2019	2,305	2,352
Series 2814, Class GB 5.00%, 06/15/2019	8,257	8,669
Series 2924, Class EH 5.25%, 03/15/2024	5,396	5,436
Series 2989, Class TG 5.00%, 06/15/2025	60,084	65,343
Series 3002, Class YD 4.50%, 07/15/2025	23,731	25,751
Series 2526, Class FI 1.17%, 02/15/2032(a)	113,367	116,470
Series 2691, Class ME 4.50%, 04/15/2032	8,179	8,217

See accompanying Notes to the Quarterly Portfolio of Investments.

6

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Par Value($)	Value($)
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2760, Class PD 5.00%, 12/15/2032	8,502	8,563
Series 2655, Class QA 5.00%, 02/15/2033	1,762	1,781
Series 2827, Class TE 5.00%, 04/15/2033	49,000	49,664
Series 3067, Class PK 5.50%, 05/15/2034	8,880	8,931
Series 2881, Class AE 5.00%, 08/15/2034	28,811	30,702
Series 2933, Class HD 5.50%, 02/15/2035	39,818	44,351
Series 4305, Class KA 3.00%, 03/15/2038	151,954	157,208
Series 3843, Class GH 3.75%, 10/15/2039	108,799	113,599
Series 3786, Class NA 4.50%, 07/15/2040	153,032	167,317
Series 4305, Class A 3.50%, 06/15/2048	159,981	165,972

		1,298,901

Federal National Mortgage Association REMICS — 0.6%
Series 2003-92, Class PE 4.50%, 09/25/2018	38,897	40,623
Series 2003-80, Class YE 4.00%, 06/25/2023	14,761	15,168
Series 2005-40, Class YG 5.00%, 05/25/2025	55,136	59,903
Series 2011-122, Class A 3.00%, 12/25/2025	152,489	157,486

	Par Value($)	Value($)
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2007-27, Class MQ 5.50%, 04/25/2027	15,355	16,990
Series 2005-12, Class JE 5.00%, 09/25/2033	37,452	37,871
Series 2005-16, Class PE 5.00%, 03/25/2034	16,093	16,587
Series 2005-48, Class AR 5.50%, 02/25/2035	44,837	48,349
Series 2005-62, Class CQ 4.75%, 07/25/2035	21,426	22,873
Series 2005-64, Class PL 5.50%, 07/25/2035	90,582	102,221
Series 2005-68, Class PG 5.50%, 08/25/2035	59,053	65,962
Series 2010-64, Class EH 5.00%, 10/25/2035	23,082	23,494
Series 2005-83, Class LA 5.50%, 10/25/2035	34,399	38,584
Series 2014-23, Class PA 3.50%, 08/25/2036	170,453	180,494
Series 2007-39, Class NA 4.25%, 01/25/2037	15,404	15,972
Series 2013-83, Class CA 3.50%, 10/25/2037	145,526	153,855
Series 2009-47, Class PA 4.50%, 07/25/2039	33,367	35,531
Series 2011-113, Class NE 4.00%, 03/25/2040	141,702	147,567

		1,179,530

Government National Mortgage Association — 0.3%
Series 2013-88, Class WA 4.99%, 06/20/2030(a)	119,477	130,788

See accompanying Notes to the Quarterly Portfolio of Investments.

7

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Par Value($)	Value($)
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Government National Mortgage Association — (Continued)
Series 2002-22, Class GF 6.50%, 03/20/2032	57,931	66,851
Series 2002-51, Class D 6.00%, 07/20/2032	71,555	82,385
Series 2008-50, Class NA 5.50%, 03/16/2037	26,135	27,749
Series 2007-11, Class PE 5.50%, 03/20/2037	44,132	48,976
Series 2013-113, Class UB 3.00%, 11/20/2038	120,271	124,177

		480,926

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,926,192)		2,959,357

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
Federal Home Loan Bank — 0.4%
3.13%, 03/11/2016	165,000	170,132
0.50%, 09/28/2016	305,000	305,406
4.75%, 12/16/2016	170,000	183,436

		658,974

Federal Home Loan Mortgage Corporation — 1.5%
0.50%, 04/17/2015	200,000	200,147
5.25%, 04/18/2016	400,000	423,948
2.50%, 05/27/2016	580,000	596,589
2.00%, 08/25/2016	730,000	748,773
1.00%, 03/08/2017	140,000	141,175
1.25%, 05/12/2017	95,000	96,262
1.00%, 07/28/2017	150,000	151,217

	Par Value($)	Value($)
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation — (Continued)
5.50%, 04/01/2021 Gold Pool #G11941	50,159	54,639
5.50%, 11/01/2021 Gold Pool #G12454	24,844	27,055
5.50%, 04/01/2023 Gold Pool #G13145	41,671	45,505
4.00%, 02/01/2026 Gold Pool #J14494	96,869	103,267
4.00%, 06/01/2026 Gold Pool #J15974	36,699	39,220
4.50%, 06/01/2029 Gold Pool #C91251	32,695	35,547
4.50%, 12/01/2029 Gold Pool #C91281	56,917	61,892
4.50%, 04/01/2030 Gold Pool #C91295	33,080	36,024

		2,761,260

Federal National Mortgage Association — 1.8%
2.38%, 07/28/2015	350,000	353,826
1.63%, 10/26/2015	500,000	505,250
1.50%, 10/28/2015	150,000	151,459
2.25%, 03/15/2016	500,000	510,905
5.00%, 03/15/2016	35,000	36,848
5.25%, 09/15/2016	295,000	318,072
5.00%, 02/13/2017	200,000	217,820
1.13%, 04/27/2017	205,000	207,402
5.38%, 06/12/2017	550,000	608,736
6.00%, 09/01/2019 Pool #735439	8,433	8,842

See accompanying Notes to the Quarterly Portfolio of Investments.

8

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Par Value($)	Value($)
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — (Continued)
5.50%, 06/01/2020 Pool #888601	13,198	13,982
5.00%, 05/01/2023 Pool #254762	25,056	27,677
5.50%, 01/01/2024 Pool #AD0471	23,935	26,251
5.00%, 07/01/2024 Pool #255320	13,094	14,464
5.00%, 12/01/2025 Pool #256045	49,772	54,978
5.50%, 05/01/2028 Pool #257204	39,188	43,877
4.00%, 08/01/2029 Pool #MA0142	50,464	54,420
5.50%, 04/01/2037 Pool #AD0249	54,529	61,343
7.00%, 04/01/2037 Pool #888366	15,354	17,443
5.00%, 10/01/2039 Pool #AC3237	107,852	121,296

		3,354,891

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,700,238)		6,775,125

U.S. TREASURY OBLIGATIONS — 23.6%
U.S. Treasury Notes — 23.6%
0.25%, 03/31/2015	250,000	250,088
0.25%, 05/15/2015	400,000	400,242
0.25%, 08/15/2015	500,000	500,430

	Par Value($)	Value($)
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
0.25%, 09/15/2015	500,000	500,352
0.25%, 09/30/2015	300,000	300,264
0.25%, 10/31/2015	750,000	750,586
0.38%, 11/15/2015	900,000	901,477
0.38%, 03/31/2016	500,000	500,703
0.50%, 07/31/2017	490,000	488,507
0.63%, 05/31/2017	890,000	891,251
0.63%, 08/31/2017	1,105,000	1,103,877
0.63%, 09/30/2017	720,000	718,650
0.63%, 11/30/2017	1,100,000	1,096,648
0.63%, 04/30/2018	1,690,000	1,677,852
0.75%, 06/30/2017	500,000	501,914
0.75%, 10/31/2017	1,405,000	1,406,318
0.75%, 12/31/2017	1,520,000	1,519,406
0.75%, 02/28/2018	450,000	449,156
0.75%, 03/31/2018	275,000	274,184
0.88%, 11/30/2016	300,000	302,438
0.88%, 12/31/2016	410,000	413,171
0.88%, 01/31/2017	2,130,000	2,146,141
0.88%, 02/28/2017	400,000	403,031
0.88%, 04/30/2017	675,000	680,010
0.88%, 01/31/2018	920,000	922,587
1.00%, 08/31/2016	720,000	727,256
1.00%, 09/30/2016	790,000	798,209
1.00%, 10/31/2016	1,220,000	1,232,867
1.00%, 03/31/2017	1,170,000	1,181,700
1.00%, 05/31/2018	490,000	491,838
1.00%, 06/30/2019	175,000	174,125
1.00%, 08/31/2019	240,000	238,425
1.00%, 09/30/2019	440,000	436,734
1.25%, 08/31/2015	700,000	704,593

See accompanying Notes to the Quarterly Portfolio of Investments.

9

PEMBERWICK FUND

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

	Par Value($)	Value($)
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
1.25%, 09/30/2015	1,400,000	1,410,336
1.25%, 10/31/2015	100,000	100,805
1.25%, 10/31/2018	355,000	358,439
1.25%, 11/30/2018	200,000	201,812
1.25%, 01/31/2019	945,000	952,382
1.38%, 11/30/2015	320,000	323,175
1.38%, 06/30/2018	430,000	436,887
1.38%, 02/28/2019	450,000	455,695
1.50%, 06/30/2016	1,390,000	1,413,348
1.50%, 07/31/2016	1,050,000	1,068,457
1.50%, 12/31/2018	180,000	183,305
1.75%, 07/31/2015	150,000	151,242
1.75%, 05/31/2016	1,165,000	1,187,299
1.88%, 06/30/2015	200,000	201,484
1.88%, 09/30/2017	280,000	288,684
1.88%, 10/31/2017	275,000	283,594
2.00%, 01/31/2016	250,000	254,434
2.00%, 04/30/2016	1,635,000	1,669,871
2.13%, 05/31/2015	550,000	553,717
2.13%, 12/31/2015	400,000	407,055
2.13%, 02/29/2016	515,000	525,421
2.25%, 07/31/2018	180,000	188,156
2.38%, 03/31/2016	770,000	789,070
2.38%, 07/31/2017	300,000	313,008
2.50%, 04/30/2015	265,000	266,568
2.63%, 04/30/2016	250,000	257,285
3.00%, 09/30/2016	380,000	396,388
3.13%, 10/31/2016	330,000	345,624

	Par Value($)	Value($)
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
3.13%, 01/31/2017	90,000	94,739
3.13%, 04/30/2017	200,000	211,453
3.25%, 12/31/2016	200,000	210,609
4.13%, 05/15/2015	775,000	783,930
4.25%, 08/15/2015	1,400,000	1,431,090

TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,526,934)		42,800,392

TOTAL INVESTMENTS - 87.4% (Cost $157,507,161)*		158,851,515
OTHER ASSETS IN EXCESS OF LIABILITIES - 12.6%		22,805,825

NET ASSETS - 100.0%		$181,657,340

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$157,507,161

Gross unrealized appreciation	$1,380,197
Gross unrealized depreciation	(35,843)

Net unrealized appreciation	$1,344,354

(a)	Variable or Floating Rate Security. Rate shown is as of January 31, 2015.
(b)	Multi-Step Coupon. Rate disclosed is as of January 31, 2015.

REMICs Real Estate Mortgage Investment Conduit

See accompanying Notes to the Quarterly Portfolio of Investments.

10

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Pemberwick Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at its last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) Stock Market System, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

11

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s assets carried at fair value:

	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$106,276,276	$—	$106,276,276	$—
Government Bonds	40,365	—	40,365	—
Collateralized Mortgage Obligations	2,959,357	—	2,959,357	—
U.S. Government Agency Obligations	6,775,125	—	6,775,125	—
U.S. Treasury Obligations	42,800,392	—	42,800,392	—

Total Investments	$158,851,515	$—	$158,851,515	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

12

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund has an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund has an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

13

POLEN GROWTH FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.0%
Back Office Support, HR, and Consulting — 8.1%
Accenture PLC, Class A	191,560	$16,096,787
Automatic Data Processing, Inc.	168,667	13,920,088

		30,016,875

Biotechnology — 8.4%
Celgene Corp.*	120,635	14,374,867
Regeneron Pharmaceuticals, Inc.*	40,529	16,886,813

		31,261,680

Computer Services Software & Systems — 18.3%
Gartner, Inc.*	158,790	13,373,294
Google, Inc., Class A*	24,907	13,388,758
Google, Inc., Class C*	36,880	19,713,098
Oracle Corp.	512,763	21,479,642

		67,954,792

Computer Technology — 4.8%
Apple, Inc.	150,471	17,629,182

Financial Data & Systems — 12.7%
FactSet Research Systems, Inc.	91,040	13,072,434
MasterCard, Inc., Class A	87,205	7,153,426
Visa, Inc., Class A	104,652	26,676,841

		46,902,701

Foods — 3.9%
Nestle SA, SP ADR	186,520	14,270,645

Leisure Time — 4.7%
priceline.com, Inc.*	17,411	17,576,056

Metal Fabricating — 2.5%
Fastenal Co.	208,397	9,252,827

Pharmaceuticals — 11.0%
Abbott Laboratories	512,362	22,933,323

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals — (Continued)
Allergan, Inc.	81,198	$17,803,473

		40,736,796

Producer Durables: Miscellaneous — 2.8%
WW Grainger, Inc.	44,431	10,478,607

Restaurants — 5.3%
Starbucks Corp.	226,042	19,785,456

Specialty Retail — 8.4%
O’Reilly Automotive, Inc.*	65,126	12,202,007
TJX Cos., Inc. (The)	288,949	19,053,297

		31,255,304

Textiles Apparel & Shoes — 6.1%
NIKE, Inc., Class B	246,910	22,777,448

TOTAL COMMON STOCKS (Cost $ 259,125,340)		359,898,369

TOTAL INVESTMENTS - 97.0% (Cost $ 259,125,340)**		359,898,369

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0%		11,075,198

NET ASSETS - 100.0%		$370,973,567

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$259,125,340

Gross unrealized appreciation	$105,108,630
Gross unrealized depreciation	(4,335,601)

Net unrealized appreciation	$100,773,029

See accompanying Notes to the Quarterly Portfolio of Investments.

1

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 88.9%
Australia — 2.4%
CSL, Ltd.	903	$61,452

		61,452

Cayman Islands — 5.0%
Alibaba Group Holding, Ltd., SP ADR*	612	54,517
Tencent Holdings, Ltd.	4,400	74,213

		128,730

China — 4.3%
Baidu, Inc., SP ADR*	508	110,703

		110,703

Hong Kong — 4.7%
AIA Group, Ltd.	20,600	119,582

		119,582

Ireland — 3.3%
Accenture PLC	1,004	84,366

		84,366

Israel — 2.0%
Check Point Software Technologies, Ltd.*	654	50,469

		50,469

Netherlands — 2.0%
ASML Holding NV	477	49,579

		49,579

Switzerland — 8.0%
Nestle SA	1,581	120,742
SGS SA	44	83,463

		204,205

United Kingdom — 5.2%
ARM Holdings PLC	4,207	65,568
Reckitt Benckiser Group PLC	804	68,047

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
		$133,615

United States — 52.0%
Abbott Laboratories	2,553	114,272
Apple, Inc.	572	67,016
Automatic Data Processing, Inc.	766	63,218
Celgene Corp.*	458	54,575
Facebook, Inc., Class A*	650	49,343
Fastenal Co.	1,346	59,762
Google, Inc., Class C*	220	117,594
MasterCard, Inc., Class A	747	61,276
NIKE, Inc., Class B	1,210	111,623
O’Reilly Automotive, Inc.*	466	87,310
Priceline Group, Inc. (The)*	56	56,531
Regeneron Pharmaceuticals, Inc.*	222	92,499
Starbucks Corp.	1,100	96,283
TJX Cos, Inc. (The)	1,337	88,162
Visa, Inc.	490	124,906
WW Grainger, Inc.	352	83,016

		1,327,386

TOTAL COMMON STOCKS (Cost $2,325,131)		2,270,087

TOTAL INVESTMENTS - 88.9% (Cost $2,325,131)**		$2,270,087
OTHER ASSETS IN EXCESS OF LIABILITIES - 11.1%		283,206

NET ASSETS - 100.0%		$2,553,293

See accompanying Notes to the Quarterly Portfolio of Investments.

2

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$2,325,131

Gross unrealized appreciation	$47,270
Gross unrealized depreciation	(102,314)

Net unrealized depreciation	$(55,044)

See accompanying Notes to the Quarterly Portfolio of Investments.

3

POLEN FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund and Polen Global Growth Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost which approximates fair value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

4

POLEN FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Polen Global Growth Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, the Polen Global Growth Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Funds’ investments carried at fair value:

	Polen Growth Fund
	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$359,898,369	$359,898,369	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

	Polen Global Growth Fund
	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$2,270,087	$1,677,019	$593,068	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices

5

POLEN FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 79.9%
Consumer Discretionary — 18.8%
Advance Auto Parts, Inc.	10,975	$1,745,025
American Public Education, Inc.*	18,850	632,795
Ascena Retail Group, Inc.*	93,750	1,083,750
Carrols Restaurant Group, Inc.*	74,300	591,428
DeVry Education Group, Inc.	16,975	719,910
Fiesta Restaurant Group, Inc.*	30,745	1,816,107
Gildan Activewear, Inc. (Canada)	17,575	1,025,853
GNC Holdings, Inc., Class A.	32,175	1,426,640
Rent-A-Center, Inc.	28,500	976,980
Visteon Corp.*	17,565	1,702,927

		11,721,415

Consumer Staples — 2.2%
SpartanNash Co.	52,275	1,346,604

Energy — 3.2%
Golar LNG, Ltd. (Bermuda) .	25,200	714,672
Noble Corp. (United Kingdom)	57,875	938,733
Ultra Petroleum Corp. (Canada)*	28,475	363,056

		2,016,461

Financials — 10.1%
Charter Financial Corp.	56,000	627,200
INTL FCStone, Inc.*	66,583	1,283,720
Northrim BanCorp, Inc.	11,700	242,541
Oppenheimer Holdings, Inc., Class A	18,943	374,124
Raymond James Financial, Inc.	19,600	1,031,352

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financials — (Continued)
State Bank Financial Corp.	34,000	$620,840
Suffolk Bancorp	16,500	379,500
Synovus Financial Corp.	24,014	618,841
Valley National Bancorp	65,059	590,736
Willis Group Holdings PLC (Ireland)	12,525	542,332

		6,311,186

Health Care — 17.1%
Actavis PLC (Ireland)*	9,512	2,535,328
Alere, Inc.*	51,750	2,105,708
Universal Health Services, Inc., Class B	13,900	1,425,167
Valeant Pharmaceuticals International, Inc. (Canada)*	20,250	3,239,392
Zimmer Holdings, Inc.	11,975	1,342,397

		10,647,992

Industrials — 6.3%
Air Transport Services Group, Inc.*	125,900	1,048,747
GenCorp, Inc.*	62,450	1,049,160
MSA Safety, Inc.	13,575	592,685
Progressive Waste Solutions Ltd. (Canada)	21,500	613,180
Titan International, Inc.	28,750	257,025
Triumph Group, Inc.	6,085	347,210

		3,908,007

Information Technology — 16.9%
ACI Worldwide, Inc.*	30,000	554,100
CA, Inc.	56,537	1,713,071
Electro Rent Corp.	29,180	376,130
Global Cash Access Holdings, Inc.*	89,671	592,725

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Imation Corp.*	184,640	$694,246
Mentor Graphics Corp.	74,625	1,717,121
Progress Software Corp.*	22,762	570,188
Quantum Corp.*	536,075	846,999
QuinStreet, Inc.*	193,786	992,184
VASCO Data Security International, Inc.*	116,325	2,500,987

		10,557,751

Materials — 4.3%
Celanese Corp.	16,525	888,384
Pope Resources LP	12,100	756,250
Tronox Ltd., Class A (Australia)	47,900	1,012,606

		2,657,240

Utilities — 1.0%
National Fuel Gas Co.	9,850	624,786

TOTAL COMMON STOCKS (Cost $34,331,269)		49,791,442

Value
TOTAL INVESTMENTS - 79.9% (Cost $34,331,269)**	$49,791,442
OTHER ASSETS IN EXCESS OF LIABILITIES - 20.1%	12,545,870

NET ASSETS - 100.0%	$62,337,312

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$34,331,269

Gross unrealized appreciation	$17,720,130
Gross unrealized depreciation	(2,259,957)

Net unrealized appreciation	$15,460,173

PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Private Capital Management Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$49,791,442	$49,791,442	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

QUALITY DIVIDEND FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.4%
Chemicals — 3.6%
The Dow Chemical Co.	38,559	$1,741,324

Commercial Banks — 3.2%
Bank of Montreal (Canada) .	26,856	1,543,683

Communications Equipment — 3.3%
Cisco Systems, Inc.	62,004	1,634,736

Computers & Peripherals — 3.3%
Seagate Technology PLC (Ireland)	28,690	1,619,264

Diversified Telecommunication Services — 10.2%
AT&T, Inc.	50,823	1,673,093
BCE, Inc. (Canada)	36,037	1,655,900
Verizon Communications, Inc.	36,044	1,647,571

		4,976,564

Electric Utilities — 6.7%
Duke Energy Corp.	19,106	1,664,897
The Southern Co.	32,303	1,638,408

		3,303,305

Food Products — 3.5%
Kraft Foods Group, Inc.	26,135	1,707,661

Hotels, Restaurants & Leisure — 3.5%
McDonald’s Corp.	18,704	1,728,998

Household Products — 3.3%
Kimberly-Clark Corp.	15,150	1,635,594

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial Conglomerates — 3.4%
General Electric Co.	69,720	$1,665,611

Multiline Retail — 3.5%
Target Corp.	23,199	1,707,678

Multi-Utilities — 3.5%
Consolidated Edison, Inc.	24,405	1,690,778

Oil, Gas & Consumable Fuels — 17.0%
Buckeye Partners L.P. †	22,325	1,624,590
Enbridge Energy Partners L.P. †	43,547	1,714,010
Energy Transfer Partners L.P. †	27,865	1,710,911
Kinder Morgan, Inc.	40,334	1,655,711
Royal Dutch Shell PLC, ADR	25,915	1,592,477

		8,297,699

Pharmaceuticals — 6.7%
GlaxoSmithKline PLC, SP ADR	37,337	1,642,828
Pfizer, Inc.	52,137	1,629,281

		3,272,109

REIT — 14.1%
Digital Realty Trust, Inc.	23,051	1,681,340
Health Care REIT, Inc.	21,265	1,742,667
Iron Mountain, Inc.	42,536	1,694,634
Omega Healthcare Investors, Inc.	40,696	1,784,927

		6,903,568

Software — 3.2%
Microsoft Corp.	39,326	1,588,770

See accompanying Notes to the Quarterly Portfolio of Investments.

1

QUALITY DIVIDEND FUND

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Tobacco — 3.4%
Philip Morris International, Inc.	20,598	$1,652,784

TOTAL COMMON STOCKS (Cost $43,780,122)		46,670,126

EXCHANGE TRADED FUND — 2.1%
SPDR S&P Dividend ETF	13,096	1,007,213
TOTAL EXCHANGE TRADED FUND (Cost $1,013,320)		1,007,213

TOTAL INVESTMENTS - 97.5% (Cost $44,793,442)*		47,677,339

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%		1,246,738

NET ASSETS - 100.0%		$48,924,077

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$44,793,442

Gross unrealized appreciation	$4,007,684
Gross unrealized depreciation	(1,123,787)

Net unrealized appreciation	$2,883,897

ADR	American Depositary Receipt
L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored Depositary Receipt
†	Master Limited Partnerships

See accompanying Notes to the Quarterly Portfolio of Investments.

2

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Quality Dividend Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—  Level 1 — quoted prices in active markets for identical securities;

—   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—   Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$47,677,339	$47,677,339	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

4

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

SIRIOS FOCUS FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.9%
Communications — 22.4%
DISH Network Corp., Class A*	38,841	$2,732,463
Google, Inc., Class A*	2,313	1,243,353
Time Warner, Inc.	34,621	2,698,015
T-Mobile US, Inc.*	57,953	1,749,022
Verizon Communications, Inc.	27,258	1,245,963
Viacom, Inc., Class B	12,037	775,424

		10,444,240

Consumer Discretionary — 8.1%
Carnival Corp. (Panama)	31,952	1,404,610
Penske Automotive Group, Inc.	20,697	1,000,700
Service Corp. International	11,136	252,008
Sirius XM Holdings, Inc.*	164,665	584,561
Whirlpool Corp.	2,732	543,887

		3,785,766

Consumer Staples — 6.6%
Constellation Brands, Inc., Class A*	28,042	3,097,239

Financials — 26.0%
Affiliated Managers Group, Inc.*	4,408	905,932
Bank of America Corp.	161,884	2,452,543
Colony Financial, Inc. REIT	42,191	1,056,885
Comerica, Inc.	20,553	852,949
JPMorgan Chase & Co.	10,089	548,640
KeyCorp.	46,349	602,074
Lamar Advertising Co. REIT	15,100	845,902
NorthStar Realty Finance Corp. REIT	136,132	2,574,256
Signature Bank*	19,827	2,322,336

		12,161,517

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care — 16.3%
Becton Dickinson and Co.	15,332	$2,117,042
Endo International PLC (Ireland)*	4,539	361,350
Gilead Sciences, Inc.*	11,153	1,169,169
HCA Holdings, Inc.*	5,629	398,533
Merck & Co., Inc.	13,456	811,128
Universal Health Services, Inc., Class B	8,962	918,874
Valeant Pharmaceuticals International, Inc. (Canada)*	11,388	1,821,738

		7,597,834

Industrials — 13.8%
Acuity Brands, Inc.	11,540	1,729,731
Airbus Group NV (France)	26,556	1,416,384
JB Hunt Transport Services, Inc.	3,177	252,921
Old Dominion Freight Line, Inc.*	11,731	822,578
Precision Castparts Corp.	4,482	896,848
Saia, Inc.*	14,503	610,721
Union Pacific Corp.	6,263	734,086

		6,463,269

Materials — 2.7%
Monsanto Co.	4,298	507,078
Sherwin-Williams Co. (The)	2,770	751,418

		1,258,496

TOTAL COMMON STOCKS (Cost $40,846,046)		44,808,361

See accompanying Notes to the Quarterly Portfolio of Investments.

1

SIRIOS FOCUS FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
WARRANTS — 0.9%
United States — 0.9%
JPMorgan Chase & Co., strike price @ $42.42, Expires 10/28/18*	28,036	$425,586

TOTAL WARRANTS (Cost $499,878)		425,586

SHORT-TERM INVESTMENTS — 22.0%
Money Market Fund — 10.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%(a)	4,792,988	4,792,988

	Par Value
U.S. Treasury Obligations — 11.8%
U.S. Treasury Bill 0.06%07/23/2015(b)	$1,500,000	1,499,590
U.S. Treasury Bill 0.17%09/17/2015(b)	4,000,000	3,997,920

		5,497,510

TOTAL SHORT-TERM INVESTMENTS (Cost $10,288,357)		10,290,498

Value
TOTAL INVESTMENTS - 118.8% (Cost $51,634,281)**	$55,524,445
LIABILITIES IN EXCESS OF OTHER ASSETS - (18.8)%	(8,784,494)

NET ASSETS - 100.0%	$46,739,951

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$51,634,281

Gross unrealized appreciation	$4,484,538
Gross unrealized depreciation	(594,374)

Net unrealized appreciation	$3,890,164

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2015.
(b)	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

SIRIOS FOCUS FUND

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

Forward foreign currency contracts outstanding as of January 31, 2015 were as follows:

Currency Purchased		Currency Sold		Settle Date	Counterparty	Unrealized Appreciation/ (Depreciation)
EUR	79,124	USD	89,386	02/03/15	BNY	$ 27
EUR	641,000	USD	741,373	04/23/15	BNY	(16,480)
USD	2,231,182	EUR	1,889,000	04/23/15	BNY	94,953

Net unrealized appreciation on forward foreign currency contracts:						$ 78,500

Legend
BNY	Bank of New York Mellon
EUR	Euro
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

3

SIRIOS FOCUS FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Sirios Focus Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If therewere no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

4

SIRIOS FOCUS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

The fair values of each Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s assets carried at fair value:

	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$44,808,361	$44,808,361	$—	$—
Warrants	425,586	425,586	—	—
Short-Term Investments	10,290,498	4,792,988	5,497,510	—
Derivatives:
Foreign Currency Contracts Forward Foreign Currency Contracts	94,980	—	94,980	—

Total Assets	$55,619,425	$50,026,935	$5,592,490	$—

Derivatives:
Foreign Currency Contracts Forward Foreign Currency Contracts	$(16,480)	$—	$(16,480)	$—

Total Liabilities	$(16,480)	$—	$(16,480)	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

5

SIRIOS FOCUS FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also require the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2015, there were no significant transfers between Levels 1, 2 and 3 for the Fund.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.2%
Consumer Discretionary — 20.2%
Coach, Inc.	48,493	$1,803,455
GameStop Corp., Class A	55,596	1,959,759
Mattel, Inc.	62,073	1,669,764
McDonald’s Corp.	24,570	2,271,251
Omnicom Group, Inc.	34,261	2,494,201
Six Flags Entertainment Corp.	64,808	2,784,152
Tupperware Brands Corp.	28,449	1,923,437

		14,906,019

Consumer Staples — 30.4%
Altria Group, Inc.	62,711	3,329,954
Coca-Cola Co. (The)	60,779	2,502,271
Dr Pepper Snapple Group, Inc.	43,961	3,396,866
Kellogg Co.	36,210	2,374,652
Kraft Foods Group, Inc.	40,735	2,661,625
Lorillard, Inc.	43,961	2,884,281
Philip Morris International, Inc.	28,449	2,282,748
Reynolds American, Inc.	43,961	2,987,150

		22,419,547

Energy — 9.0%
Chevron Corp.	20,047	2,055,419
CVR Energy, Inc.	52,374	2,006,972
PBF Energy, Inc., Class A	91,802	2,579,636

		6,642,027

Health Care — 6.8%
Merck & Co., Inc.	43,308	2,610,606
Pfizer, Inc.	76,288	2,384,000

		4,994,606

Industrials — 6.3%
General Electric Co.	91,802	2,193,150

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrials — (Continued)
RR Donnelley & Sons Co.	148,796	$2,450,670

		4,643,820

Information Technology — 17.6%
CA, Inc.	76,288	2,311,526
Cisco Systems, Inc.	104,091	2,744,359
Intel Corp.	89,869	2,969,272
Lexmark International, Inc., Class A	51,723	2,064,265
Symantec Corp.	117,021	2,898,610

		12,988,032

Telecommunication Services — 8.9%
AT&T, Inc.	66,592	2,192,208
Verizon Communications, Inc.	48,493	2,216,615
Windstream Holdings, Inc.	274,117	2,179,230

		6,588,053

TOTAL COMMON STOCKS (Cost $73,873,290)		73,182,104

See accompanying Notes to the Quarterly Portfolio of Investments.

1

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENT — 0.7%
Money Market Fund — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%(a)	508,180	$508,180

TOTAL SHORT-TERM INVESTMENT (Cost $508,180)		508,180

TOTAL INVESTMENTS — 99.9% (Cost $74,381,470)*		73,690,284
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		58,712

NET ASSETS — 100.0%		$73,748,996

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$74,381,470

Gross unrealized appreciation	$2,148,600
Gross unrealized depreciation	(2,839,786)

Net unrealized depreciation	$(691,186)

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2015.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The SkyBridge Dividend Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

3

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/15	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$73,182,104	$73,182,104	$—	$—
Short-Term Investment	508,180	508,180	—	—

Total Investments	$73,690,284	$73,690,284	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the

4

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

WHV INTERNATIONAL EQUITY FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 90.1%
Australia — 4.4%
BHP Billiton, Ltd., SP ADR	366,530	$16,981,335

Bermuda — 4.7%
Bunge, Ltd.	20,415	1,827,755
Nabors Industries Ltd.	1,110,957	12,787,115
PartnerRe Ltd.	30,180	3,452,592

		18,067,462

Brazil — 1.6%
Vale SA, SP ADR	875,545	6,155,081

Canada — 28.2%
Agrium, Inc.	100,265	10,693,262
Brookfield Asset Management, Inc., Class A	101,985	5,199,195
Canadian National Railway Co.	304,740	20,106,745
Canadian Natural Resources, Ltd.	555,700	16,081,958
Canadian Pacific Railway, Ltd.	150,275	26,248,534
Ensign Energy Services, Inc.	20,035	138,803
Finning International, Inc.	22,125	367,275
Manulife Financial Corp.	46,480	747,398
Potash Corp. of Saskatchewan, Inc.	291,430	10,648,852
Suncor Energy, Inc.	574,870	17,136,875
Teck Resources, Ltd., Class B	113,775	1,465,422

		108,834,319

Curacao — 5.1%
Schlumberger, Ltd.	240,670	19,828,801

France — 0.3%
AXA SA, SP ADR	43,890	1,032,732

	Number of Shares	Value
COMMON STOCKS — (Continued)
Germany — 2.5%
BASF SE, SP ADR	109,830	$9,836,375

Ireland — 10.7%
Allegion PLC	59,835	3,231,688
Eaton Corp. PLC	161,281	10,175,218
Ingersoll-Rand PLC	181,905	12,078,492
Weatherford International PLC*	1,509,285	15,590,914

		41,076,312

Luxembourg — 3.5%
Tenaris SA, ADR	478,895	13,523,995

Netherlands — 4.4%
Core Laboratories NV	74,300	6,891,325
Unilever NV, New York Registry Shares	234,875	10,186,529

		17,077,854

Norway — 0.2%
Yara International ASA, ADR	16,435	858,729

Switzerland — 9.6%
Nestle SA, SP ADR	224,070	17,143,596
Novartis AG, ADR	167,655	16,329,597
Syngenta AG, ADR	24,850	1,617,238
UBS Group AG	113,385	1,891,262

		36,981,693

United Kingdom — 14.9%
British American Tobacco PLC, SP ADR	105,560	11,891,334
Diageo PLC, SP ADR	97,625	11,532,441
Ensco PLC, Class A	184,025	5,160,061
Noble Corp. PLC	582,805	9,453,097

See accompanying Notes to the Quarterly Portfolio of Investments.

1

WHV INTERNATIONAL EQUITY FUND

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Rio Tinto PLC, SP ADR	437,235	$19,295,181

		57,332,114

TOTAL COMMON STOCKS (Cost $335,869,259)		347,586,802

TOTAL INVESTMENTS - 90.1% (Cost $335,869,259)**		347,586,802
OTHER ASSETS IN EXCESS OF LIABILITIES - 9.9%		38,066,766

NET ASSETS - 100.0%		$385,653,568

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$335,869,259

Gross unrealized appreciation	$72,678,631
Gross unrealized depreciation	(60,961,088)

Net unrealized appreciation	$11,717,543

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

2

WHV INTERNATIONAL EQUITY FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV International Equity Fund (The “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost which approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

3

WHV INTERNATIONAL EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$347,586,802	$347,586,802	$—	$—

*	Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

WHV INTERNATIONAL EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

For the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 75.6%
Auto Manufacturers — 4.1%
FCA US LLC/CG Co-Issuer, Inc. 8.25%, 06/15/2021	$150,000	$166,875

Commercial Services — 6.4%
Hertz Corp. (The) 7.50%, 10/15/2018	250,000	258,750

Computers — 4.5%
SunGard Data Systems, Inc. 7.38%, 11/15/2018	175,000	181,781

Food — 14.1%
Albertsons Holdings, LLC/Saturn Acquisition Merger Sub, Inc. 7.75%, 10/15/2022(a)	300,000	308,640
US Foods, Inc. 8.50%, 06/30/2019	250,000	263,438

		572,078

Healthcare-Products — 4.1%
Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, 11/01/2018	150,000	164,625

Lodging — 3.9%
Marina District Finance Co., Inc. 9.88%, 08/15/2018	150,000	157,125

Media — 3.9%
Univision Communications, Inc. 6.88%, 05/15/2019(a)	150,000	156,375

Retail — 10.8%
Michaels FinCo Holdings, LLC / Michaels FinCo, Inc. 7.50% PIK, 08/01/2018(a)	150,000	153,375
Neiman Marcus Group Ltd., LLC 8.00%, 10/15/2021(a)	275,000	284,625

		438,000

Semiconductors — 6.8%
Freescale Semiconductor, Inc. 10.75%, 08/01/2020	250,000	273,750

Software — 7.8%
First Data Corp. 11.75%, 08/15/2021	275,000	316,594

Telecommunications — 9.2%
Intelsat Jackson Holdings SA 7.50%, 04/01/2021	175,000	185,500

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Telecommunications — (Continued)
Level 3 Financing, Inc. 8.13%, 07/01/2019	$175,000	$185,719

		371,219

TOTAL CORPORATE BONDS AND NOTES (Cost $3,058,927)		3,057,172

	Number of Shares
SHORT-TERM INVESTMENT — 20.0%
MONEY MARKET FUND — 20.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.01%(b)	811,029	811,029
TOTAL SHORT-TERM INVESTMENT (Cost $811,029)		811,029
TOTAL INVESTMENTS - 95.6% (Cost $3,869,956)*		3,868,201
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.4%		176,765

NET ASSETS - 100.0%		$4,044,966

*	The cost and unrealized appreciation and unrealized depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$3,869,956

Gross unrealized appreciation	$5,187
Gross unrealized depreciation	(6,942)

Net unrealized depreciation	$(1,755)

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2015, these securities amounted to $903,015 or 22.3% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2015.

Legend:

PIK	Payment-In-Kind

See accompanying Notes to the Quarterly Portfolio of Investments.

1

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV/Acuity Tactical Credit Long/Short Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$3,057,172	$—	$3,057,172	$—
Short-Term Investment	811,029	811,029	—	—

Total Investments	$3,868,201	$811,029	$3,057,172	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.6%
Australia — 5.0%
Domino’s Pizza Enterprises, Ltd.	581	$11,746
Echo Entertainment Group, Ltd.	2,896	9,049
M2 Group, Ltd.	1,431	9,968
Orora, Ltd.	6,776	11,151
Sirtex Medical, Ltd.	545	11,363
Slater & Gordon, Ltd.	1,861	9,551
Vocus Communications, Ltd.	2,114	10,174

		73,002

Austria — 0.7%
ams AG	275	10,764

Brazil — 1.2%
Raia Drogasil SA	1,034	9,961
Smiles SA	514	8,093

		18,054

Canada — 2.6%
IMAX Corp.*	285	9,499
Sierra Wireless, Inc.*	283	10,219
TransForce, Inc.	372	8,443
WestJet Airlines, Ltd.	389	9,313

		37,474

China — 3.6%
China Medical System Holdings, Ltd.	7,033	12,165
China Pioneer Pharma Holdings, Ltd.	13,362	9,914
CT Environmental Group, Ltd.	9,707	9,698
Sinotrans Ltd., Class H	14,231	10,063

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Sunny Optical Technology Group Co., Ltd.	7,159	$10,859

		52,699

Denmark — 1.5%
Bavarian Nordic A/S*	374	11,517
Genmab A/S*	154	10,319

		21,836

Finland — 0.7%
Valmet OYJ	813	10,469

France — 0.7%
UBISOFT Entertainment*	521	10,458

Germany — 3.7%
Bechtle AG	112	9,465
Dialog Semiconductor PLC*	341	13,041
KUKA AG	160	10,816
Stroeer Media SE	371	10,799
TAG Immobilien AG	750	9,742

		53,863

Greece — 0.8%
Aegean Marine Petroleum Network, Inc.	815	11,239

Hong Kong — 3.4%
China Traditional Chinese Medicine Co., Ltd.*	16,767	10,986
Haitong International Securities Group, Ltd.	14,504	9,118
Huabao International Holdings, Ltd.	12,534	9,877
Shenzhen International Holdings, Ltd.	5,901	8,504

See accompanying Notes to the Quarterly Portfolio of Investments.

1

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Hong Kong — (Continued)
SmarTone Telecommunications Holdings, Ltd.	5,871	$10,294

		48,779

India — 0.7%
WNS Holdings, Ltd., ADR*	432	9,720

Indonesia — 3.2%
Adhi Karya Persero Tbk PT	35,581	10,295
Pembangunan Perumahan Persero Tbk PT	43,582	13,351
Summarecon Agung Tbk PT	68,782	8,892
Waskita Karya Persero Tbk PT	103,382	13,868

		46,406

Ireland — 0.7%
Kingspan Group PLC	534	9,649

Israel — 2.4%
Frutarom Industries, Ltd.	351	10,998
NICE-Systems, Ltd., SP ADR	199	9,741
Tower Semiconductor, Ltd.*	888	13,471

		34,210

Italy — 2.1%
Brembo SpA	303	10,678
Interpump Group SpA	685	9,763
Recordati SpA	597	9,866

		30,307

Japan — 21.9%
ABC-Mart, Inc.	185	9,228
Ain Pharmaciez, Inc.	358	11,538
Alpine Electronics, Inc.	608	9,403

	Number of Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Colowide Co. Ltd.	776	$13,089
COOKPAD, Inc.	239	9,566
Cosmos Pharmaceutical Corp.	78	12,569
Fancl Corp.	720	11,524
Foster Electric Co., Ltd.	608	11,422
Harmonic Drive Systems, Inc.	628	9,952
HIS Co., Ltd.	281	9,635
Hoshizaki Electric Co., Ltd.	211	10,697
Juki Corp.	3,062	10,009
Kinden Corp.	818	9,689
Kobe Bussan Co., Ltd.	328	13,552
Kose Corp.	244	10,924
Kura Corp.	391	11,780
Kusuri No Aoki Co., Ltd.	183	12,157
Mabuchi Motor Co., Ltd.	250	10,279
Nihon M&A Center, Inc.	322	11,175
Nishi-Nippon City Bank, Ltd. (The)	3,085	10,018
Nissan Chemical Industries, Ltd.	492	9,058
Outsourcing, Inc.	556	8,594
Pigeon Corp.	176	10,989
Saizeriya Co., Ltd.	633	10,247
Sanken Electric Co., Ltd.	1,117	9,136
Seiko Holdings Corp.	1,891	10,314
Shimadzu Corp.	1,047	10,878
Takara Leben Co., Ltd.	1,923	10,031
Teikoku Sen-I Co., Ltd.	479	9,961
Topcon Corp.	441	8,739

		316,153

See accompanying Notes to the Quarterly Portfolio of Investments.

2

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Malta — 0.8%
Unibet Group PLC	187	$11,131

Mexico — 1.5%
Compartamos SAB de CV*	4,883	9,274
Gruma SAB de CV, Class B	1,128	12,078

		21,352

Netherlands — 1.6%
BE Semiconductor Industries NV	557	11,305
Euronext NV*(a)	387	12,514

		23,819

New Zealand — 0.7%
Air New Zealand, Ltd.	5,449	10,309

Norway — 1.4%
Nordic Semiconductor ASA	1,493	10,311
Opera Software ASA	767	10,161

		20,472

Philippines — 1.7%
Energy Development Corp.	64,809	12,534
GT Capital Holdings, Inc.	416	11,387

		23,921

Singapore — 0.8%
Singapore Post, Ltd.	7,258	11,474

South Africa — 1.5%
Foschini Group, Ltd. (The)	727	10,423
Lewis Group, Ltd.	1,509	11,779

		22,202

South Korea — 9.7%
CJ CGV Co., Ltd.	185	10,286
DNF Co., Ltd.*	568	10,655
Fila Korea, Ltd.	95	9,512

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
Hanssem Co., Ltd.*	98	$13,754
i-SENS, Inc.*	171	9,790
Kginicis Co., Ltd.	459	10,319
KH Vatec Co., Ltd.*	272	10,049
KONA I Co., Ltd.	307	9,569
Mediaplex, Inc.*	1,911	10,013
Medy-Tox, Inc.	37	12,432
Nice Information & Telecommunication, Inc.*	428	11,117
TES Co., Ltd.	614	9,105
Tovis Co., Ltd.	789	14,189

		140,790

Sweden — 3.6%
Axfood AB	166	10,081
BillerudKorsnas AB	698	10,595
Haldex AB	773	10,438
Net Entertainment NE AB, Class B	400	12,674
Nibe Industrier AB, Class B	312	7,926

		51,714

Switzerland — 0.8%
U-Blox AG	77	11,009

Taiwan — 9.3%
Apex Medical Corp.	4,413	8,091
China Airlines, Ltd.*	23,357	11,785
Ennoconn Corp.	1,287	10,490
Hota Industrial Manufacturing Co., Ltd.	6,036	10,802
Lotes Co., Ltd.	2,102	9,176
MPI Corp.	2,738	9,332
Novatek Microelectronics Corp.	1,887	10,379
PChome Online, Inc.	932	10,429

See accompanying Notes to the Quarterly Portfolio of Investments.

3

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
Sitronix Technology Corp.	3,598	$11,780
Taiwan PCB Techvest Co., Ltd.	5,714	9,152
Vanguard International Semiconductor Corp.	5,881	9,961
Wan Hai Lines, Ltd.	13,354	14,163
Yageo Corp.	5,193	9,300

		134,840

Thailand — 1.7%
Delta Electronics Thailand PCL	5,065	11,443
Srisawad Power 1979 PCL*	12,850	12,697

		24,140

Turkey — 2.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,067	10,028
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	2,218	9,806
Karsan Otomotiv Sanayii Ve Ticaret AS*	13,641	9,385
Petkim Petrokimya Holding AS	5,586	8,709

37,928

United Kingdom — 3.0%
AA PLC*	1,935	10,396
Howden Joinery Group PLC	1,800	11,487
Just Eat PLC*	2,114	11,351
Travelport Worldwide, Ltd.	622	9,697

		42,931

TOTAL COMMON STOCKS (Cost $1,316,222)		1,383,114

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 2.5%
India — 2.5%
Market Vectors India Small-Cap Index ETF	760	$36,039

TOTAL EXCHANGE TRADED FUNDS (Cost $36,268)		36,039

REGISTERED INVESTMENT COMPANY — 14.0%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares	201,865	201,865

TOTAL REGISTERED INVESTMENT COMPANY (Cost $201,865)		201,865

TOTAL INVESTMENTS - 112.1% (Cost $1,554,355)**		1,621,018
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.1)%		(175,108)

NET ASSETS - 100.0%		$1,445,910

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$1,554,355

Gross unrealized appreciation	$91,789
Gross unrealized depreciation	(25,126)

Net unrealized appreciation	$66,663

See accompanying Notes to the Quarterly Portfolio of Investments.

4

WHV/EAM FUNDS

WHV/EAM International Small Cap Equity Fund

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2015, these securities amounted to $12,514 or 0.0% of net assets. These securities have been determined by the Adviser to be liquid securities.

Legend:

PLC	Public Limited Company
ADR	American Depositary Receipt
SP ADR	Sponsored Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

5

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 90.3%
Brazil — 2.1%
Qualicorp SA*	841	$8,321
Raia Drogasil SA	837	8,064
Smiles SA	439	6,912

		23,297

China — 6.2%
China Machinery Engineering Corp., Class H	9,005	7,641
China Medical System Holdings, Ltd.	5,054	8,742
CT Environmental Group, Ltd.	8,909	8,901
Hollysys Automation Technologies, Ltd.	358	9,018
Shenzhen Expressway Co. Ltd., Class H	10,722	8,337
Sinotrans Ltd., Class H	12,761	9,024
Wasion Group Holdings, Ltd.	8,049	7,480
Zhejiang Expressway Co., Ltd., Class H	7,133	9,077

		68,220

Greece — 0.8%
Aegean Marine Petroleum Network, Inc.	614	8,467

Hong Kong — 4.5%
Blue Sky Power Holdings, Ltd.*	161,933	8,130
China Traditional Chinese Medicine Co., Ltd.*	15,064	9,870
China Travel International Investment Hong Kong, Ltd.	23,561	7,732

	Number of Shares	Value
COMMON STOCKS — (Continued)
Hong Kong — (Continued)
Haitong International Securities Group, Ltd.	12,142	$7,633
Huabao International Holdings, Ltd.	9,895	7,797
SmarTone Telecommunications Holdings, Ltd.	4,847	8,498

		49,660

India — 0.7%
WNS Holdings, Ltd., ADR*	353	7,943

Indonesia — 6.0%
Adhi Karya Persero Tbk PT	27,641	7,997
Matahari Putra Prima Tbk PT	30,324	9,097
Pakuwon Jati Tbk PT	204,439	8,016
Pembangunan Perumahan Persero Tbk PT	30,759	9,423
Summarecon Agung Tbk PT	61,115	7,901
Waskita Karya Persero Tbk PT	90,612	12,155
Wijaya Karya Beton Tbk PT*	106,094	11,386

		65,975

Mexico — 2.8%
Compartamos SAB de CV*	3,512	6,671
Gruma SAB de CV, Class B	782	8,373
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,165	7,703

See accompanying Notes to the Quarterly Portfolio of Investments.

6

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Mexico — (Continued)
Grupo Aeroportuario Del Sureste SAB de CV, Class B*	606	$7,948

		30,695

Philippines — 5.9%
Cebu Air, Inc.	3,968	8,522
D&L Industries, Inc.	27,855	10,705
Energy Development Corp.	51,302	9,922
First Gen Corp.	11,935	8,409
GT Capital Holdings, Inc.	364	9,964
Jollibee Foods Corp.	1,744	9,156
Robinsons Retail Holdings, Inc.	4,892	8,787

		65,465

South Africa — 9.8%
Alexander Forbes Group Holdings, Ltd.*	9,836	8,024
AVI Ltd.	1,220	8,841
Capitec Bank Holdings, Ltd.	312	10,229
Clicks Group, Ltd.	1,231	9,548
Coronation Fund Managers, Ltd.	855	7,567
Foschini Group, Ltd. (The)	597	8,560
MMI Holdings, Ltd.	3,052	8,211
Mr. Price Group, Ltd.	417	9,445
Netcare, Ltd.	3,021	10,029
Rand Merchant Insurance Holdings, Ltd.	2,493	9,096
SPAR Group, Ltd. (The)	617	9,733
Telkom SA SOC, Ltd.	1,505	8,994

		108,277

South Korea — 15.8%
AK Holdings, Inc.	111	10,286

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
Asiana Airlines, Inc.*	1,196	$9,438
BGF Retail Co., Ltd.	123	9,077
Bioland, Ltd.	387	8,629
CJ CGV Co., Ltd.	140	7,784
Fila Korea, Ltd.	71	7,109
Hansae Co., Ltd.*	259	8,990
Hanssem Co., Ltd.*	72	10,105
Heung-A Shipping Co., Ltd.*	3,960	10,089
i-SENS, Inc.*	132	7,557
Kginicis Co., Ltd.	373	8,386
KH Vatec Co., Ltd.*	211	7,795
KONA I Co., Ltd.	254	7,905
Medy-Tox, Inc.	26	8,736
Nice Information & Telecommunication, Inc.*	326	8,468
OCI Materials Co., Ltd.*	178	10,457
Partron Co., Ltd.	647	7,312
Samlip General Foods Co., Ltd.*	61	10,786
Silicon Works Co. Ltd.	300	7,903
TES Co., Ltd.	466	6,910

		173,722

Taiwan — 21.1%
Advanced Wireless Semiconductor Co.*	7,188	10,679
Advantech Co., Ltd.	1	5
Apex Medical Corp.	3,808	6,981
Boardtek Electronics Corp.	5,784	8,003
China Airlines, Ltd.*	19,200	9,687
Elite Material Co. Ltd.	6,164	8,305
Ennoconn Corp.	1,076	8,771
Etron Technology, Inc.*	13,478	8,187

See accompanying Notes to the Quarterly Portfolio of Investments.

7

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
Evergreen Marine Corp., Ltd.*	11,784	$8,396
Flytech Technology Co., Ltd.	1	2
Giant Manufacturing Co., Ltd.	885	7,724
Hermes Microvision, Inc.	168	7,933
Hota Industrial Manufacturing Co., Ltd.	4,537	8,119
Kinpo Electronics*	16,848	7,871
Lotes Co., Ltd.	1,712	7,473
MPI Corp.	2,136	7,280
Novatek Microelectronics Corp.	1,540	8,471
PChome Online, Inc.	780	8,728
Portwell, Inc.	4,409	8,072
Sitronix Technology Corp.	3,538	11,584
Swancor Ind Co., Ltd.	1,917	9,007
Taiwan Paiho, Ltd.	5,503	9,304
Taiwan PCB Techvest Co., Ltd.	4,730	7,576
TrueLight Corp.	8,325	11,009
Vanguard International Semiconductor Corp.	4,777	8,091
Voltronic Power Technology Corp.	919	8,291
Wan Hai Lines, Ltd.	9,905	10,505
WT Microelectronics Co., Ltd.	6,004	7,837
Yageo Corp.	4,499	8,057

		231,948

Thailand — 8.2%
Bangkok Metro PCL*	118,687	6,890
Better World Green PCL	42,025	8,664

	Number of Shares	Value
COMMON STOCKS — (Continued)
Thailand — (Continued)
Bumrungrad Hospital PCL	2,145	$10,203
Delta Electronics Thailand PCL	4,009	9,057
General Engineering PCL*	252,245	8,386
Hana Microelectronics PCL	6,162	7,556
Italian-Thai Development PCL*	34,911	9,453
Samart Corp. PCL	8,548	10,562
Srisawad Power 1979 PCL*	10,568	10,442
Thai Union Frozen Products PCL	13,110	8,681

		89,894

Turkey — 5.7%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,693	8,213
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,825	8,069
Gubre Fabrikalari TAS	3,614	8,214
Karsan Otomotiv Sanayii Ve Ticaret AS*	11,396	7,840
Petkim Petrokimya Holding AS	4,877	7,603
Tofas Turk Otomobil Fabrikasi AS	1,121	7,462
Turk Traktor ve Ziraat Makineleri AS	222	7,333
Turkiye Sise ve Cam Fabrikalari AS	4,854	7,577

		62,311

United States — 0.7%
Eros International PLC*	396	7,429

TOTAL COMMON STOCKS (Cost $938,546)		993,303

See accompanying Notes to the Quarterly Portfolio of Investments.

8

WHV/EAM FUNDS

WHV/EAM Emerging Markets Small Cap Equity Fund

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

	Number of Shares	Value
PREFERRED STOCK — 0.7%
Brazil — 0.7%
Suzano Papel e Celulose SA	1,949	$7,896

TOTAL PREFERRED STOCK (Cost $8,240)		7,896

EXCHANGE TRADED FUNDS — 4.5%
India — 4.5%
Market Vectors India Small-Cap Index ETF	1,043	49,459

TOTAL EXCHANGE TRADED FUNDS (Cost $48,958)		49,459

	Number of Shares	Value
REGISTERED INVESTMENT COMPANY — 12.5%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares	137,702	$137,702

TOTAL REGISTERED INVESTMENT COMPANY (Cost $137,702)		137,702

TOTAL INVESTMENTS - 108.0% (Cost $1,133,446)**		1,188,360
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.0)% .		(87,987)

NET ASSETS - 100.0%		$1,100,373

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$1,133,446

Gross unrealized appreciation	$80,038
Gross unrealized depreciation	(25,124)

Net unrealized appreciation	$54,914

Legend:
ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

9

WHV/EAM FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV/EAM International Small Cap Equity Fund and WHV/EAM Emerging Markets Small Cap Equity Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost which approximates fair value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

10

WHV/EAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of January 31, 2015, in valuing each Fund’s investments carried at fair value:

WHV/EAM International Small Cap Equity Fund	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$73,002	$—	$73,002	$—
Austria	10,764	—	10,764	—
Brazil	18,054	18,054	—	—
Canada	37,474	37,474	—	—
China	52,699	—	52,699	—
Denmark	21,836	—	21,836	—
Finland	10,469	—	10,469	—
France	10,458	—	10,458	—
Germany	53,863	—	53,863	—
Greece	11,239	11,239	—	—
Hong Kong	48,779	—	48,779	—
India	9,720	9,720	—	—
Indonesia	46,406	—	46,406	—
Ireland	9,649	—	9,649	—
Israel	34,210	23,212	10,998	—
Italy	30,307	—	30,307	—
Japan	316,153	—	316,153	—
Malta	11,131	11,131	—	—
Mexico	21,352	21,352	—	—
Netherlands	23,819	—	23,819	—

11

WHV/EAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

WHV/EAM International Small Cap Equity Fund	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
New Zealand	$10,309	$—	$10,309	$—
Norway	20,472	—	20,472	—
Philippines	23,921	—	23,921	—
Singapore	11,474	—	11,474	—
South Africa	22,202	11,779	10,423	—
South Korea	140,790	19,525	121,265	—
Sweden	51,714	10,081	41,633	—
Switzerland	11,009	—	11,009	—
Taiwan	134,840	11,785	123,055	—
Thailand	24,140	—	24,140	—
Turkey	37,928	—	37,928	—
United Kingdom	42,931	21,048	21,883	—
Exchange Traded Fund	36,039	36,039	—	—
Registered Investment Company	201,865	201,865	—	—

Total Investments in Securities	$1,621,018	$444,304	$1,176,714	$—

WHV/EAM Emerging Markets Small Cap Equity Fund	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$23,297	$23,297	$—	$—
China	68,220	9,018	59,202	—
Greece	8,467	8,467	—	—
Hong Kong	49,660	—	49,660	—
India	7,943	7,943	—	—
Indonesia	65,975	9,097	56,878	—
Mexico	30,695	30,695	—	—
Philippines	65,465	17,309	48,156	—
South Africa	108,277	25,783	82,494	—
South Korea	173,722	25,624	148,098	—
Taiwan	231,948	9,687	222,261	—
Thailand	89,894	6,890	83,004	—

12

WHV/EAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

WHV/EAM Emerging Markets Small Cap Equity Fund	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Turkey	$62,311	$—	$62,311	$—
United States	7,429	7,429	—	—
Preferred Stock	7,896	7,896	—	—
Exchange Traded Fund	49,459	49,459	—	—
Registered Investment Company	137,702	137,702	—	—

Total Investments in Securities	$1,188,360	$376,296	$812,064	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

13

WHV/EAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

For the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

14

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments

January 31, 2015

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.8%
Aerospace & Defense — 1.4%
KLX, Inc.*	5,243	$206,102

Auto Components — 1.7%
Superior Industries International, Inc.	13,353	243,692

Biotechnology — 6.4%
Emergent Biosolutions, Inc.*.	11,492	322,121
Myriad Genetics, Inc.*	8,866	331,766
PDL BioPharma, Inc.	34,333	250,287

		904,174

Capital Markets — 2.4%
Investment Technology Group, Inc.*	16,688	346,276

Commercial Banks — 12.6%
Blue Hills Bancorp, Inc.*	10,815	143,731
Centerstate Banks, Inc.	17,281	190,264
HomeTrust Bancshares, Inc.*	8,829	136,408
International Bancshares Corp.	10,249	230,705
National Bank Holdings Corp., Class A	11,251	207,581
OFG Bancorp	16,160	260,176
Popular, Inc.*	10,655	328,494
Republic Bancorp, Inc., Class A	12,942	294,948

		1,792,307

Commercial Services & Supplies — 1.6%
Quad/Graphics, Inc.	11,644	233,346

Construction & Engineering — 1.7%
KBR, Inc.	14,912	246,495

	Number of Shares	Value
COMMON STOCKS — (Continued)
Electronic Equipment, Instruments & Components — 6.3%
AVX Corp.	9,868	$127,593
Celestica, Inc. (Canada)*	20,231	226,385
Multi-Fineline Electronix, Inc.*	28,469	370,382
Nam Tai Property, Inc.	34,773	168,649

		893,009

Energy Equipment & Services — 1.3%
Helix Energy Solutions Group, Inc.*	6,423	120,560
Hercules Offshore, Inc.*	94,828	68,276

		188,836

Health Care Providers & Services — 4.6%
Magellan Health Services, Inc.*	5,977	359,337
Triple-S Management Corp., Class B*	12,348	297,340

		656,677

Hotels, Restaurants & Leisure — 2.0%
Biglari Holdings, Inc.*	684	283,155

Insurance — 3.5%
FBL Financial Group, Inc., Class A	3,961	206,725
Maiden Holdings Ltd. (Bermuda)	23,527	294,088

		500,813

Internet Software & Services — 2.3%
j2 Global, Inc.	5,622	322,928

IT Services — 1.7%
Sykes Enterprises, Inc.*	10,607	238,870

Machinery — 3.3%
FreightCar America, Inc.	8,949	208,870

See accompanying Notes to the Quarterly Portfolio of Investments.

1

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Machinery — (Continued)
Kadant, Inc.	6,585	$261,688

		470,558

Metals & Mining — 2.8%
Nevsun Resources Ltd. (Canada)	113,938	394,225

Oil, Gas & Consumable Fuels — 2.9%
Energy XXI Bermuda Ltd. (Bermuda)	42,254	124,227
Stone Energy Corp.*	8,602	121,116
VAALCO Energy, Inc.*	29,396	162,854

		408,197

Professional Services — 1.3%
Barrett Business Services, Inc.	5,844	179,119

Real Estate Investment Trusts (REITs) — 5.4%
Anworth Mortgage Asset Corp.	49,021	254,419
ARMOUR Residential REIT, Inc.	34,728	114,950
Hatteras Financial Corp.	7,600	138,168
Redwood Trust, Inc.	13,115	261,382

		768,919

Semiconductors & Semiconductor Equipment — 9.5%
ChipMOS Technologies Bermuda Ltd. (Bermuda) .	13,345	313,207
Kulicke & Soffa Industries, Inc.*	24,822	376,550
Nova Measuring Instruments Ltd. (Israel)*	32,226	358,353
OmniVision Technologies, Inc.*	11,155	301,631

		1,349,741

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software — 4.2%
AVG Technologies NV (Netherlands)*	7,283	$144,058
EnerNOC, Inc.*	13,964	240,460
TiVo, Inc.*	19,785	206,951

		591,469

Specialty Retail — 4.3%
Outerwall, Inc.*	5,618	348,765
Systemax, Inc.*	20,080	262,446

		611,211

Technology Hardware, Storage & Peripherals — 2.3%
QLogic Corp.*	24,715	330,192

Thrifts & Mortgage Finance — 11.1%
Astoria Financial Corp.	18,486	226,084
Beneficial Bancorp, Inc.*	26,582	286,814
Charter Financial Corp.	28,089	314,597
Clifton Bancorp, Inc.	23,615	313,135
Northfield Bancorp, Inc.	20,223	291,211
Waterstone Financial, Inc.	11,756	149,066

		1,580,907

Wireless Telecommunication Services — 1.2%
Spok Holdings, Inc.	9,586	164,112

TOTAL COMMON STOCKS (Cost $14,483,579)		13,905,330

TOTAL INVESTMENTS - 97.8% (Cost $14,483,579)**		13,905,330
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%		314,185

NET ASSETS - 100.0%		$14,219,515

See accompanying Notes to the Quarterly Portfolio of Investments.

2

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$14,483,579

Gross unrealized appreciation	$713,234
Gross unrealized depreciation	(1,291,483)

Net unrealized depreciation	$(578,249)

See accompanying Notes to the Quarterly Portfolio of Investments.

3

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2015

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV/Seizert Small Cap Value Equity Fund (The “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2015

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/15	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$13,905,330	$13,905,330	$—	$—

*	Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Fund.

5

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2015

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date	03/20/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date	03/20/2015

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and Chief Financial Officer (principal financial officer)

Date	03/20/15

*  Print the name and title of each signing officer under his or her signature.